    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 28, 2000

                                                               File No. 33-30950
                                                               File No. 811-5900
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A
                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933                 / /
                         POST-EFFECTIVE AMENDMENT NO. 34            /X/
                                       and
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940             / /
                                AMENDMENT NO. 31                    /X/


                              THE EXPEDITION FUNDS
               (Exact name of registrant as specified in charter)

                               c/o CT Corporation
                                 2 Oliver Street
                           Boston, Massachusetts 02109
               (Address of Principal Executive Offices) (Zip Code)
        Registrant's Telephone Number, including Area Code (800) 342-5734

                                  Mark E. Nagle
                           c/o SEI Investments Company
                            Oaks, Pennsylvania 19456
                     (Name and Address of Agent for Service)

                                   Copies to:
                             Richard W. Grant, Esq.
                            John H. Grady, Jr., Esq.
                           Morgan, Lewis & Bockius LLP
                               1701 Market Street
                             Philadelphia, PA 19103

    It is proposed that this filing become effective (check appropriate box)


    / / immediately upon filing pursuant to paragraph (b)
    /X/ on February 29, 2000 pursuant to paragraph (b) / /
    / / 60 days after filing pursuant to paragraph (a) / /
    / / 75 days after filing pursuant to paragraph (a) / /
    / / on [___________] pursuant to paragraph (a) of Rule 485.

                                EXPEDITION FUNDS

                              INSTITUTIONAL SHARES
                                   PROSPECTUS

                                  MARCH 1, 2000

                          EXPEDITION MONEY MARKET FUND
                      EXPEDITION TAX-FREE MONEY MARKET FUND

                               INVESTMENT ADVISER:
                                  COMPASS BANK

                             INVESTMENT SUB-ADVISER:
                           WEISS, PECK & GREER, L.L.C.
                     (EXPEDITION TAX-FREE MONEY MARKET FUND)

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
           EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE
      ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A
                                CRIMINAL OFFENSE.

                              ABOUT THIS PROSPECTUS

Expedition Funds is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Institutional Shares of the Expedition Money Market Fund and Expedition Tax-Free Money Market Fund that you should know before investing. Please read this prospectus and keep it for future reference.

Expedition Funds also offers shares of the Expedition Equity Fund, Expedition Equity Income Fund, Expedition Investment Grade Bond Fund and Expedition Tax-Free Investment Grade Bond Fund in a separate prospectus which is available by calling 1-800-992-2085.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN THAT IS COMMON TO EACH OF THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT THE FUNDS, PLEASE SEE:

                                                                                        PAGE

     MONEY MARKET FUND..................................................................XXX
     TAX-FREE MONEY MARKET FUND.........................................................XXX
     MORE INFORMATION ABOUT FUND INVESTMENTS............................................XXX
     INVESTMENT ADVISER AND SUB-ADVISER.................................................XXX
     PURCHASING, SELLING AND EXCHANGING FUND SHARES.....................................XXX
     DIVIDENDS AND DISTRIBUTIONS........................................................XXX
     TAXES..............................................................................XXX
     FINANCIAL HIGHLIGHTS...............................................................XXX
     HOW TO OBTAIN MORE INFORMATION ABOUT
         THE EXPEDITION FUNDS...........................................................Back Cover


Shares of the Expedition Funds are not deposits of or obligations of, or guaranteed or endorsed by Compass Bank, Compass Bancshares, Inc. or any of their affiliates, or any bank, and are not obligations of, guaranteed by or insured by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

An investment in shares of the Funds involves investment risk, including the possible loss of all or a portion of the principal invested, and the investment return and value of shares of the Funds will fluctuate so that an investment, when liquidated, may be worth more or less than the original cost.

Each Money Market Fund tries to maintain a constant price per share of $1.00, but we cannot guarantee this.

Compass Bank serves as investment adviser and custodian to the Expedition Funds, and Compass Bank and various of its affiliates may provide various services to the Funds, for which investment advisory, custodian and other services Compass Bank and/or such other affiliates are entitled to receive compensation.

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has an investment goal and strategies for reaching that goal. The investment managers invest Fund assets in a way that they believe will help a Fund achieve its goal. Still, investing in a Fund involves risks and there is no guarantee that a Fund will achieve its goal. An investment manager's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the investment manager does, you could lose money on your investment in a Fund, just as you could with other investments.

EXPEDITION MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL               Current income consistent with stability of
                              principal

INVESTMENT FOCUS              Money market instruments

SHARE PRICE VOLATILITY        Very low

PRINCIPAL INVESTMENT STRATEGY Investing in a broad range of highest quality, short-term U.S. dollar denominated debt securities

INVESTOR PROFILE              Conservative investors who want to receive current
                              income through a liquid investment

INVESTMENT STRATEGY OF THE EXPEDITION MONEY MARKET FUND

The Fund invests in a broad range of highest quality, short-term U.S. dollar denominated money market instruments, such as obligations of the U.S. Treasury agencies and instrumentalities of the U.S. government, domestic and foreign banks, domestic and foreign corporations, supranational entities, and foreign governments. The Fund may also enter into fully collaterized repurchase agreements. The Fund's portfolio is comprised only of short-term debt securities that are rated in the highest rating category or unrated securities that the Adviser determines are of comparable quality. The Fund will maintain an average dollar weighted maturity of 90 days or less, and will only acquire securities that have a remaining maturity of 397 days or less.

The Adviser's investment selection process seeks to add value through security selection, sector rotation and positioning on the yield curve. Securities are chosen based on the issuer's financial condition, the financial condition of any person or company which guarantees the credit of the issuer, liquidity and competitive yield. The Fund attempts to avoid purchasing or holding securities that are subject to a decline in credit quality through careful credit screening as well as ongoing monitoring of each issuer and any person or company providing credit support.

PRINCIPAL RISKS OF INVESTING IN THE EXPEDITION MONEY MARKET FUND


An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. An investment in the Fund is not a deposit of Compass Bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the Fund's performance from year to year.* Periods from June 9, 1997 through December 31, 1999 reflect the performance of the Institutional Shares. Periods prior to June 9, 1997 reflect performance of the Fund's Investment Service Shares. Investment Service Shares are not offered by this prospectus; however, because they are invested in the same portfolio of securities, the annual returns for the two classes would be substantially similar. The performance of the Investment Service Shares has not been adjusted to reflect the lower expenses of the Institutional Shares.


1991                          5.99%
1992                          3.73%
1993                          2.77%
1994                          3.65%
1995                          5.59%
1996                          4.86%
1997                          5.17%
1998                          5.25%
1999                          4.90%

      BEST QUARTER               WORST QUARTER
          1.67%                      0.66%
       (03/31/91)                  (03/31/94)

*  The performance information shown above is based on a calendar year.


Call 1-800-992-2085 for the Fund's current 7-day yield.


THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999.



INSTITUTIONAL SHARES*                           1 YEAR             5 YEARS         SINCE INCEPTION
MONEY MARKET FUND                              4.90%                5.15%*            5.14%*

----------------------------------------


* Institutional Shares of the Fund were offered beginning June 9, 1997. The performance information shown prior to that date represents performance of the Fund's Investment Service Shares, which were offered beginning February 5, 1990. The performance of the Investment Service Shares has not been adjusted to reflect the lower expenses of the Institutional Shares.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD THE FUND'S INSTITUTIONAL SHARES.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)*

                                                           INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
Management Fees                                                   0.40%
Other Expenses                                                    0.37%
                                                                  -----
Total Annual Fund Operating Expenses                              0.77%


--------------------------------------------------------------------------------

* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser waived a portion of the fees in order to keep total operating expenses at a specified level. These fee waivers remain in place as of the date of this prospectus, but the Adviser may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses for the most recent fiscal year were as follows:


         Institutional Shares                                0.43%

For more information about these fees, see "Investment Adviser and Sub-Adviser."

EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.


The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR            3 YEARS               5 YEARS                10 YEARS
    $79               $246                  $428                    $954

EXPEDITION TAX-FREE MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL               Current income exempt from Federal income tax,
                              consistent with stability of principal

INVESTMENT FOCUS              Tax-free money market instruments

SHARE PRICE VOLATILITY        Very low

PRINCIPAL INVESTMENT STRATEGY Investing in a well diversified portfolio of short-term municipal securities which pay interest that is exempt from Federal income tax

INVESTOR PROFILE              Taxable investors who want income exempt from
                              Federal income tax through a liquid investment

INVESTMENT STRATEGY OF THE EXPEDITION TAX-FREE MONEY MARKET FUND

The Fund invests substantially all of its assets in a broad range of high quality, short-term municipal money market instruments that pay interest that is exempt from Federal income tax. The issuers of these securities may be state and local governments and agencies located in any of the fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions. The Fund's portfolio seeks to be well diversified among these issuers, and will be comprised only of short-term debt securities that are rated in one of the two highest rating categories or unrated securities that have been determined by the Sub-Adviser to be of comparable quality. The Fund will maintain an average dollar weighted maturity of 90 days or less, and will only acquire securities that have a remaining maturity of 397 days or less.

The Adviser has engaged Weiss, Peck & Greer, L.L.C. as sub-adviser (Sub-Adviser) to manage the Fund on a day-to-day basis. The Sub-Adviser's investment selection process seeks to add value through a strategy that takes advantage of the inefficient nature of the municipal securities market rather than attempting to predict interest rate movements. Securities are chosen based on the issuer's financial condition, the financial condition of any person or company which guarantees the credit of the issuer, liquidity and competitive yield. The Fund attempts to avoid purchasing or holding securities that are subject to a decline in credit quality of the issue through careful credit screening, as well as ongoing monitoring of each issuer and any person or company providing credit support.

PRINCIPAL RISKS OF INVESTING IN THE EXPEDITION TAX-FREE MONEY MARKET FUND


An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. An investment in the Fund is not a deposit of Compass Bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's municipal securities.

Since the Fund often purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows the performance of the Tax-Free Money Market Fund's Investment Service Shares for one year.* Investment Service Shares are not offered by this prospectus; however, because they are invested in the same portfolio of securities, the annual returns for the two classes will be substantially similar. The performance of the Investment Service Shares has not been adjusted to reflect the lower expenses of the Institutional Shares.


                           1999                3.02%

                        BEST QUARTER      WORST QUARTER
                           0.85%               0.63%
                        (12/31/99)          (03/31/99)

*  The performance information shown above is based on a calendar year.


Call 1-800-992-2085 for the Fund's current 7-day yield.

THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999.

INVESTMENT SERVICE SHARES                 1 YEAR                 SINCE INCEPTION
--------------------------------------------------------------------------------
Tax-Free Money Market Fund                 3.02%*                    2.99%*



* Institutional Shares of the Fund were offered beginning April 14, 1999. The performance information shown prior to that date represents performance of the Fund's Investment Service Shares, which were offered May 20, 1998. The performance of the Investment Service Shares has not been adjusted to reflect the lower expenses of the Institutional Shares.


FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)*

                                              INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
Management Fees                                       0.40%
Other Expenses                                        0.49%
                                                      -----
Total Annual Fund Operating Expenses                  0.89%



* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser waived a portion of the fees in order to keep total operating expenses at a specified level. These fee waivers remain in place as of the date of this prospectus, but the Adviser may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses for the most recent fiscal year were as follows:



         Institutional Shares                                 0.43%

For more information about these fees, see "Investment Adviser and Sub-Adviser."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

     1 YEAR             3 YEARS              5 YEARS               10 YEARS
      $91                $284                 $493                  $1,096

MORE INFORMATION ABOUT FUND INVESTMENTS

In addition to the investments and strategies described in this prospectus, the Funds also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in our Statement of Additional Information. Of course, we cannot guarantee that either Fund will achieve its investment goal.

INVESTMENT ADVISER AND SUB-ADVISER

The Investment Adviser makes investment decisions for the Money Market Fund and continuously reviews, supervises and administers the Money Market Fund's investment program. The Adviser oversees the Sub-Adviser to ensure compliance with the Tax-Free Money Market Fund's investment policies and guidelines, and monitors the Sub-Adviser's adherence to its investment style. The Adviser pays the Sub-Adviser out of the investment advisory fees it receives (described below). The Board of Trustees of Expedition Funds supervises the Adviser and Sub-Adviser and establishes policies that the Adviser and Sub-Adviser must follow in their management activities.

Compass Bank, a wholly-owned subsidiary of Compass Bancshares, Inc. (Compass Bancshares) serves as the Adviser to the Funds. Compass Bank has served as an investment adviser to mutual funds since 1990. Through the Compass Asset Management Group, the Adviser and its affiliates provide investment advisory and management services for the assets of individuals, pension and profit sharing plans, endowments and foundations. As of December 31, 1999, Compass Bank had approximately $8.4 billion in assets under administration, with investment discretion over $3.1 billion. For the fiscal period ended October 31, 1999, Compass Bank received advisory fees as a percentage of average daily net assets (after waivers) of:

     MONEY MARKET FUND                      0.18%
     TAX-FREE MONEY MARKET FUND             0.12%

Weiss, Peck & Greer, L.L.C. (WPG), One New York Plaza, New York, NY 10004, serves as the Sub-Adviser and manages the Tax-Free Money Market Fund on a day-to-day basis. WPG was founded in 1970, and engages in investment management, venture capital management and management buyouts. Since its founding, WPG has been active in managing portfolios of tax exempt securities. WPG selects, buys and sells securities for the Fund under the supervision of the Adviser and the Board of Trustees.

ADDITIONAL COMPENSATION


Compass Bank and its affiliates may act as fiduciaries or provide services in various non-fiduciary capacities with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the Funds. In addition to the compensation payable directly by such accounts for fiduciary and non-fiduciary services, Compass Bank receives compensation for acting as the Funds' investment adviser and Compass Bank and its affiliates.

CUSTODY SERVICES. Compass Bank serves as custodian to the Funds, and for such services is paid an annual fee payable from the Funds' assets of 0.02% of each Fund's average daily net assets.


SUB-ADMINISTRATION SERVICES. Compass Bank provides sub-administrative services to the Funds. For providing these services, Compass Bank is compensated by the Funds' administrator (not by the Funds) at an annual rate of up to .02% of each Fund's average daily net assets.


BROKERAGE TRANSACTIONS. When purchasing and selling portfolio securities for the Funds, Compass Bank, as the Funds' investment adviser, may place trades through its affiliates providing brokerage services, including Compass Brokerage, Inc., which brokerage affiliates will earn commissions on these transactions.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange shares of the Funds.

Institutional Shares are for financial institutions investing for their own or their customers' accounts. Institutional Shares are also available for purchase by subsidiaries and other affiliates of Compass Bancshares, including the Compass Asset Management Group, on behalf of certain qualifying fiduciary, trust, agency, investment advisory, asset allocation, custody or similar accounts.

HOW TO PURCHASE FUND SHARES

You may purchase shares directly by:
Mail
Telephone, or
Wire


To purchase Institutional Shares, qualifying customers of the Compass Asset Management Group should contact their authorized Asset Management Group representative by calling Compass Bank. Unless you arrange to pay by wire, write your check, payable in U.S. dollars, to "Expedition Funds" and include the name of the appropriate Fund(s) on the check. A Fund cannot accept third-party checks, credit cards, credit card checks or cash.


You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures, which may be different from the procedures for investing directly. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding the Fund to your institution.

GENERAL INFORMATION


You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Federal Reserve are open for business (a Business Day).


A Fund may reject any purchase order if it determines that accepting the order would not be in the best interests of the Fund or its shareholders.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Fund receives your purchase order. We expect that the NAV of the Funds will remain constant at $1.00 per share.

The Money Market Fund calculates its NAV each business day at 12:00 noon and 4:00 p.m. Central time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, generally the Fund must receive your order and federal funds (readily available funds) before 4:00 p.m. Central time.


The Tax-Free Money Market Fund calculates its NAV each Business Day at 12:00 noon Central time and the close of normal trading on the NYSE (normally 3:00 p.m. Central time). So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Fund generally must receive your order before 11:30 a.m. Central time and federal funds (readily available funds) before 1:00 p.m. Central time.

HOW WE CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

In calculating NAV for the Funds, we generally value a Fund's investment portfolio using the amortized cost valuation method, which is described in detail in our Statement of Additional Information. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees.

HOW TO SELL YOUR FUND SHARES

Holders of the Institutional Shares may sell shares by following the procedures established when they opened their account or accounts. If you have questions, customers of the Compass Asset Management Group should contact their Asset Management Group authorized representative. Other investors holding shares through a financial institution or intermediary should contact their financial institution or intermediary.

If you would like to sell $40,000 or more of your shares, please notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).

The sale price of each share will be the next NAV determined after we receive your request. Redemption requests received before 11:30 a.m. Central time for the Tax-Free Money Market Fund and before 4:00 p.m. Central time for the Money Market Fund will not be entitled to that day's dividend.

RECEIVING YOUR MONEY

Normally, we will send your sale proceeds within one Business Day after we receive your request, and in any event within seven days. Your proceeds can be wired to your bank account (amounts less than $5,000 may be subject to a wire fee) or sent to you by check. If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 15 days from your date of purchase).

REDEMPTIONS IN KIND

We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders), we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares during times when the NYSE restricts or halts trading, or otherwise permitted by the Securities and Exchange Commission ("SEC"). More information about this is in our Statement of Additional Information.

HOW TO EXCHANGE YOUR SHARES

You may exchange your shares for any other Institutional Shares of the Expedition Funds on any Business Day by contacting us directly by mail or telephone by calling 1-800-992-2085.

You may also exchange shares through your financial institution by mail or telephone. Customers of the Compass Asset Management Group should contact their Asset Management Group authorized representative.

IF YOU RECENTLY PURCHASED SHARES BY CHECK, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE). This exchange privilege may be changed or canceled at any time upon 60 days' notice.

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

DIVIDENDS AND DISTRIBUTIONS

Dividends are declared daily and paid monthly. Each Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify us in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after we receive your written notice. To cancel your election, simply send us written notice.

TAXES

Please consult your tax adviser regarding your specific questions about federal, state and local income taxes. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Each sale or exchange of Fund shares is a taxable event.

The Tax-Free Money Market Fund intends to distribute federally tax-exempt income. The Fund may invest a portion of its assets in securities that generate taxable income for federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes. Any capital gains distributed by the Fund may be taxable.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

FINANCIAL HIGHLIGHTS

The table that follows presents performance information about Institutional Shares of the Funds. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by Deloitte & Touche LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in the annual report that accompanies our Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-992-2085.

FINANCIAL HIGHLIGHTS
FOR THE PERIODS ENDED OCTOBER 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.



                   NET                  REALIZED
                   ASSET                AND                                              NET
                   VALUE,               UNREALIZED   DISTRIBUTIONS      DISTRIBUTIONS    ASSET              NET
                   BEGINNING NET        GAIN         FROM NET           FROM             VALUE,             ASSETS
                   OF        INVESTMENT (LOSSES) ON  INVESTMENT         CAPITAL          END OF   TOTAL     END OF
                   PERIOD    INCOME     SECURITIES   INCOME             GAINS            PERIOD   RETURN+   PERIOD(000)
---------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND
INSTITUTIONAL
SHARES
1999               $1.00      0.05       --          (0.05)              --               $1.00    4.83%     $130,798
1998               $1.00      0.05       --          (0.05)              --               $1.00    5.33%     $102,699
1997(1)            $1.00      0.02       --          (0.02)              --               $1.00    5.26%      $48,006

TAX-FREE MONEY
MARKET FUND
INSTITUTIONAL
SHARES
1999(2)            $1.00      0.02       --          (0.02)              --               $1.00    1.69%      $28,874

                                                           RATIO OF
                    RATIO              RATIO OF NET        EXPENSES TO      RATIO OF NET
                    OF                 INVESTMENT          AVERAGE NET      INVESTMENT          PORTFOLIO
                    EXPENSES           INCOME (LOSS) TO    ASSETS           INCOME (LOSS) TO    TURNOVER
                    TO                 AVERAGE NET         (EXCLUDING       AVERAGE NET         RATE
                    AVERAGE            ASSETS              TO AVERAGE       ASSETS
                    NET                                    REIMBURSEMENT    (EXCLUDING
                    ASSETS                                                  WAIVERS AND
                                                                            REIMBURSEMENTS)
---------------------------------------------------------------------------------------------------------
MONEY MARKET FUND
INSTITUTIONAL
SHARES
1999                 0.43%             4.73%                0.77%            4.39%               --
1998                 0.43%             5.18%                0.66%            4.95%               --
1997(1)              0.43%*            5.22%*               0.70%*           4.95%*              --

TAX-FREE MONEY
MARKET FUND
INSTITUTIONAL
SHARES
1999(2)             0.43%*             3.06%*               0.89%*           2.60%*              --

 *    ANNUALIZED
 +    RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

(1)  COMMENCED OPERATIONS ON JUNE 19, 1997.
(2)  COMMENCED OPERATIONS ON APRIL 14, 1999.

                                EXPEDITION FUNDS


INVESTMENT ADVISER AND CUSTODIAN

Compass Bank
15 S. 20th Street
Birmingham, Alabama 35233

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP
1800 M Street, N.W.
Washington, DC 20036


MORE INFORMATION ABOUT EXPEDITION FUNDS IS AVAILABLE WITHOUT CHARGE THROUGH THE
FOLLOWING:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated March 1, 2000, includes detailed information about Expedition Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Fund's holdings and contain information from the Fund's managers about strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:


BY TELEPHONE:  Call 1-800-992-2085

BY MAIL:  Write to us
Expedition Funds
c/o State Street Bank and Trust Company
P.O. Box 8010
Boston, Massachusetts 02266

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about Expedition Funds, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov. Expedition Funds' Investment Company Act registration number is 811-5900.

                                EXPEDITION FUNDS

                            INVESTMENT SHARES-CLASS A
                            INVESTMENT SHARES-CLASS B
                              INSTITUTIONAL SHARES

                                   PROSPECTUS

                                  MARCH 1, 2000

                             EXPEDITION EQUITY FUND
                          EXPEDITION EQUITY INCOME FUND
                      EXPEDITION INVESTMENT GRADE BOND FUND
                 EXPEDITION TAX-FREE INVESTMENT GRADE BOND FUND

                               INVESTMENT ADVISER:
                                  COMPASS BANK


  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              ABOUT THIS PROSPECTUS

Expedition Funds is a mutual fund family that offers shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Investment Shares-Class A (Class A Shares), Investment Shares-Class B (Class B Shares) and Institutional Shares of the Expedition Equity Fund, Expedition Equity Income Fund, Expedition Investment Grade Bond Fund and Expedition Tax-Free Investment Grade Bond Fund that you should know before investing. Please read this prospectus and keep it for future reference.

Expedition Funds also offers shares of the Expedition Money Market Fund and Expedition Tax-Free Money Market Fund in separate prospectuses which are available by calling 1-800-992-2085.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN THAT IS COMMON TO EACH OF THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT THE FUNDS, PLEASE SEE:




                                                                                       PAGE

     EXPEDITION EQUITY FUND.............................................................XXX
     EXPEDITION EQUITY INCOME FUND......................................................XXX
     EXPEDITION INVESTMENT GRADE BOND FUND..............................................XXX
     EXPEDITION TAX-FREE INVESTMENT GRADE BOND FUND.....................................XXX
     MORE INFORMATION ABOUT RISK........................................................XXX
     MORE INFORMATION ABOUT FUND INVESTMENTS............................................XXX
     INVESTMENT ADVISER.................................................................XXX
     PURCHASING, SELLING AND EXCHANGING FUND SHARES.....................................XXX
     DISTRIBUTION OF FUND SHARES........................................................XXX
     DIVIDENDS AND DISTRIBUTIONS........................................................XXX
     TAXES..............................................................................XXX
     FINANCIAL HIGHLIGHTS...............................................................XXX
     HOW TO OBTAIN MORE INFORMATION ABOUT THE

         EXPEDITION FUNDS...............................................................Back Cover

Shares of the Expedition Funds are not deposits of or obligations of, or guaranteed or endorsed by Compass Bank, Compass Bancshares, Inc. or any of their affiliates, or any bank, and are not obligations of, guaranteed by or insured by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

An investment in shares of the Funds involves investment risk, including the possible loss of all or a portion of the principal invested, and the investment return and value of shares of the Funds will fluctuate so that an investment, when liquidated, may be worth more or less than the original cost.

Compass Bank serves as investment adviser and custodian to the Expedition Funds, and Compass Bank and various of its affiliates may provide various services to the Funds, for which investment advisory, custodian and other services Compass Bank and/or such other affiliates are entitled to receive compensation.

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.


Each Fund has an investment goal and strategies for reaching that goal. The investment managers invest Fund assets in a way that they believe will help a Fund achieve its goal. Still, investing in a Fund involves risk and there is no guarantee that a Fund will achieve its goal. An investment manager's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your investment in a Fund, just as you could with other investments. An investment in either Fund is not a deposit of Compass Bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The estimated volatility for each Fund is set forth in the fund summaries that follow. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

EXPEDITION EQUITY FUND

FUND SUMMARY

INVESTMENT GOAL                              Growth of capital with a secondary
                                             objective of income

INVESTMENT FOCUS                             Common stocks issued by large and
                                             medium sized U.S. companies

SHARE PRICE VOLATILITY                       Medium

PRINCIPAL INVESTMENT STRATEGY                Investing in a blended portfolio of
                                             both growth and value stocks

INVESTOR PROFILE                             Long-term investors who want growth
                                             of capital and dividend income, and
                                             are willing to accept the risks of
                                             equity investing

INVESTMENT STRATEGY OF THE EXPEDITION EQUITY FUND


The Fund invests primarily (at least 80% of its total assets) in common stocks issued by U.S. companies with medium to large market capitalizations (in excess of $1 billion) that the Adviser believes are attractively valued and have favorable long-term growth potential. The Fund generally seeks to diversify its investments across all major industry sectors. The Adviser's investment selection process begins with the use of quantitative screening techniques to evaluate securities based on both value characteristics (i.e., whether a company's stock market value is attractive relative to historical earnings and its prospects for future earnings and dividend growth) and momentum characteristics (such as changes in a company's earnings per share estimates). The Adviser then analyzes the fundamental characteristics of these companies to evaluate which companies hold the best prospects for future growth. These growth characteristics include factors such as above average sales or earnings growth, pricing flexibility, and superior margins and profitability trends compared to a company's industry peers.


The Adviser monitors the companies owned by the Fund and may sell a security when there is a fundamental change in a company's outlook or when better opportunities are available within that industry sector. By blending these value and growth criteria, the Adviser attempts to lessen the Fund's volatility and avoid the cycles in performance associated with "style specific" investment management.

PRINCIPAL RISKS OF INVESTING IN THE EXPEDITION EQUITY FUND

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these medium sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, medium capitalization stocks may be more volatile than those of larger companies.

The Fund is also subject to the risk that its investment approach, which seeks to identify common stocks with both growth and value characteristics, may cause it to perform differently than funds that target a specific equity market segment or that invest in other asset classes.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The periods prior to June 13, 1997, when the Fund began operating, represent the performance of the Adviser's similarly managed predecessor common trust fund. This past performance has been adjusted to reflect expenses for the Institutional Shares of the Fund. The Adviser's common trust fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the common trust fund's performance may have been lower.

This bar chart shows changes in the performance of the Fund's Institutional Shares from year to year.*

                         1994                      (1.20%)
                         1995                       25.78%
                         1996                       18.61%
                         1997                       31.33%
                         1998                       28.49%
                         1999                       26.37%

                     BEST QUARTER               WORST QUARTER
                        23.47%                     (12.09)%
                       (12/31/98)                  (09/30/98)

*  THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999 TO THOSE OF, THE S&P 500 INDEX, S&P MIDCAP 400 INDEX AND THE LIPPER LARGE-CAP CORE FUNDS CLASSIFICATION.



EXPEDITION EQUITY FUND                                     1 YEAR              5 YEARS           SINCE INCEPTION
---------------------------------------------------- ------------------- -------------------- -----------------------
INSTITUTIONAL SHARES                                       26.37%              26.04%*               25.27%*
CLASS A SHARES                                             20.84%             24.90%**               19.36%**
CLASS B SHARES                                             20.08%             25.66%***             19.99%***
S&P 500 INDEX                                              21.04%              28.55%                22.89%+
S&P MIDCAP 400 INDEX                                       14.72%              23.04%                18.05%+
LIPPER LARGE-CAP CORE FUNDS CLASSIFICATION                 13.77%              21.34%                16.93%+



* Institutional Shares of the Fund were offered beginning June 13, 1997. The performance information shown prior to that date represents performance of the Adviser's similarly managed common trust fund which commenced operations on October 13, 1993. The performance of the common trust fund has been adjusted to reflect the expenses applicable to Institutional Shares.



** Class A Shares of the Fund were offered beginning November 24, 1997. The performance information shown prior to that date represents performance of Institutional Class Shares, which were offered June 13, 1997. For Institutional Shares, performance presented prior to June 13, 1997 reflects the performance of the Adviser's similarly managed common trust fund. The performance of Institutional Shares has been adjusted for the sales charge applicable to Class A Shares, but does not reflect the Class A Shares' Rule 12b-1 fees. Had that adjustment been made, performance would be lower than that shown.

*** Class B Shares of the Fund were offered beginning November 16, 1998. The performance information shown prior to that date represents performance of Institutional Shares, which were offered June 13, 1997. The performance of the Institutional Shares has been adjusted for the maximum contingent deferred sales charge applicable to Class B Shares in year one only, but has not been adjusted to reflect the Class B Shares' higher Rule 12b-1 fees. Had that adjustment been made, performance would be lower than that shown.
+       Since October 31, 1993.

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings. The S&P MidCap 400 Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of 400 domestic mid-cap stocks chosen for market size, liquidity, and industry group representation.

WHAT IS AN AVERAGE?

An average is a composite of mutual funds with similar investment goals. The Lipper Large-Cap Core Funds Classification is a widely-recognized average of mutual funds which invest in large-cap equity securities.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)



                                                                                                       INSTITUTIONAL
                                                                       CLASS A SHARES  CLASS B SHARES      SHARES
---------------------------------------------------------------------- --------------- --------------- ---------------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)*                                       4.00%            None            None
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**                                      None           5.00%            None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and
other Distributions (as a percentage of offering price)                     None            None            None
Redemption Fee
(as a percentage of amount redeemed, if applicable)                         None            None            None
Exchange Fee                                                                None            None            None




* This sales charge varies depending upon how much you invest. See "Front-End Sales Charges - Class A Shares."

** This sales charge is imposed if you sell Class B Shares within one year of your purchase and decreases over time, depending on how long you own your shares. See "Contingent Deferred Sales Charges - Class B Shares."


ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


                                                     CLASS A SHARES         CLASS B SHARES      INSTITUTIONAL SHARES
----------------------------------------------- ------------------------- -------------------- -----------------------
Management Fees                                          0.75%                   0.75%                 0.75%
Distribution and Service (12b-1) Fees                    0.25%                   1.00%                  None
Other Expenses                                           0.30%                   0.30%                 0.30%
                                                         -----                   -----                 -----
Total Annual Fund Operating Expenses                     1.30%                   2.05%                 1.05%

For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:



                                          1 YEAR              3 YEARS              5 YEARS             10 YEARS
INSTITUTIONAL SHARES                       $107                 $334               $  579               $1,283
CLASS A SHARES                             $527                 $796               $1,084               $1,905
CLASS B SHARES                             $708                 $943               $1,203               $2,184*


IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:



                                          1 YEAR              3 YEARS              5 YEARS             10 YEARS
INSTITUTIONAL SHARES                       $107                 $334               $  579               $1,283
CLASS A SHARES                             $527                 $796               $1,084               $1,905
CLASS B SHARES                             $208                 $643               $1,103               $2,184


* Class B Shares automatically convert to Class A Shares after eight years.

EXPEDITION EQUITY INCOME FUND

FUND SUMMARY


INVESTMENT GOAL                              Long-term growth of capital, with
                                             an emphasis on current income

INVESTMENT FOCUS                             Dividend-paying common stocks
                                             issued by large and medium sized
                                             U.S. companies

SHARE PRICE VOLATILITY                       Medium

PRINCIPAL INVESTMENT STRATEGY                Investing in stocks which have
                                             potential for capital appreciation
                                             and an above-average dividend yield
                                             relative to the Standard & Poor's
                                             500 Index (S&P 500)

INVESTOR PROFILE                             Long-term investors who want growth
                                             of capital and income and who can
                                             tolerate share price volatility

INVESTMENT STRATEGY OF THE EXPEDITION EQUITY INCOME FUND

The Fund invests primarily (at least 65% of its total assets) in dividend-paying common stocks and other equity securities including preferred stock and convertible securities, issued by U.S. companies with medium to large market capitalization (in excess of $1 billion) that the Adviser believes are attractively valued, relative to historical earnings and dividend trends, and offer potential for moderate long-term growth. The Adviser analyzes a company's appreciation potential based on factors such as sales or earnings growth, pricing flexibility, and profitability trends compared to a company's industry peers. The Fund generally seeks to diversify its investments across all major industry sectors.

The Fund pursues the income portion of its investment goal by choosing stocks of those companies that have historical dividend yields which are higher than the dividend yield of the average company in the S&P 500, or which the Adviser believes have the ability to grow their dividends in future years. The Fund expects to hold more stocks with value characteristics (i.e., whether a company's stock market value is attractive relative to historical earnings and its prospects for future earnings and dividend growth) than growth characteristics because value stocks typically pay higher dividends.


The Adviser monitors the companies held by the Fund and may sell a security when it achieves a designated price target, there is a fundamental change in a company's prospects or better investment opportunities become available.

PRINCIPAL RISKS OF INVESTING IN THE EXPEDITION EQUITY INCOME FUND

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund also invests in preferred stocks which have characteristics of both equity and fixed income securities. Since preferred stocks receive their income in a fixed or variable stream of dividends, their value tends to decrease if interest rates rise and vice versa. Also, like common stock, preferred stock's value is subject to short- or long-term fluctuations of stock prices in general. Unlike with fixed income securities, a company which issues preferred stock is under no obligation to pay dividends to the shareholder (although most preferred stock dividends accumulate and must be paid at a later date before common dividends). Although preferred stocks do evidence ownership in a company, preferred stocks usually do not carry any voting rights.

Companies which have historically paid dividends may discontinue dividend payments or pay dividends at lower levels. This may affect the Fund's ability to produce current income.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these medium sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, medium capitalization stocks may be more volatile than those of larger companies.

The convertible securities the Fund invests in have characteristics of both fixed income and equity securities. The value of securities convertible into equity securities are subject to equity risks, because the value of the convertible security tends to move with the market value of the underlying stock, as well as fixed income risks such as prevailing interest rates, the credit quality of the issuer and any call provisions of the issue.

The Fund is also subject to the risk that its investment approach, which seeks to identify dividend-paying equity securities with both growth and value characteristics, may cause it to perform differently than funds that target a specific equity market segment or that invest in other asset classes.

PERFORMANCE INFORMATION


The Fund had not yet commenced operations and, therefore, did not have a full calendar year of performance information at the time this, therefore, prospectus was printed.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                                                                                       INSTITUTIONAL
                                                                       CLASS A SHARES  CLASS B SHARES      SHARES
---------------------------------------------------------------------- --------------- --------------- ---------------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)*                                       4.00%            None            None
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**                                      None           5.00%            None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and
other Distributions (as a percentage of offering price)                     None            None            None
Redemption Fee
(as a percentage of amount redeemed, if applicable)                         None            None            None
Exchange Fee                                                                None            None            None


* This sales charge varies depending upon how much you invest. See "Front-End Sales Charges - Class A Shares"



** This sales charge is imposed if you sell Class B Shares within one year of your purchase and decreases over time, depending on how long you own your shares. See "Contingent Deferred Sales Charges - Class B Shares."


ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)




                                                     CLASS A SHARES         CLASS B SHARES      INSTITUTIONAL SHARES
----------------------------------------------- ------------------------- -------------------- -----------------------
Management Fees                                          0.75%                   0.75%                 0.75%
Distribution and Service (12b-1) Fees                    0.25%                   1.00%                  None
Other Expenses                                           0.50%                   0.50%                 0.50%
                                                         -----                   -----                 -----
Total Annual Fund Operating Expenses                     1.50%                   2.25%                 1.25%


For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same, and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your estimated costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:



                                          1 YEAR              3 YEARS
INSTITUTIONAL SHARES                       $127                 $397
CLASS A SHARES                             $547                 $855
CLASS B SHARES                             $728               $1,003

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:




                                          1 YEAR              3 YEARS
INSTITUTIONAL SHARES                       $127                 $397
CLASS A SHARES                             $547                 $855
CLASS B SHARES                             $228                 $703

EXPEDITION INVESTMENT GRADE BOND FUND

FUND SUMMARY

INVESTMENT GOAL                              Current income

INVESTMENT FOCUS                             High grade bonds and other fixed
                                             income securities

SHARE PRICE VOLATILITY                       Low to medium

PRINCIPAL INVESTMENT STRATEGY                Investing in U.S. dollar
                                             denominated bonds and other fixed
                                             income securities.

INVESTOR PROFILE                             Investors who want current income,
                                             and who are willing to accept the
                                             risks of owning a portfolio of
                                             fixed income securities.

INVESTMENT STRATEGY OF THE EXPEDITION INVESTMENT GRADE BOND FUND


The Fund invests primarily (at least 65% of its total assets) in bonds and may invest in other fixed income securities issued by the U.S. government and its agencies and instrumentalities, including mortgage-backed securities, as well as in U.S. corporate fixed income securities. All such instruments must be denominated in U.S. dollars and must be rated "A" or better by one or more nationally recognized statistical rating organization(s) at the time of purchase.


The Adviser's investment selection process begins with a top-down analysis of general economic conditions to determine how the Fund's investments will be weighted between the U.S. Treasury, government agency and corporate sectors. The Adviser maintains a relatively "duration neutral" posture, meaning it does not attempt to anticipate future interest rate changes and does not significantly adjust the duration of the Fund. The Fund's average weighted maturity will be maintained at 3 to 7 years. The individual maturity is limited to 10 years for all securities, except mortgage backed securities, which have no individual maturity limit. The Adviser conducts credit analysis of the corporate issues it buys and diversifies the Fund's investments in corporate debt among the major industry sectors. The Adviser monitors the sector weighting of the Fund and may sell a security when there is a fundamental change in a company's or sector's outlook or when better opportunities become available. If a security's credit rating is downgraded, the Adviser will promptly review that security and take appropriate action, including the possible sale of that security.

PRINCIPAL RISKS OF INVESTING IN THE EXPEDITION INVESTMENT GRADE BOND FUND

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

The Fund is also subject to the risk that its investment approach, which focuses on a blend of U.S. government and U.S. corporate fixed income securities, may cause it to perform differently than funds that target other fixed income market segments or that invest in other asset classes.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year. The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.*



                        1993                       6.73%
                        1994                     (1.51%)
                        1995                      12.52%
                        1996                       2.76%
                        1997                       6.76%
                        1998                       7.66%
                        1999                     (0.83)%

                   BEST QUARTER               WORST QUARTER
                       4.39%                     (2.42)%
                     (09/30/98)                  (03/31/94)



*  THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999 TO THOSE OF THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX AND THE LIPPER SHORT/INTERMEDIATE GOVERNMENT BOND AVERAGE.


EXPEDITION INVESTMENT GRADE BOND FUND                                           1 YEAR       5 YEARS     SINCE INCEPTION
---------------------------------------------------------------------------- ------------- ------------ ------------------
INSTITUTIONAL SHARES                                                           (0.68)%      5.74%***        5.27%***
CLASS A SHARES                                                                 (4.80)%        4.77%          4.65%*
CLASS B SHARES                                                                 (6.16)%       5.81%**         5.42%**
LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX                    0.39%         7.09%          6.42%+
LIPPER SHORT/INTERMEDIATE GOVERNMENT BOND AVERAGE                               0.64%         6.00%          5.37%+

*        Since April 20, 1992.

** Class B Shares were offered beginning November 16, 1998. The performance information shown prior to that represents performance of Class A Shares, which were offered beginning April 20, 1992. Class A Shares' performance has been adjusted in year one to reflect Class B Shares' maximum contingent deferred sales charge, but has not been adjusted to reflect Class B Shares' higher Rule 12b-1 fees. Had that adjustment been made, performance would be lower than that shown.

*** Institutional Class Shares were offered beginning June 16, 1997. The performance information shown prior to that represents performance of Class A Shares, which were offered beginning April 20, 1992. Class A Shares' performance reflects the maximum front-end sales charge and reflects Class A Shares' Rule 12b-1 fees neither of which applies to Institutional Shares.
+ Since April 30, 1992

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers Intermediate Government/Corporate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Treasury securities, U.S. government agency obligations, corporate debt backed by the U.S. government, fixed-rate nonconvertible corporate debt securities, Yankee bonds and nonconvertible debt securities issued by or guaranteed by foreign governments and agencies. All securities in the index are rated investment grade (BBB) or higher, with maturities of 1 to 10 years.

WHAT IS AN AVERAGE?

An average is a composite of mutual funds with similar investment goals. The Lipper Short/Intermediate Government Bond Average is a widely recognized average of mutual funds which invest in fixed income obligations of the U.S. Government, with maturities of one to five years.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                                                                                       INSTITUTIONAL
                                                                       CLASS A SHARES  CLASS B SHARES      SHARES
---------------------------------------------------------------------- --------------- --------------- ---------------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)*                                       4.00%            None            None
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**                                      None           5.00%            None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and
other Distributions (as a percentage of offering price)                     None            None            None
Redemption Fee
(as a percentage of amount redeemed, if applicable)                         None            None            None
Exchange Fee                                                                None            None            None
Maximum Account Fee                                                         None            None            None


* This sales charge varies depending upon how much you invest. See "Front-End Sales Charges - Class A Shares."
** This sales charge is imposed if you sell Class B Shares within one year of your purchase and decreases over time, depending on how long you own your shares. See "Contingent Deferred Sales Charges - Class B
         Shares".

ANNUAL FUND OPERATING EXPENSES  (EXPENSES DEDUCTED FROM FUND ASSETS)*


                                                   CLASS A SHARES         CLASS B SHARES      INSTITUTIONAL SHARES
----------------------------------------------- ---------------------- ---------------------- ----------------------
Management Fees                                         0.50%                  0.50%                  0.50%
Distribution and Service (12b-1) Fees                   0.25%                  1.00%                  None
Other Expenses                                          0.40%                  0.40%                  0.40%
                                                        -----                  -----                  -----
Total Annual Fund Operating Expenses                    1.15%                  1.90%                  0.90%
--------------------------------------------------------------------------------------------------------------------





For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:



                                          1 YEAR              3 YEARS              5 YEARS             10 YEARS
INSTITUTIONAL SHARES                       $ 92                 $287                $  498               $1,108
CLASS A SHARES                             $513                 $751                $1,008               $1,742
CLASS B SHARES                             $693                 $897                $1,126               $2,025*


IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:



                                          1 YEAR              3 YEARS              5 YEARS             10 YEARS
INSTITUTIONAL SHARES                       $ 92                 $287                $  498               $1,108
CLASS A SHARES                             $513                 $751                $1,008               $1,742
CLASS B SHARES                             $193                 $597                $1,026               $2,025*


* Class B Shares automatically convert to Class A Shares after eight years.

EXPEDITION TAX-FREE INVESTMENT GRADE BOND FUND

FUND SUMMARY

INVESTMENT GOAL                              Current income exempt from Federal
                                             income tax


INVESTMENT FOCUS                             High grade municipal bonds and
                                             other fixed income securities


SHARE PRICE VOLATILITY                       Medium

PRINCIPAL INVESTMENT STRATEGY                Investing in municipal obligations
                                             which pay interest that is exempt
                                             from Federal income tax

INVESTOR PROFILE                             Taxable investors who want current
                                             income exempt from Federal income
                                             tax and who are willing to accept
                                             the risks of owning a portfolio of
                                             municipal securities.

INVESTMENT STRATEGY OF THE EXPEDITION TAX-FREE INVESTMENT GRADE BOND FUND

The Fund invests substantially all (at least 80% of its net assets) of its assets in municipal securities that generate income exempt from Federal income tax. These securities include securities of municipal issuers located in any of the fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions. All such investments must be rated "A" or better by one or more nationally recognized rating organizations at the time of purchase. In selecting securities for the Fund, the Adviser will consider each security's creditworthiness, yield relative to comparable issuers and maturities, appreciation potential and liquidity. The Fund's average weighted maturity will be maintained at 15 years or less. If a security's credit rating is downgraded to below "A", the adviser will promptly review that security and take appropriate action, including the possible sale of that security. The Adviser monitors the securities held by the Fund and may sell a security to adjust the maturity of the Fund or when better opportunities become available or if liquidity is needed. It is a fundamental policy of the Fund to invest at least 80% of its net assets in secutities that are not subject to Federal tax, but it may invest up to 20% of its total assets in other fixed-income securities, including taxable securities. This policy cannot be changed without Shareholder approval. The Fund will not purchase securities that pay interest subject to the alternative minimum tax.


PRINCIPAL RISKS OF INVESTING IN THE EXPEDITION TAX-FREE INVESTMENT GRADE BOND
FUND

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. Fixed income securities are also subject to credit risk, which is the possibility that an issuer will be unable to make timely payments of either principal or interest.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

Since the Fund may purchase securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

The Fund is subject to the risk that its market segment, municipal fixed income securities, may underperform other fixed income market segments or the fixed income markets as a whole.

PERFORMANCE INFORMATION

The Fund had not yet commenced operations and, therefore, did not have a full calendar year of performance information at the time this prospectus was printed.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                                                                                       INSTITUTIONAL
                                                                       CLASS A SHARES  CLASS B SHARES      SHARES
---------------------------------------------------------------------- --------------- --------------- ---------------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)*                                       4.00%            None            None
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**                                      None           5.00%            None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and
other Distributions (as a percentage of offering price)                     None            None            None
Redemption Fee
(as a percentage of amount redeemed, if applicable)                         None            None            None
Exchange Fee                                                                None            None            None

* This sales charge varies depending upon how much you invest. See "Front-End Sales Charges - Class A Shares."

** This sales charge is imposed if you sell Class B Shares within one year of your purchase and decreases over time, depending on how long you own your shares. See "Contingent Deferred Sales Charges - Class B Shares."

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)*



                                                   CLASS A SHARES         CLASS B SHARES      INSTITUTIONAL SHARES
----------------------------------------------- ---------------------- ---------------------- ----------------------
Management Fees                                         0.50%                  0.50%                  0.50%
Distribution and Service (12b-1) Fees                   0.25%                  1.00%                  None
Other Expenses                                          0.60%                  0.60%                  0.60%
                                                        -----                  -----                  -----
Total Annual Fund Operating Expenses                    1.35%                  2.10%                  1.10%



* The Fund's total actual annual fund operating expenses should be less than the amount shown above because the Adviser and the Administrator intends to waive a portion of the fees in order to keep total operating expenses at a specified level. These fee waivers remain in place as of the date of this prospectus, but the Adviser may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:





         Class A Shares                             1.13%
         Class B Shares                             1.88%
         Institutional Shares                       0.88%


For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same, and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your estimated costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:



                                          1 YEAR              3 YEARS
INSTITUTIONAL SHARES                       $112                 $350
CLASS A SHARES                             $532                 $811
CLASS B SHARES                             $713                 $958

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

                                          1 YEAR              3 YEARS
INSTITUTIONAL SHARES                       $112                 $350
CLASS A SHARES                             $532                 $811
CLASS B SHARES                             $213                 $658

MORE INFORMATION ABOUT RISK



EQUITY RISK - Equity securities include public and privately issued equity                      Equity Fund
securities, common and preferred stocks, warrants, rights to subscribe to common                Equity Income Fund
stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision.
Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.



FIXED INCOME RISK - The market value of fixed income investments change in                       Investment Grade Bond Fund
response to interest rate changes and other factors. During periods of falling                   Tax-Free Investment Grade Bond Fund
interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or "called") by the issuer prior to maturity. This may cause a Fund's average weighted maturity to fluctuate, and may require a Fund to invest the resulting proceeds at lower interest rates. In addition to these fundamental risks, fixed income securities may be subject to credit risk, which is the possibility that an issuer will be unable to make timely payments of either principal or interest.




MORTGAGE-BACKED SECURITIES -Mortgage-backed securities are fixed income                           Investment Grade Bond Fund
securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.


MUNICIPAL ISSUER RISK-- There may be economic or political changes that impact                   Tax-Free Investment Grade Bond Fund
the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating of municipal issuers may also adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities.
Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.


MORE INFORMATION ABOUT FUND INVESTMENTS

The prospectus describes the Funds' primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, the Funds also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in our Statement of Additional Information. Of course, we cannot guarantee that any Fund will achieve its investment goal.

The investments and strategies described in this prospectus are those that we use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, a Fund may invest up to 100% of its assets in cash, shares of money market mutual funds and short-term repurchase agreements that would not ordinarily be consistent with a Fund's objectives. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income.

INVESTMENT ADVISER

The Investment Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers the Funds' respective investment programs. The Board of Trustees of Expedition Funds supervises the Adviser and establishes policies that the Adviser must follow in its management activities. The Funds are managed by a team of investment professionals from the Adviser's Portfolio Management Team. No one person is primarily responsible for making investment recommendations to the team.


Compass Bank, a wholly-owned subsidiary of Compass Bancshares, Inc. (Compass Bancshares) serves as the Adviser to the Funds. Compass Bank has served as an investment adviser to mutual funds since 1990. Through the Compass Asset Management Group, the Adviser and its affiliates provide investment advisory and management services for the assets of individuals, pension and profit sharing plans, endowments and foundations. As of December 31, 1999, Compass Bank had approximately $8.4 billion in assets under administration, with investment discretion over $3.1 billion. For the fiscal year ended October 31, 1999, Compass Bank received advisory fees as a percentage of average daily net assets of:

     EQUITY FUND                                                      0.75%
     INVESTMENT GRADE BOND FUND                                       0.50%

For its Advisory Services, Compass Bank is entitled to receive 75% of the Equity Income Fund's and 50% of the Investment Grade Bond Fund's average daily net assets, but may receive less due to waivers.


ADDITIONAL COMPENSATION


Compass Bank and its affiliates may act as fiduciary or provide services in various non-fiduciary capacities with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the Funds. In addition to the compensation payable directly by such accounts for fiduciary and non-fiduciary services, Compass Bank receives compensation for acting as the Funds' investment adviser. Compass Bank and its affiliates also recive compensation connection with the following;



Commissions, Distribution and Servicing Fees. As described above, brokerage firms affiliated with

Compass Bank, including Compass Brokerage, Inc., acting as dealer in connection with the sale of shares of Class A or Class B of the Funds will be entitled to receive a commission of up to the entire amount of the sales charge. In addition, to the extent that Class A or Class B shares are held through Compass Bank or any of its affiliates providing custodial, brokerage or investment-related services, including Compass Brokerage, Inc., those entities may receive the distribution and servicing fees, payable from the Funds' assets, applicable to that class of shares.

Custody Services. Compass Bank serves as custodian to the Funds, and for such services is paid an annual fee payable from the Funds' assets of 0.02% of each Fund's average daily net assets.

Sub-Administration Services. Compass Bank provides sub-administrative services to the Funds. For providing these services, Compass Bank is compensated by the Funds' administrator (not by the Funds) at an annual rate of up to .02% of each Fund's average daily net assets.

Brokerage Transactions. When purchasing and selling portfolio securities for the Funds, Compass Bank, as the Funds' investment adviser, may place trades through its affiliates providing brokerage services, including Compass Brokerage, Inc., which brokerage affiliates will earn commissions on these transactions.


PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to buy, sell (sometimes called "redeem") and exchange Class A Shares, Class B Shares and Institutional Shares of the Funds.

Class A Shares and Class B Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments.

         CLASS A SHARES

      -  FRONT-END SALES CHARGE
      -  LOWER ANNUAL EXPENSES
      -  $1,000 MINIMUM INITIAL INVESTMENT FOR REGULAR ACCOUNTS
      -  $500 MINIMUM INITIAL INVESTMENT FOR IRA ACCOUNTS


        CLASS B SHARES

      -  CONTINGENT DEFERRED SALES CHARGE
      -  HIGHER ANNUAL EXPENSES
      -  $1,000 MINIMUM INITIAL INVESTMENT FOR REGULAR ACCOUNTS
      -  $500 MINIMUM INITIAL INVESTMENT FOR IRA ACCOUNTS
      -  AUTOMATICALLY CONVERT TO CLASS A SHARES AFTER EIGHT YEARS

For some investors the minimum initial investment for Class A and Class B Shares may be lower.

Institutional Shares are available solely to individuals and entities establishing certain fiduciary, trust, agency, custody or similar relationships with the Asset Management Group of Compass Bank or trust divisions or trust companies that are affiliated with Compass Bancshares. Institutional Shares are also available for financial institutions investing for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions call 1-800-992-2085.

Class A and Class B Shares are for individual and institutional investors.

HOW TO PURCHASE FUND SHARES

You may purchase shares directly by:

      -  Mail
      -  Telephone, or
      -  Wire



To purchase Class A or Class B Shares directly from us, complete and send in an account application. If you need an application or have questions, please call 1-800-992-2085. Unless you arrange to pay by wire, write your check, payable in U.S. dollars, to "Expedition Funds" and include the name of the appropriate Fund(s) on the check. A Fund cannot accept third-party checks, credit cards, credit card checks or cash.



Institutional Shares are available for eligible investors through the Asset Management Group of Compass Bank or through trust divisions or trust companies that are affiliated with Compass Bancshares or through other qualifying financial institutions. To purchase Institutional Shares, eligible Compass Asset Management Group customers should contact their authorized Compass Asset Management representative and other eligible customers should contact their financial institutions.

You may also purchase shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures, which may be different from the procedures for investing directly. Your institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding the Fund to your institution.

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day). Shares cannot be purchased by Federal Reserve wire on days that either the NYSE or the Federal Reserve is closed.

A Fund may reject any purchase order if it is determined that accepting the order would not be in the best interests of the Fund or its shareholders.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Fund receives your purchase order plus, in the case of Class A Shares, the applicable front-end sales charge.

Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 3:00 p.m. Central time). So, for you to receive the current Business Day's NAV, generally the Fund must receive your purchase order before 3:00 p.m. Central time.

HOW WE CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.


In calculating NAV, each Fund generally values its investment portfolio at market price. If market prices are unavailable or the Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.


MINIMUM PURCHASES


To purchase Class A Shares or Class B Shares for the first time, you must invest at least $1,000 in any Fund. To open an IRA account, you must invest at least $500 in any Fund. The minimum is $25 in the case of directors, officers and employees of Compass Bancshares and its affiliates (and members of their immediate families) participating in the Systematic Investment Plan. Your subsequent investments in a Fund must be made in amounts of at least $100
($25 for directors, officers and employees of Compass Bancshares and its affiliates and members of their immediate families). A Fund may accept investments of smaller amounts for either class of shares at its discretion.


To purchase Institutional Shares, eligible Compass Asset Management Group customers should contact their Compass Asset Management Group authorized representative and other eligible customers should contact their financial institutions.

SYSTEMATIC INVESTMENT PLAN

If you have a checking or savings account with a bank, you may purchase shares of each Fund automatically through regular deductions from your account. Once your account has been opened, you may begin regularly scheduled investments of at least $100 ($25 in the case of directors, officers and employees of Compass Bancshares and its affiliates and members of their immediate families) for each Fund. Purchases of Class A Shares made through the Systematic Investment Plan are subject to the applicable sales charge.

SALES CHARGES

FRONT-END SALES CHARGES - CLASS A SHARES

The offering price of Class A Shares is the NAV next calculated after the Fund receives your request, plus the front-end sales load.

The amount of any front-end sales charge included in your offering price varies, depending on the amount of your investment:



IF YOUR INVESTMENT IS:                             OFFERING PRICE                       YOUR NET INVESTMENT
--------------------------------------- -------------------------------------- ---------------------------------------
LESS THAN $100,000                                      4.00%                                  4.17%
$100,000 BUT LESS THAN $250,000                         3.50%                                  3.63%
$250,000 BUT LESS THAN $500,000                         2.75%                                  2.83%
$500,000 BUT LESS THAN $1,000,000                       1.00%                                  1.01%
$1,000,000 AND OVER*                                    0.00%                                  0.00%

* Even though you do not pay a sales charge on purchases of $1,000,000 or more, the Distributor may pay dealers a 1% commission for these transactions.

WAIVER OF FRONT-END SALES CHARGE - CLASS A SHARES

The front-end sales charge will be waived on Class A Shares purchased:

-    by reinvestment of dividends and distributions;

- by persons repurchasing shares they redeemed within the last 30 days (see "Repurchase of Class A Shares");

- by investors who purchase shares with redemption proceeds (but only to the extent of such redemption proceeds) from another investment company within 90 days of such redemption, provided that, the investors paid either a front-end or contingent deferred sales charge on the original shares redeemed;

- by directors, officers and employees and members of their immediate family, of Compass Bancshares and its affiliates and dealers that enter into agreements with the Distributor;

-    by Trustees and officers of Expedition Funds;

- through wrap fee and asset allocation programs and financial institutions that, under their dealer agreements with the Distributor or otherwise, do not receive any or receive a reduced portion of the front-end sales charge;

- by persons purchasing shares of a fund through a payroll deduction plan or a qualified employee benefit retirement plan which permits purchases of shares of a Fund; or

- by a shareholder purchasing additional Class A Shares of the Investment Grade Bond Fund who previously purchased any or all of their shares prior to June 9, 1997.

REPURCHASE OF CLASS A SHARES

You may repurchase any amount of Class A Shares of any Fund at NAV (without the normal front-end sales charge), up to the limit of the value of any amount of Class A Shares (other than those which were purchased with reinvested dividends and distributions) that you redeemed within the past 30 days. In effect, this allows you to reacquire shares that you may have had to redeem, without re-paying the front-end sales charge. You may only exercise this privilege once. To exercise this privilege, we must receive your purchase order within 30 days of your redemption. IN ADDITION, YOU MUST NOTIFY US IN WRITING AND INDICATE ON YOUR PURCHASE ORDER THAT YOU ARE REPURCHASING SHARES.

REDUCED SALES CHARGES -CLASS A SHARES

RIGHTS OF ACCUMULATION. In calculating the appropriate sales charge rate, this right allows you to add the value of the Class A Shares you already own to the amount that you are currently purchasing. The Fund will combine the value of your current purchases with the current value of any Class A Shares you purchased previously for (i) your account, (ii) your spouse's account, (iii) a joint account with your spouse, or (iv) your minor children's trust or custodial accounts. A fiduciary purchasing shares for the same fiduciary account, trust or estate may also use this right of accumulation. The Fund will only consider the value of Class A Shares purchased previously that were sold subject to a sales charge. TO BE ENTITLED TO A REDUCED SALES CHARGE BASED ON SHARES ALREADY OWNED, YOU MUST ASK US FOR THE REDUCTION AT THE TIME OF PURCHASE. You must provide the Fund with your account number(s) and, if applicable, the account numbers for your spouse and/or children (and provide the children's ages). The Fund may amend or terminate this right of accumulation at any time.

LETTER OF INTENT. You may purchase Class A Shares at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period. In other words, a Letter of Intent allows you to purchase Class A Shares of a Fund over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. The Fund will only consider the value of Class A Shares sold subject to a sales charge. As a result, Class A Shares purchased with dividends or distributions will not be included in the calculation. To be entitled to a reduced sales charge based on shares you intend to purchase over the 13-month period, you must send the Fund a Letter of Intent. In calculating the total amount of purchases you may include in your letter purchases made up to 90 days before the date of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.

You are not legally bound by the terms of your Letter of Intent to purchase the amount of your shares stated in the Letter. The Letter does, however, authorize the Fund to hold in escrow 4.0% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the Fund's transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

COMBINED PURCHASE/QUANTITY DISCOUNT PRIVILEGE. When calculating the appropriate sales charge rate, the Fund will combine same day purchases of Class A Shares (that are subject to a sales charge) made by you, your spouse and your minor children (under age 21). This combination also applies to Class A Shares you purchase with a Letter of Intent.

CONTINGENT DEFERRED SALES CHARGES - CLASS B SHARES

You do not pay a sales charge when you purchase Class B Shares. The offering price of Class B Shares is simply the next calculated NAV. But if you sell your shares within 5 years after your purchase, you will pay a contingent deferred sales charge as described in the table below of either (1) the NAV of the shares at the time of purchase, or (2) NAV of the shares next calculated after we receive your sale request, whichever is less. The sales charge does not apply to shares you purchase through reinvestment of dividends or distributions. So, you never pay a deferred sales charge on any increase in your investment above the initial offering price. This sales charge does not apply to exchanges of Class B Shares of one Fund for Class B Shares of another Fund.



                                   CONTINGENT DEFERRED SALES CHARGE AS A PERCENTAGE OF
YEAR SINCE PURCHASE                          DOLLAR AMOUNT SUBJECT TO CHARGE
First                                                     5.00%
Second                                                    4.00%
Third                                                     3.00%
Fourth                                                    2.00%
Fifth                                                     1.00%
Sixth                                                     0.00%
Seventh                                                   0.00%
Eighth*                                                   0.00%

* Class B Shares automatically convert to Class A Shares after eight years.

The contingent deferred sales charge will be waived if you sell your Class B Shares for the following reasons:

-        to make certain required withdrawals from a retirement plan (including
IRAs); or

-        because of death or disability.

In addition, Class B shareholders who automatically reinvest their dividends and distributions may redeem up to 12% of the value of their shares per year, determined at the time of each redemption, without payment of a contingent deferred sales charge.

GENERAL INFORMATION ABOUT SALES CHARGES

Your securities dealer is paid a commission when you buy your shares and is paid a servicing fee as long as you hold your shares. Your securities dealer or servicing agent may receive different levels of compensation depending on which class of shares you buy.

From time to time, some financial institutions, including brokerage firms affiliated with the Adviser, may be reallowed up to the entire sales charge. Firms that receive a reallowance of the entire sales charge may be considered underwriters for the purpose of federal securities law.

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide incentives, in the form of cash or other compensation, including merchandise, airline vouchers, trips and vacation packages, to dealers selling shares of the Funds.

HOW TO SELL YOUR FUND SHARES

Holders of Institutional Shares may sell shares by following procedures established when they opened their account or accounts. If you have questions, customers of the Compass Asset Management Group should contact their Asset Management Group authorized representative.

If you own your shares directly, you may sell (sometimes called "redeem") your shares on any Business Day by contacting the Fund directly by mail or telephone at 1-800-992-2085.

You may also sell your shares by contacting your financial institution by mail or telephone. Compass Asset Management Group customers should contact their Asset Management Group authorized representative.

If you would like to sell $40,000 or more of your shares, please notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).

The sale price of each share will be the next NAV determined after the Fund receives your request less, in the case of Class B Shares, any applicable contingent deferred sales charge.

SYSTEMATIC WITHDRAWAL PLAN

Class A shareholders with at least a $10,000 account balance, may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, electronically transferred to your account.

RECEIVING YOUR MONEY

Normally, we will send your sale proceeds within one Business Day after we receive your request, and in any event within seven days. Your proceeds can be wired to your bank account (amounts less than $5,000 may be subject to a wire fee) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

REDEMPTIONS IN KIND

We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY REDEMPTIONS OF YOUR SHARES

If your account balance drops below $1,000 because of redemptions for Class A or Class B Shares the Fund may redeem your shares. But, the Fund will always give you at least 30 days' written notice to give you time to add to your account and avoid the involuntary redemption of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES


A Fund may suspend your right to sell your shares during times when the NYSE restricts or halts trading, or otherwise as permitted by the Securities and Exchange Commission ("SEC"). More information about this is in our Statement of Additional Information.

HOW TO EXCHANGE YOUR SHARES

You may exchange your shares on any Business Day by contacting us directly by mail or telephone by calling 1-800-992-2085.

You may also exchange shares through your financial institution by mail or telephone. Compass Asset Management Group customers should contact their Asset Management Group authorized representative. Exchange requests for Class A or Class B Shares must be for an amount of at least $1,000 ($25 for directors, officers and employees of Compass Bancshares, Inc. and members of their immediate families).

IF YOU RECENTLY PURCHASED SHARES BY CHECK, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE). This exchange privilege may be changed or canceled at any time upon 60 days' written notice.

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.

You may exchange Class A Shares of any Fund for Class A Shares of any other Fund or Investment Service Shares of the Money Market Fund and Tax-Free Money Market Fund. You may exchange Class B Shares of any Fund for Class B Shares of any other Fund. If you exchange shares that you purchased without a sales charge or with a lower sales charge into a Fund with a sales charge or with a higher sales charge, the exchange is subject to an incremental sales charge (e.g., the difference between the lower and higher applicable sales charges). If you exchange shares into a Fund with the same, lower or no sales charge, there is no incremental sales charge for the exchange.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

DISTRIBUTION OF FUND SHARES

The Funds have adopted distribution plans for Class A and Class B Shares that allow the Funds to pay distribution and service fees for the sale and distribution of their shares, and for services provided to Class A and Class B shareholders. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Distribution and service fees as a percentage of average daily net assets are as follows:

For Class A Shares:       0.25%
For Class B Shares:       1.00%


DIVIDENDS AND DISTRIBUTIONS

Dividends for the Investment Grade Bond Fund and the Tax-Free Investment Grade Bond Fund are declared daily and paid monthly to shareholders of record. Dividends for the Equity Fund and the Equity Income Fund are declared and paid quarterly. Each Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OR EXCHANGE OF FUND SHARES IS A TAXABLE EVENT.

The Tax-Free Investment Grade Bond Fund intends to distribute federally tax-exempt income. The Fund may invest a portion of its assets in securities that generate taxable income for federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes. Any capital gains distributed by the Fund may be taxable.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

FINANCIAL HIGHLIGHTS



The table that follows presents performance information about Class A Shares, Class B Shares, and Institutional Shares of each Fund. The Equity Income Fund and Tax-Free Investment Grade Bond Fund had not commenced operations as of October 31, 1999. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by Deloitte & Touche LLP, independent public accountants. Their report, along with the Funds' financial statements, appears in the annual report that accompanies our Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-992-2085.

FINANCIAL HIGHLIGHTS
FOR THE PERIODS ENDED OCTOBER 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH
PERIOD.






                NET ASSET               REALIZED OR                                 NET
                  VALUE,                 UNREALIZED   DISTRIBUTIONS DISTRIBUTIONS  ASSET
                BEGINNING       NET         GAIN        FROM NET      FROM         VALUE,
                   OF        INVESTMENT  (LOSSES) ON   INVESTMENT    CAPITAL       END OF
                  PERIOD       INCOME    INVESTMENTS     INCOME       GAINS        PERIOD
------------------------------------------------------------------------------------------------------------
EXPEDITION EQUITY FUND
 INSTITUTIONAL SHARES

1999            $   10.55         --         3.13         --        (0.59)    $   13.09
1998            $    9.39        0.06        1.67       (0.06)      (0.51)    $   10.55
1997(1)         $   10.00        0.02        0.25       (0.02)      (0.86)    $    9.39

CLASS A SHARES
1999            $   10.58       (0.03)       3.10         --        (0.59)    $   13.06
1998(2)         $    9.65    $   0.04        1.45       (0.05)      (0.51)    $   10.58

CLASS B SHARES
1999(3)         $   10.82       (0.04)       2.77         --        (0.59)    $   12.96


EXPEDITION INVESTMENT GRADE BOND FUND
 INSTITUTIONAL SHARES
1999            $   10.15        0.49       (0.50)      (0.49)       --       $    9.65
1998            $    9.85        0.51        0.30       (0.51)       --       $   10.15
1997(1)         $    9.69        0.19        0.16       (0.19)       --       $    9.85

CLASS A SHARES
1999            $   10.15        0.47       (0.51)      (0.47)       --       $    9.64
1998            $    9.85        0.49        0.30       (0.49)       --       $   10.15
1997            $    9.77        0.53        0.08       (0.53)       --       $    9.85
1996            $    9.92        0.58       (0.15)      (0.58)       --       $    9.77
1995            $    9.54        0.63        0.38       (0.63)       --       $    9.92

CLASS B SHARES
1999(3)**       $   10.06        0.38       (0.17)      (0.63)       --       $    9.64





                                                                                    RATIO OF NET
                                                                     RATIO OF         INVESTMENT
                                                      RATIO OF  NET EXPENSES TO      INCOME (LOSS)
                                                       INVESTMENT    AVERAGE         TO AVERAGE
                                          RATIO OF       INCOME      NET ASSETS      NET ASSETS
                          NET ASSETS      EXPENSES     (LOSS) TO    (EXCLUDING      (EXCLUDING      PORTFOLIO
               TOTAL       END OF         TO AVERAGE   AVERAGE NET  WAIVERS AND     WAIVERS AND     TURNOVER
              RETURN+     PERIOD(000)     NET ASSETS     ASSETS    REIMBURSEMENTS) REIMBURSEMENTS)   RATE
--------------------------------------------------------------------------------------------------------
EXPEDITION EQUITY FUND
 INSTITUTIONAL SHARES
1999           30.87%    $363,694          1.05%        0.04%         1.05%        0.04%         90.76%
1998           19.18%    $283,170          1.08%        0.38%         1.11%        0.35%         54.19%
1997            2.96%    $237,567          1.09%*       0.53%*        1.09%*       0.53%*        64.68%

CLASS A SHARES

1999           30.16%    $  4,688          1.30%       (0.21%)        1.30%       (0.21%)        90.76%
1998           16.16%    $  1,911          1.29%*      (0.14%)*       1.37%*      (0.22%)*       54.19%

CLASS B SHARES

1999           26.31%    $  7,706          2.05%*      (0.95%)*       2.05%*      (0.95%)*       90.76%


EXPEDITION INVESTMENT GRADE BOND FUND
 INSTITUTIONAL SHARES

1999       $    (0.06%)  $ 98,88           0.90%        5.00%         1.15%        4.75%         39.57%
1998            8.43%    $104,953          0.94%        5.11%         1.13%        4.92%         32.93%
1997            3.49%    $101,224          1.10%*       5.05%*        1.11%*       5.04%*        69.09%

CLASS A SHARES

1999       $    (0.41%)  $  7,279          1.15%        4.75%         1.40%        4.50%         39.57%
1998            8.25%    $ 10,346          1.10%        4.95%         1.25%        4.80%         32.93%
1997            6.41%    $ 23,630          1.13%        5.46%         1.56%        5.03%         69.09%
1996            4.44%    $ 44,552          1.08%        5.90%         1.58%        5.40%         77.00%
1995           10.94%    $ 63,521          1.04%        6.51%         1.51%        6.04%         79.00%

CLASS B SHARES

1999            2.10%    $    214          1.90%*       4.07%*        2.15%*       3.82%*        39.57%


*        ANNUALIZED.

**       PER SHARE AMOUNTS FOR THE PERIOD ARE BASED ON AVERAGE OUTSTANDING
         SHARES.
+        RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

(1)      COMMENCED OPERATIONS ON JUNE 13, 1997.
(2)      COMMENCED OPERATIONS ON NOVEMBER 4, 1997.
(3)      COMMENCED OPERATIONS ON NOVEMBER 16, 1998.

                                EXPEDITION FUNDS

INVESTMENT ADVISER AND CUSTODIAN

Compass Bank
15 S. 20th Street
Birmingham, Alabama 35233

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP
1800 M Street, N.W.
Washington, DC 20036

More information about Expedition Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated March 1, 2000, includes detailed information about Expedition Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Fund's holdings and contain information from the Fund's managers about strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:


BY TELEPHONE:  Call 1-800-992-2085


BY MAIL:  Write to us
Expedition Funds
c/o State Street Bank and Trust Company
P.O. Box 8010
Boston, Massachusetts 02266

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-annual reports, as well as other information about Expedition Funds, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain the information upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov. Expedition Funds' Investment Company Act registration number is 811-5900.

                                EXPEDITION FUNDS

                            INVESTMENT SERVICE SHARES

                                   PROSPECTUS

                                  MARCH 1, 2000

                          EXPEDITION MONEY MARKET FUND
                      EXPEDITION TAX-FREE MONEY MARKET FUND

                               INVESTMENT ADVISER:
                                  COMPASS BANK

                             INVESTMENT SUB-ADVISER:
                           WEISS, PECK & GREER, L.L.C.
                     (EXPEDITION TAX-FREE MONEY MARKET FUND)

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              ABOUT THIS PROSPECTUS

Expedition Funds is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Investment Service Shares of the Expedition Money Market Fund and Expedition Tax-Free Money Market Fund that you should know before investing. Please read this prospectus and keep it for future reference.

Expedition Funds also offers shares of the Expedition Equity Fund, Expedition Equity Income Fund, Expedition Investment Grade Bond Fund and Expedition Tax-Free Investment Grade Bond Fund in a separate prospectus which is available by calling 1-800-992-2085.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN THAT IS COMMON TO EACH OF THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT THE FUNDS, PLEASE SEE:


                                                                                       PAGE
                                                                                       ----
     MONEY MARKET FUND..................................................................XXX
     TAX-FREE MONEY MARKET FUND.........................................................XXX
     MORE INFORMATION ABOUT FUND INVESTMENTS............................................XXX
     INVESTMENT ADVISER AND SUB-ADVISER.................................................XXX
     PURCHASING, SELLING AND EXCHANGING FUND SHARES.....................................XXX
     SHAREHOLDER SERVICES...............................................................XXX
     DIVIDENDS AND DISTRIBUTIONS........................................................XXX
     TAXES..............................................................................XXX
     FINANCIAL HIGHLIGHTS...............................................................XXX
     HOW TO OBTAIN MORE INFORMATION ABOUT
         THE EXPEDITION FUNDS...........................................................Back Cover

Shares of the Expedition Funds are not deposits of or obligations of, or guaranteed or endorsed by Compass Bank, Compass Bancshares, Inc. or any of their affiliates, or any bank, and are not obligations of, guaranteed by or insured by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

An investment in shares of the Funds involves investment risk, including the possible loss of all or a portion of the principal invested, and the investment return and value of shares of the Funds will fluctuate so that an investment, when liquidated, may be worth more or less than the original cost.

Each Money Market Fund tries to maintain a constant price per share of $1.00, but we cannot guarantee this.

Compass Bank serves as investment adviser and custodian to the Expedition Funds, and Compass Bank and various of its affiliates may provide various services to the Funds, for which investment advisory, custodian and other services Compass Bank and/or such other affiliates are entitled to receive compensation.

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has an investment goal and strategies for reaching that goal. The investment managers invest Fund assets in a way that they believe will help a Fund achieve its goal. Still, investing in a Fund involves risk and there is no guarantee that a Fund will achieve its goal. An investment manager's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your investment in a Fund, just as you could with other investments.

EXPEDITION MONEY MARKET FUND

FUND SUMMARY



INVESTMENT GOAL                      Current income consistent with stability of principal

INVESTMENT FOCUS                     Money market instruments

SHARE PRICE VOLATILITY               Very low

PRINCIPAL INVESTMENT STRATEGY        Investing in a broad range of highest quality, short-term
                                     U.S. dollar denominated debt securities

INVESTOR PROFILE                     Conservative investors who want to receive current income
                                     through a liquid investment


INVESTMENT STRATEGY OF THE EXPEDITION MONEY MARKET FUND

The Fund invests in a broad range of high quality, short-term U.S. dollar denominated money market instruments, such as obligations of the U.S. Treasury, agencies and instrumentalities of the U.S. government, domestic and foreign banks, domestic and foreign corporations, supranational entities, and foreign governments. The Fund may also enter into fully collateralized repurchase agreements. The Fund's portfolio is comprised only of short-term debt securities that are rated in the highest rating category or unrated securities that the Adviser determines are of comparable quality. The Fund will maintain an average dollar weighted maturity of 90 days or less, and will only acquire securities that have a remaining maturity of 397 days or less.

The Adviser's investment selection process seeks to add value through security selection, sector rotation and positioning on the yield curve. Securities are chosen based on the issuer's financial condition, the financial condition of any person or company which guarantees the credit of the issuer, liquidity and competitive yield. The Fund attempts to avoid purchasing or holding securities that are subject to a decline in credit quality through careful credit screening as well as ongoing monitoring of each issuer and any person or company providing credit support.

PRINCIPAL RISKS OF INVESTING IN THE EXPEDITION MONEY MARKET FUND


An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. An investment in the Fund is not a deposit of Compass Bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Investment Service Shares from year to year.*

          1991                       5.99%
          1992                       3.73%
          1993                       2.77%
          1994                       3.65%
          1995                       5.59%
          1996                       4.86%
          1997                       5.03%
          1998                       4.99%
          1999                       4.64%

      BEST QUARTER               WORST QUARTER
          1.67%                      0.66%
       (03/31/91)                  (03/31/94)

*  THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR.


Call 1-800-992-2085 for the Fund's current 7-day yield.


THIS TABLE PRESENTS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999.

INVESTMENT SERVICE SHARES                              1 YEAR             5 YEARS         SINCE INCEPTION
------------------------------------------------ ------------------- ------------------ --------------------
MONEY MARKET FUND                                      4.64%               5.02%              4.89%*

*        Since February 5, 1990.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)*

                                                                         INVESTMENT SERVICE SHARES
--------------------------------------------------------------------- --------------------------------
Management Fees                                                                    0.40%
Shareholder Servicing Fees                                                         0.25%
Other Expenses                                                                     0.37%
                                                                                   -----
Total Annual Fund Operating Expenses                                               1.02%

* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser waived a portion of the fees in order to keep total operating expenses at a specified level. These fee waivers remain in place as of the date of this prospectus, but the Adviser may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses for the most recent fiscal year were as follows:


         Investment Service Shares                                  0.68%

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Shareholder Services."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

            1 YEAR                        3 YEARS                      5 YEARS                     10 YEARS
            ------                        -------                      -------                     --------
             $104                          $325                         $563                        $1,248

EXPEDITION TAX-FREE MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL                            Current income exempt from Federal income tax, consistent with stability of principal

INVESTMENT FOCUS                           Tax-free money market instruments

SHARE PRICE VOLATILITY                     Very low

PRINCIPAL INVESTMENT STRATEGY              Investing in a well diversified portfolio of short-term municipal securities which pay interest that is exempt from Federal income tax

INVESTOR PROFILE                           Taxable investors who want income exempt from Federal income tax through a liquid investment

INVESTMENT STRATEGY OF THE EXPEDITION TAX-FREE MONEY MARKET FUND


The Fund invests substantially all of its assets in a broad range of high quality, short-term municipal money market instruments that pay interest that is exempt from Federal income tax. The issuers of these securities may be state and local governments and agencies located in any of the fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions. The Fund's portfolio seeks to be well diversified among these issuers, and will be comprised only of short-term debt securities that are rated in one of the two highest rating categories or unrated securities that have been determined by the Sub-Adviser to be of comparable quality. The Fund will maintain an average dollar weighted maturity of 90 days or less, and will only acquire securities that have a remaining maturity of 397 days or less.


The Adviser has engaged Weiss, Peck & Greer, L.L.C. as sub-adviser (Sub-Adviser) to manage the Fund on a day-to-day basis. The Sub-Adviser's investment selection process seeks to add value through a strategy that takes advantage of the inefficient nature of the municipal securities market rather than attempting to predict interest rate movements. Securities are chosen based on the issuer's financial condition, the financial condition of any person or company which guarantees the credit of the issuer, liquidity and competitive yield. The Fund attempts to avoid purchasing or holding securities that are subject to a decline in credit quality of the issue through careful credit screening, as well as ongoing monitoring of each issuer and any person or company providing credit support.

PRINCIPAL RISKS OF INVESTING IN THE EXPEDITION TAX-FREE MONEY MARKET FUND


An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. An investment in the Fund is not a deposit of Compass Bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's municipal securities.

Since the Fund often purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows the performance of the Fund's Investment Service Shares for one year.*


                     1999                         2.84%

                  BEST QUARTER                WORST QUARTER
                     0.79%                        0.63%
                   (12/31/99)                   (03/31/99)

*  The performance information shown above is based on a calendar year.


Call 1-800-992-2085 for the Fund's current 7-day yield.


THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999.

INVESTMENT SERVICE SHARES                                    1 YEAR               SINCE INCEPTION
-------------------------------------------------- ---------------------------- --------------------
TAX-FREE MONEY MARKET FUND                                    2.84%                   2.88%*

*  Since May 20, 1998.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)*

                                                                       INVESTMENT SERVICE
                                                                             SHARES
--------------------------------------------------------------------- ----------------------
Management Fees                                                               0.40%
Shareholder Servicing Fees                                                    0.25%
Other Expenses                                                                0.30%
                                                                              -----
Total Annual Fund Operating Expenses                                          0.95%


* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser waived a portion of the fees in order to keep total operating expenses at a specified level. These fee waivers remain in place as of the date of this prospectus, but the Adviser may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses for the most recent fiscal year were as follows:


         Investment Service Shares                                            0.68%

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Shareholder Services."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

            1 YEAR                        3 YEARS                      5 YEARS                     10 YEARS
            ------                        -------                      -------                     --------
             $97                           $303                         $525                        $1,166

MORE INFORMATION ABOUT FUND INVESTMENTS

In addition to the investments and strategies described in this prospectus, the Funds also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in our Statement of Additional Information. Of course, we cannot guarantee that either Fund will achieve its investment goal.

INVESTMENT ADVISER AND SUB-ADVISER

The Investment Adviser makes investment decisions for the Money Market Fund and continuously reviews, supervises and administers the Money Market Fund's investment program. The Adviser oversees the Sub-Adviser to ensure compliance with the Tax-Free Money Market Fund's investment policies and guidelines, and monitors the Sub-Adviser's adherence to its investment style. The Adviser pays the Sub-Adviser out of the investment advisory fees it receives (described below). The Board of Trustees of Expedition Funds supervises the Adviser and Sub-Adviser and establishes policies that the Adviser and Sub-Adviser must follow in their management activities.

Compass Bank, a wholly-owned subsidiary of Compass Bancshares, Inc. (Compass Bancshares), serves as the Adviser to the Funds. Compass Bank has served as an investment adviser to mutual funds since 1990. Through the Compass Asset Management Group, the Adviser and its affiliates provide investment advisory and management services for the assets of individuals, pension and profit sharing plans, endowments and foundations. As of December 31, 1999, Compass Bank had approximately $8.4 billion in assets under administration, with investment discretion over $3.1 billion. For the fiscal period ended October 31, 1999, Compass Bank received advisory fees as a percentage of average daily net assets (after waivers) of:


     MONEY MARKET FUND                          0.18%
     TAX-FREE MONEY MARKET FUND                 0.12%


Weiss, Peck & Greer, L.L.C. (WPG), One New York Plaza, New York, NY 10004, serves as the Sub-Adviser and manages the Tax-Free Money Market Fund on a day-to-day basis. WPG was founded in 1970, and engages in investment management, venture capital management and management buyouts. Since its founding, WPG has been active in managing portfolios of tax exempt securities. WPG selects, buys and sells securities for the Fund under the supervision of the Adviser and the Board of Trustees.


ADDITIONAL COMPENSATION

Compass Bank and its affiliates may act as fiduciaries or provide services in various non-fiduciary capacities with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the Funds. In addition to the compensation payable directly by such accounts for fiduciary and non-fiduciary services, Compass Bank receives compensation for acting as the Funds' investment adviser and Compass Bank and its affiliates

CUSTODY SERVICES. Compass Bank serves as custodian to the Funds, and for such services is paid an annual fee payable from the Funds' assets of 0.02% of each Fund's average daily net assets.

SHAREHOLDER SERVICING FEES. To the extent that Investment Service Shares are held through Compass Bank or any of its affiliates providing custodial, brokerage or investment-related services, including Compass Brokerage, Inc., those entities may receive shareholding servicing fees, payable from the Funds' assets, of up to .25% of each Fund's average daily net assets.

SUB-ADMINISTRATION SERVICES. Compass Bank provides sub-administrative services to the Funds. For providing these services, Compass Bank is compensated by the Funds' administrator (not by the Funds) at an annual rate of up to .02% of each Fund's average daily net assets.

BROKERAGE TRANSACTIONS. When purchasing and selling portfolio securities for the Funds, Compass Bank, as the Funds' investment adviser, may place trades through its affiliates providing brokerage services, including Compass Brokerage, Inc., which brokerage affiliates will earn commissions on these transactions.



PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange shares of the Funds.

Investment Service Shares are for individual and institutional investors. Investment Service Shares are also available to customers of subsidiaries and other affiliates of Compass Bancshares, including certain customers maintaining accounts with the Compass Asset Management Group or obtaining brokerage, investment and similar services through Compass Brokerage, Inc. or other subsidiaries or affiliates of Compass Bancshares.

HOW TO PURCHASE FUND SHARES

You may purchase shares by:

o        Mail
o        Telephone, or
o        Wire


To purchase shares directly from us, complete and send in an account application. If you need an application or have questions, please call 1-800-992-2085. To purchase Investment Service Shares through their Compass Asset Management Group account, customers should contact their authorized Asset Management Group representative. Compass Brokerage, Inc. customers should contact their Compass Brokerage, Inc. authorized representative. Unless you arrange to pay by wire, write your check, payable in U.S. dollars, to "Expedition Funds" and include the name of the appropriate Fund(s) on the check. A Fund cannot accept third-party checks, credit cards, credit card checks or cash.


You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures, which may be different from the procedures for investing directly. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding the Fund to your institution.

GENERAL INFORMATION


You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Federal Reserve are open for business (a Business Day).


A Fund may reject any purchase order if it determines that accepting the order would not be in the best interests of the Fund or its shareholders.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Fund receives your purchase order. We expect that the NAV of the Funds will remain constant at $1.00 per share.


The Money Market Fund calculates its NAV each business day at 12:00 noon and 4:00 p.m. Central time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, generally the Fund must receive your order and federal funds (readily available funds) before 4:00 p.m. Central time.


The Tax-Free Money Market Fund calculates its NAV each Business Day at 12:00 noon Central time and the close of normal trading on the NYSE (normally 3:00 p.m. Central time). So, for you to be eligible to receive dividends declared on the day you submit your purchase order, generally the Fund must receive your order before 11:30 a.m. Central time and federal funds (readily available funds) before 1:00 p.m. Central time.

HOW WE CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

In calculating NAV for the Funds, we generally value a Fund's investment portfolio using the amortized cost valuation method, which is described in detail in our Statement of Additional Information. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees.

MINIMUM PURCHASES

To purchase Investment Service Shares for the first time, you must invest at least $1,000 in either Fund. The minimum purchase amount for IRA accounts is $500. The minimum is $25 in the case of directors, officers and employees of Compass Bancshares and its affiliates (and members of their immediate families) participating in the Systematic Investment Plan. Your subsequent investments in either Fund must be made in amounts of at least $100 ($25 for directors, officers and employees of Compass Bancshares and its affiliates and members of their immediate families).

A Fund may accept investments of smaller amounts at its discretion.

SYSTEMATIC INVESTMENT PLAN

If you have a checking or savings account with a bank, you may purchase shares of either Fund automatically through regular deductions from your account. Once your account has been opened, you may begin regularly scheduled investments of at least $100 ($25 in the case of directors, officers and employees of Compass Bancshares and its affiliates and members of their immediate families) for each Fund.

HOW TO SELL YOUR FUND SHARES

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Compass Asset Management Group customers should contact their Asset Management Group authorized representative. Customers of Compass Brokerage Inc. should contact their Compass Brokerage authorized representative.

If you own your shares directly, you may sell your shares on any Business Day by contacting us directly by mail or telephone by calling 1-800-992-2085.

If you would like to sell $40,000 or more of your shares, please notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).

The sale price of each share will be the next NAV determined after we receive your request. Redemption requests received before 11:30 a.m. Central time for the Tax-Free Money Market Fund and before 4:00 p.m. Central time for the Money Market Fund will not be entitled to that day's dividend.

SYSTEMATIC WITHDRAWAL PLAN

If you have at least $10,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have an account with a bank, electronically transferred to your account.

RECEIVING YOUR MONEY

Normally, we will send your sale proceeds within one Business Day after we receive your request, and in any event within seven days. Your proceeds can be wired to your bank account (amounts less than $5,000 may be subject to a wire fee) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

REDEMPTIONS IN KIND

We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY REDEMPTIONS OF YOUR SHARES

If your account balance drops below $1,000 because of redemptions, the Fund may redeem your shares. But, the Fund will always give you at least 30 days' written notice to give you time to add to your account and avoid the involuntary redemption of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares during times when the NYSE restricts or halts trading, or otherwise permitted by the Securities and Exchange Commission ("SEC"). More information about this is in our Statement of Additional Information.

HOW TO EXCHANGE YOUR SHARES

You may exchange your shares on any Business Day by contacting us directly by mail or telephone by calling 1-800-992-2085.

You may also exchange shares through your financial institution by mail or telephone. Compass Asset Management customers should contact their Asset Management Group authorized representative. Customers of Compass Brokerage Inc. should contact their Compass Brokerage authorized representative. Exchange requests must be for an amount of at least $1,000 ($25 for directors, officers and employees of Compass Bancshares and its affiliates and members of their immediate families).

IF YOU RECENTLY PURCHASED SHARES BY CHECK, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE). This exchange privilege may be changed or canceled at any time upon 60 days' notice.

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.


If you exchange your Investment Service Shares that you purchased without a sales charge or with a lower sales charge for any Investment Service Class A or Class B Shares with a sales charge or with a higher sales charge, the exchange is subject to an incremental sales charge (e.g., the difference between the lower and higher applicable sales charges). If you exchange shares into a Fund with the same, lower or no sales charge, there is no incremental sales charge for the exchange.


TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

SHAREHOLDER SERVICES

Each Fund has adopted a shareholder service plan that allows the Fund to pay service fees for services provided to Investment Service shareholders. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Shareholder servicing fees under the plan, as a percentage of average daily net assets, are 0.25% for Investment Service Shares.

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor. Under any such program, the Distributor may provide incentives, in the form of cash or other compensation, including merchandise, airline vouchers, trips and vacation packages, to dealers selling shares of the Funds.

DIVIDENDS AND DISTRIBUTIONS

Dividends are declared daily and paid monthly. Each Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISER REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OR EXCHANGE OF FUND SHARES IS A TAXABLE EVENT.

The Tax-Free Money Market Fund intends to distribute federally tax-exempt income. The Fund may invest a portion of its assets in securities that generate taxable income for federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes. Any capital gains distributed by the Fund may be taxable.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

FINANCIAL HIGHLIGHTS


The table that follows presents performance information about Investment Service Shares of the Funds. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by Deloitte & Touche LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in the annual report that accompanies our Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-992-2085.

FINANCIAL HIGHLIGHTS
FOR THE PERIODS ENDED OCTOBER 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.



                                  REALIZED
           NET                    AND                                                                     RATIO OF
           ASSET                  UNREALIZED                                NET                           EXPENSES
           VALUE,                 GAINS       DISTRIBUTIONS  DISTRIBUTIONS  ASSET             NET ASSETS  TO
           BEGINNING  NET         (LOSSES)    FROM NET       FROM           VALUE,            END OF      AVERAGE
           OF         INVESTMENT  ON          INVESTMENT     CAPITAL        END OF   TOTAL    PERIOD      NET
           PERIOD     INCOME      INVESTMENTS INCOME         GAINS          PERIOD   RETURN+  (000)       ASSETS
-------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND
  INVESTMENT SERVICE SHARES (1)

1999        $1.00      0.05           --        (0.05)            --        $1.00    4.56%    $186,431     0.68%
1998         1.00      0.05           --        (0.05)            --         1.00    5.07%     142,910     0.68%
1997         1.00      0.08           --        (0.08)            --         1.00    4.97%     147,651     0.73%
1996         1.00      0.04           --        (0.04)            --         1.00    4.95%     136,666     0.71%
1995         1.00      0.05           --        (0.05)            --         1.00    5.51%     141,434     0.56%

TAX-FREE MONEY MARKET FUND
  INVESTMENT SERVICE SHARES

1999        $1.00      0.03           --        (0.03)            --        $1.00    2.77%     $59,889     0.68%
1998(2)      1.00      0.01           --        (0.01)            --         1.00    1.33%      64,542     0.68%*


                                        RATIO OF NET
           RATIO OF    RATIO OF         INVESTMENT
           NET         EXPENSES TO      INCOME (LOSS)
           INVESTMENT  AVERAGE NET      TO AVERAGE NET
           INCOME      ASSETS           ASSETS
           (LOSS) TO   (EXCLUDING       (EXCLUDING        PORTFOLIO
           AVERAGE     WAIVERS AND      WAIVERS AND       TURNOVER
           NET ASSETS  REIMBURSEMENTS)  REIMBURSEMENTS)   RATE
-------------------------------------------------------------------
MONEY MARKET FUND
  INVESTMENT SERVICE SHARES (1)

1999       4.47%        1.02%             4.13%            --
1998       4.95%        0.91%             4.73%            --
1997       4.84%        0.85%             4.72%            --
1996       4.85%        0.71%             4.85%            --
1995       5.38%        0.66%             5.28%            --

TAX-FREE MONEY MARKET FUND
  INVESTMENT SERVICE SHARES

1999       2.73%        0.95%             2.46%            --
1998(2)    2.95%*       0.78%*            2.85%*           --



*   ANNUALIZED

+   RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

(1) DURING 1997, THE STARBURST MONEY MARKET TRUST SHARES WERE RENAMED THE EXPEDITION MONEY MARKET INVESTMENT SERVICE SHARES.

(2) COMMENCED OPERATIONS ON MAY 20, 1998.

                                EXPEDITION FUNDS

INVESTMENT ADVISER AND CUSTODIAN

Compass Bank
15 S. 20th Street
Birmingham, Alabama 35233

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP
1800 M Street, N.W.
Washington, DC 20036

More information about Expedition Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated March 1, 2000, includes detailed information about Expedition Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Funds' holdings and contain information from the Funds' managers about strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE:  Call 1-800-992-2085

BY MAIL:  Write to us

Expedition Funds
c/o State Street Bank and Trust Company
P.O. Box 8010
Boston, Massachusetts 02266

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-annual reports, as well as other information about Expedition Funds, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov. Expedition Funds' Investment Company Act registration number is 811-5900.

                                EXPEDITION FUNDS

                          EXPEDITION MONEY MARKET FUND
                      EXPEDITION TAX-FREE MONEY MARKET FUND

                             EXPEDITION EQUITY FUND
                          EXPEDITION EQUITY INCOME FUND

                      EXPEDITION INVESTMENT GRADE BOND FUND
                 EXPEDITION TAX-FREE INVESTMENT GRADE BOND FUND

                      (PORTFOLIOS OF THE EXPEDITION FUNDS)

                                  MARCH 1, 2000

                        INVESTMENT ADVISER: COMPASS BANK

This Statement of Additional Information is not a prospectus. It is intended to provide additional information regarding the activities and operations of the Expedition Funds (the "Trust") and should be read in conjunction with the Trust's prospectuses dated MARCH 1, 2000. Prospectuses may be obtained by writing to the Trust or calling toll-free 1-800-992-2085.

                                TABLE OF CONTENTS

THE TRUST................................................................................3
ADDITIONAL INFORMATION ABOUT THE FUNDS AND
THEIR INVESTMENT OBJECTIVES..............................................................3
DESCRIPTION OF PERMITTED INVESTMENTS.....................................................7
INVESTMENT LIMITATIONS..................................................................15
REGULATORY COMPLIANCE...................................................................21
INVESTMENT ADVISER......................................................................22
THE ADMINISTRATOR.......................................................................24
THE DISTRIBUTOR.........................................................................25
THE TRANSFER AGENT......................................................................25
THE CUSTODIAN...........................................................................26
INDEPENDENT AUDITORS....................................................................26
LEGAL COUNSEL...........................................................................26
TRUSTEES AND OFFICERS OF THE TRUST......................................................26
PERFORMANCE INFORMATION.................................................................29
COMPUTATION OF YIELD....................................................................29
CALCULATION OF TOTAL RETURN.............................................................31
PURCHASING SHARES.......................................................................32
REDEEMING SHARES........................................................................34
DETERMINATION OF NET ASSET VALUE........................................................34
TAXES...................................................................................36
FUND TRANSACTIONS.......................................................................39
TRADING PRACTICES AND BROKERAGE.........................................................40
DESCRIPTION OF SHARES...................................................................42
SHAREHOLDER LIABILITY...................................................................42
LIMITATION OF TRUSTEES' LIABILITY.......................................................42
5% AND 25% SHAREHOLDERS.................................................................42
EXPERTS.................................................................................45
FINANCIAL STATEMENTS....................................................................45
APPENDIX...............................................................................A-1

                                    THE TRUST

Each Fund is a portfolio in the Expedition Funds (the "Trust"). The Trust, formerly The Starburst Funds, was established as a Massachusetts business trust under a Declaration of Trust dated August 7, 1989.


Shares of the Expedition Money Market Fund and the Expedition Tax-Free Money Market Fund (together the "Money Market Funds") are offered in two classes, known as Investment Service Shares and Institutional Shares. Shares of the Expedition Equity Fund, Expedition Equity Income Fund (together the "Equity Funds"), Expedition Investment Grade Bond Fund (formerly the Expedition Bond
Fund) and Expedition Tax-Free Investment Grade Bond Fund (together the "Bond Funds") are offered in three classes, known as the Investment Shares - Class A ("Class A Shares") (formerly, Investment Shares), Investment Shares - Class B ("Class B Shares") and Institutional Shares. Each of the Money Market, Equity and Bond Funds are referred to herein as a "Fund" and collectively as the "Funds." Capitalized terms not defined herein are defined in the Prospectuses. No investment in shares of a Fund should be made without first reading the Fund's prospectus carefully.


     ADDITIONAL INFORMATION ABOUT THE FUNDS AND THEIR INVESTMENT OBJECTIVES

No Fund's investment objective can be changed without approval of shareholders.

EXPEDITION MONEY MARKET FUND

The Money Market Fund's investment objective is to provide current income consistent with stability of principal. There can be no assurance that the Fund will achieve its objective.

The Fund invests in high quality money market instruments that are either rated in the highest short-term rating category by one or more nationally recognized statistical rating organizations or of comparable quality to securities having such ratings. Examples of these instruments include, but are not limited to:

- debt obligations issued by U.S. and foreign corporations, including variable rate demand notes;

-    commercial paper (including Canadian Commercial Paper ("CCP") and
     Europaper);

- certificates of deposit, demand and time deposits, bankers' acceptances and other instruments of domestic and foreign banks and other deposit institutions ("Bank Instruments");

-    short-term credit facilities, such as demand notes;

- debt obligations issued by Canada and other foreign nations, as well as by supranational entities such as the World Bank;

- asset-backed and mortgage-backed securities, including collateralized mortgage obligations ("CMOs");

- obligations issued or guaranteed as to payment of principal and interest by the U.S. Government or one of its agencies or instrumentalities ("Government Securities"); and

- other money market instruments, including shares of other money market funds.

The Fund invests only in instruments denominated and payable in U.S. dollars.

EXPEDITION TAX-FREE MONEY MARKET FUND

The Tax-Free Money Market Fund's investment objective is to provide current income, exempt from Federal income taxes, consistent with stability of principal. There can be no assurance that the Fund will achieve its objective.

Under normal market conditions, the Fund will invest at least 80% of its total assets in eligible securities issued by or on behalf of the states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities (collectively, "Municipal Securities"), the interest on which is exempt from Federal income tax. The Fund will invest at least 80% of its assets in Municipal Securities the interest on which is not treated as a preference item for purposes of the federal alternative minimum tax. This investment policy is a fundamental policy of the Fund. The Fund will purchase municipal bonds, municipal notes, municipal lease obligations, tax-exempt money market mutual funds, and tax-exempt commercial paper rated in the two highest short-term rating categories by a nationally recognized statistical rating organization (an "NRSRO") in accordance with Securities and Exchange Commission ("SEC") regulations at the time of investment or, if not rated, determined by the Adviser to be or comparable quality.

The Adviser will not invest 25% or more of the Fund's assets in Municipal Securities (a) whose issuers are located in the same state or (b) the interest on which is derived from revenues of similar type projects. This restriction does not apply to Municipal Securities in any of the following categories: public housing authorities; general obligations of states and localities; state and local housing finance authorities; or municipal utilities systems.

The Fund may purchase municipal obligations with demand features, including variable and floating rate obligations. In addition, the Fund may invest in commitments to purchase securities on a "when-issued" basis and purchase securities subject to a standby commitment.

The Fund may invest up to 20% of the Fund's total assets in the aggregate in taxable money market instruments, taxable money market mutual funds, and securities subject to the alternative minimum tax. Taxable money market instruments in which the Fund may invest consist of (i) Municipal Securities;
(ii) bankers' acceptances, certificates of deposits, notes and time deposits of highly-rated U.S. banks and U.S. branches of foreign banks; (iii) U.S. Treasury obligations and obligations issued or guaranteed by the agencies and instrumentalities of the U.S. Government, including STRIPS; (iv) high quality commercial paper issued by U.S. and foreign corporations; (v) debt obligations with a maturity of one year or less issued by corporations with outstanding high-quality commercial paper; (vi) receipts (including TRs, TIGRs and CATs, as defined below) and (vii) repurchase agreements involving any of the foregoing obligations entered into with highly-rated banks and broker-dealers.


The Fund may engage in securities lending and may also borrow money in amounts up to 33% of its net assets.

With respect to investments in U.S. Treasury STRIPS, which are sold with original issue discount and do not make periodic cash interest payments, the Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because the Fund distributes all of its net investment income to its shareholders, the Fund may have to sell portfolio securities to distribute such imputed income, which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

Investment income received directly by the Fund on direct U.S. Government obligations is exempt from income tax at the state level when received directly and may be exempt, depending on the state, when received by a shareholder as income dividends provided certain state specific conditions are satisfied. Interest received on repurchase agreements collateralized by direct U.S. Government obligations normally is not exempt from state taxation. The Fund will inform shareholders annually of the percentage of income and distributions derived from direct U.S. Government obligations. Shareholders should consult their tax advisers to determine whether any portion of the income dividends received from the Fund is considered tax exempt in their particular states.

Opinions relating to the validity of municipal securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Funds nor the Adviser will review the proceedings relating to the issuance of municipal securities or the basis for such opinions.

EXPEDITION EQUITY FUND

The Equity Fund's investment objective is to provide growth of capital, with a secondary objective of income. There can be no assurance that the Fund will achieve its objective.

The Fund invests primarily (at least 80% of its total assets) in common stocks issued by mid-and large-capitalization companies. The Fund may invest any remaining assets in warrants and rights to purchase common stocks, preferred stocks convertible into common stock, non-convertible preferred stocks, U.S. dollar denominated equity securities of foreign issuers listed on national securities exchanges or actively traded in the over-the-counter market, and American Depositary Receipts ("ADRs"). The Fund also may purchase and sell ("write") put and call options (including options on indices) and may purchase financial futures contracts and options thereon. The Fund also may purchase bonds convertible into common stock and Standard & Poor's Depositary Receipts ("SPDRs").


The Fund will not attempt to set or meet a specific portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt to achieve the Fund's investment objective. However, the Fund does not expect its annual rate of portfolio turnover to exceed 100% under normal market conditions. The portfolio turnover rates for the fiscal year ending October 31, 1998 and 1999 were 54.19% and 90.76%, respectively.

EXPEDITION EQUITY INCOME FUND

The investment objective of the Equity Income Fund is long-term growth of capital with an emphasis on current income. There can be no assurance that the Fund will achieve its investment objectives.


Under normal market conditions, at least 65% of the Fund's total assets will be invested in a diversified portfolio of common stocks and other equity securities. The investment approach employed by the Adviser emphasizes income-producing common stocks which, in general, have above-average dividend yields relative to the stock market as measured by the Standard & Poor's 500 Index. Any remaining assets may be invested in warrants and rights to purchase common stocks, preferred stocks convertible into common stock, non-convertible preferred stocks, investment grade bonds convertible into common stocks and investment grade fixed income securities. The Fund may also borrow money, invest in illiquid securities, when-issued, and delayed-delivery securities, shares of REITs, invest in master exchange traded limited partnerships, and shares of other investment companies, and lend its securities to qualified buyers.


The Fund will not attempt to set or meet a specific portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt to achieve the Fund's investment objective. However, the Fund does not expect its annual rate of portfolio turnover to exceed 100% under normal market conditions. Additionally, the Adviser expects portfolio turnover for the Equity Income Fund will be lower than that of the Equity Fund.


EXPEDITION INVESTMENT GRADE BOND FUND

The Investment Grade Bond Fund's investment objective is to provide current income. There can be no assurance that the Fund will achieve its investment objectives.

The Fund invests primarily in bonds as well as other fixed income securities. Under normal circumstances, the Fund will invest at least 65% of its total assets in bonds, which may include debentures and notes, issued by U.S. companies as well as by the U.S. Treasury and government agencies, including mortgage-backed securities. The Fund may also invest to a lesser extent in debt and notes issued by foreign companies and governments. All such instruments must be denominated in U.S. dollars and must be rated "A" or better by one or more nationally recognized statistical rating organization ("NRSRO") at the time of purchase. Under normal circumstances, the Fund's average weighted maturity will be maintained at from 3 to 7 years. In the event that a security owned by the Fund is downgraded below the stated rating categories, the Adviser will review and take appropriate action with regard to the security. The Fund may invest any remaining assets in a variety of fixed income securities; some of which are further described below.

The Fund will not attempt to set or meet a specific portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt to achieve the Fund's investment objective. However, the Fund does not expect its annual rate of portfolio turnover to exceed 100% under normal market conditions. The portfolio turnover rates for the fiscal years ending October 31, 1998 and 1999 were 32.93% and 39.57%, respectively.

EXPEDITION TAX-FREE INVESTMENT GRADE BOND FUND

The Fund's investment objective is to seek current income exempt from Federal income tax. There can be no assurance that the Fund will achieve its objective.

The Fund invests at least 80% of its net assets in municipal securities the interest of which is exempt from federal income taxes based on opinions from bond counsel for the issuers. This investment policy is a fundamental policy of the Fund. The issuers of these securities can be located in all fifty states, the District of Columbia, Puerto Rico, and other U.S. territories and possessions. Although the Fund has no present intention of doing so, up to 20% of its assets can be invested in taxable debt securities.

The Fund may purchase municipal obligations rated A or better by Standard & Poor's Corporation ("S&P") or by Moody's Investors Service, Inc. ("Moody's") or of comparable quality as determined by the Adviser and tax-exempt commercial paper rated at least A-1 by S&P or Prime-1 by Moody's. Municipal obligations owned by the Fund which become less than the prescribed investment quality shall be sold at a time when, in the judgment of the Adviser, it does not substantially impact the market value of the Fund.

There could be economic, business, or political developments which might affect all municipal securities of a similar type or whose issuers are located in the same state. To the extent that a significant portion of the Fund's assets are invested in municipal securities payable from revenues on similar projects or whose issuers are located in the same state, the Fund will be subject to the risks presented by such types of securities, projects or issuers to a greater extent than it would be if the Fund's assets were not invested in such a manner.

The Fund will typically maintain a dollar-weighted average portfolio maturity of less than 15 years. However, when the Adviser determines that market conditions so warrant, the Fund may maintain an average weighted maturity of greater than 15 years.

The Fund will not attempt to set or meet a portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt to achieve the Fund's investment objective. However, the Fund does not expect its annual rate of portfolio turnover to exceed 100% under normal market conditions.

                      DESCRIPTION OF PERMITTED INVESTMENTS

AMERICAN DEPOSITORY RECEIPTS ("ADRs")

ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs include American Depositary Shares and New York Shares. Generally, ADRs are designed for trading in the U.S. securities market. ADRs may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt's underlying security. The Equity Funds may invest in ADRs traded on registered exchanges or on NASDAQ and may also invest in ADRs not traded on an established exchange. While the Fund typically invests in sponsored ADRs, joint arrangements between the issuer and the depositary, some ADRs may be unsponsored. Unlike sponsored ADRs, the holders of unsponsored ADRs bear all expenses and the depositary may not be obligated to distribute shareholder communications or to pass through the voting rights on the deposited securities.

ASSET-BACKED SECURITIES

Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Other asset-backed securities may be created in the future. These securities may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the paydown characteristics of the underlying financial assets which are passed through to the security holder. These securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pool of assets. Asset-backed securities may also be debt obligations, which are known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning these assets and issuing debt obligations.

Asset-backed securities are not issued or guaranteed by the U.S. Government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and, for a certain period, by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder.

The market for asset-backed securities is at a relatively early stage of development. Accordingly, there may be a limited secondary market for such securities.

BANK OBLIGATIONS

Bank obligations are short-term obligations issued by U.S. and foreign banks, including bankers' acceptances, certificates of deposit, custodial receipts, and time deposits. Eurodollar and Yankee Bank Obligations are U.S.
dollar-denominated certificates of deposit or time deposits issued outside the U.S. by foreign branches of U.S. banks or by foreign banks.

COMMON AND PREFERRED STOCKS

Common and preferred stocks represent units of ownership in a corporation. Owners of common stock typically are entitled to vote on important matters. Owners of preferred stock ordinarily do not have voting rights, but are entitled to dividends at a specified rate. Preferred stock has a prior claim to common stockholders with respect to dividends.

CREDIT ENHANCED SECURITIES

Funds typically evaluate the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer"), rather than the issuer. However, credit-enhanced securities will not be treated as having been issued by the credit enhancer for diversification purposes, unless a Fund has invested more than 10% of its assets in securities issued, guaranteed or otherwise credit enhanced by the credit enhancer, in which case the securities will be treated as having been issued by both the issuer and the credit enhancer.

The Money Market Fund may have more than 25% of its total assets invested in securities credit enhanced by banks.

DEBT SECURITIES

Debt securities represent money borrowed that obligates the issuer (E.G., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times (E.G., bonds, notes, debentures).

FOREIGN SECURITIES

Foreign securities include equity securities of foreign entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, European Certificates of Deposit, European Time Deposits, European Bankers' Acceptances, Canadian Time Deposits, Europaper and Yankee Certificates of Deposit, and investments in Canadian Commercial Paper and foreign securities. These instruments have investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.



FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS


Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option.


A Fund may use futures contracts, and related options for BONA FIDE hedging purposes, to offset changes in the value of securities held or expected to be acquired. They may also be used to minimize fluctuations in foreign currencies or to gain exposure to a particular market or instrument. A Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges and for which there appears to be a liquid secondary market.


Index futures are futures contracts for various indices that are traded on registered securities exchanges. An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made.

Although futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold" or "selling" a contract which has previously been "purchased") in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.


Futures traders are required to make a good faith margin deposit in cash or government securities with or for the account of a broker or custodian to initiate and maintain open future positions. There can be no assurance that a secondary market will exist for any particular futures contract at any specific time; thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Funds may be required to make delivery of the instruments underlying the futures contracts they hold. The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge the underlying securities.


The risk of loss in trading futures contracts can be substantial, due both to the low margin deposits required and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (or gain) to a Fund. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. However, because the Funds will be engaged in futures transactions only for hedging purposes, the Adviser do not believe that the Funds will generally be subject to the risks of loss frequently associated with futures transactions. The Funds presumably would have sustained comparable losses if, instead of the futures contract, they had invested in the underlying financial instrument and sold it after the decline. The risk of loss from the purchase of options is less as compared with the purchase or sale of futures contracts because the maximum amount at risk is the premium paid for the option.

Utilization of futures transactions by the Funds does involve the risk of imperfect or no correlation where the securities underlying futures contracts have different maturities than the fund securities being hedged. It is also possible that the Funds could both lose money on futures contracts and experience a decline in value of its fund securities. There is also the risk of loss by the Funds of margin deposits in the event of the bankruptcy of a broker with whom the Funds have an open position in a futures contract or related option.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses.

INVESTMENT COMPANY SHARES

The Funds may purchase shares of other investment companies to the extent consistent with applicable law. Investment companies typically incur fees that are separate from those fees incurred directly by the Funds. A Fund's purchase of such investment company securities results in the layering of expenses, such that you would indirectly bear a proportionate share of investment company operating expenses, such as advisory fees.

The Trust and the Adviser have received an exemptive order from the SEC, which allows the Bond and Equity Funds to invest in shares of the Trust's Money Market Funds. Should a Fund invest in shares of the Trust's Money Market Funds, the Trust's Board of Trustees will determine to what extent, if any, that the Adviser's advisory fees should be adjusted to reflect the impact of such investments.

LENDING OF PORTFOLIO SECURITIES

The collateral received when a Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Funds may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker.

MASTER EXCHANGE TRADED LIMITED PARTNERSHIPS

A master exchange traded limited partnership interest entitles a Portfolio to participate in the investment return of the partnership's assets as defined by the agreement among the partners. As a limited partner, a Portfolio generally is not permitted to participate in the management of the partnership. However, unlike a general partner whose liability is not limited, a limited partner's liability generally is limited to the amount of its commitment to the partnership.

MUNICIPAL SECURITIES

MUNICIPAL SECURITIES - The two principal classifications of Municipal Securities are "general obligation" and "revenue" issues. General obligation issues are issues involving the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues, although the characteristics and method of enforcement of general obligation issues may vary according to the law applicable to the particular issuer. Revenue issues are payable only from the revenues derived from a particular facility or class of facilities or other specific revenue source. Municipal Securities include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. Certain private activity bonds that are issued by or on behalf of public authorities to finance various privately-owned or operated facilities are included within the term "Municipal Securities." Private activity bonds and industrial development bonds are generally revenue bonds, the credit and quality of which are directly related to the credit of the private user of the facilities.


Municipal Securities may also include general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, project notes, certificates of indebtedness, demand notes, tax-exempt commercial paper, construction loan notes and other forms of short-term, tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues.

The quality of Municipal Securities, both within a particular classification and between classifications, will vary, and the yields on Municipal Securities depend upon a variety of factors, including general money market conditions, the financial condition of the issuer (or other entity whose financial resources are supporting the securities), general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating(s) of the issue. In this regard, it should be emphasized that the ratings of any NRSRO are general and are not absolute standards of quality. Municipal Securities with the same maturity, interest rate and rating(s) may have different yields, while Municipal Securities of the same maturity and interest rate with different rating(s) may have the same yield.

An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.


MUNICIPAL LEASES - A Fund may invest in instruments, or participations in instruments, issued in connection with lease obligations or installment purchase contract obligations of municipalities ("municipal lease obligations"). Although municipal lease obligations do not constitute general obligations of the issuing municipality, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate funds for, and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose in the relevant years. Municipal lease obligations are a relatively new form of financing, and the market for such obligations is still developing. Municipal leases will be treated as liquid only if they satisfy criteria set forth in guidelines established by the Board of Trustees, and there can be no assurance that a market will exist or continue to exist for any municipal lease obligation. The guidelines indicate that the Adviser shall consider and evaluate such factors as it deems appropriate to determine that the securities to be purchased are liquid, including, but not limited to the following factors: (i) the frequency of trades and market quotations for the securities; (ii) the number of dealers willing and ready to purchase and sell the securities; (iii) the number of potential purchasers for the securities; (iv) whether any dealers have agreed to make a market in the securities; (v) the nature of the securities and the nature of marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer; (vi) whether the lease can be canceled; (vii) what assurances, if any, exist that the assets represented by the lease can be sold; (viii) the strength of the lessee's general credit; (ix) the likelihood that the municipality will discontinue appropriating funding for the leased property because the property is no longer deemed essential to the operation of the municipality; and (x) the legal recourse in the event of failure to appropriate.


PUTS ON MUNICIPAL SECURITIES - A Fund may acquire "puts" with respect to its acquisition of Municipal Securities. A put is a right to sell a specified security (or securities) within a specified period of time at a specified exercise price. A Fund may sell, transfer, or assign the put only in conjunction with the sale, transfer, or assignment of the underlying security or securities.


The amount payable upon the exercise of a put is normally (i) a Fund's acquisition cost of the Municipal Securities (excluding any accrued interest which the Fund paid on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period.

Puts on Municipal Securities may be acquired to facilitate the liquidity of portfolio assets and the reinvestment of assets at a rate of return more favorable than that of the underlying security. A Fund will generally acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Fund may pay for puts either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the puts (thus reducing the yield to maturity otherwise available for the same securities).

TAXABLE MUNICIPAL SECURITIES - The Tax-Free Money Market Fund and the Tax-Free Investment Grade Bond Fund may invest up to 20% of their net assets in taxable securities, including Municipal Securities, such as certain private activity or industrial revenue bonds, the interest on which is not tax-exempt for Federal income tax purposes but which otherwise meet the Funds' respective investment criteria.

OTHER INVESTMENTS

The Funds are not prohibited from investing in bank obligations issued by clients of SEI Investments Company ("SEI Investments"), the parent company of the Administrator and the Distributor. The purchase of Fund shares by these banks or their customers will not be a consideration in deciding which bank obligations the Funds will purchase. The Funds will not purchase obligations issued by the Adviser or its affiliates.

PRIVATELY ISSUED MORTGAGE-RELATED SECURITIES

Privately issued mortgage-related securities generally represent an ownership interest in federal agency mortgage pass through securities such as those issued by Government National Mortgage Association. The terms and characteristics of the mortgage instruments may vary among pass through mortgage loan pools.

RATINGS

A nationally recognized statistical rating organizations' ("NRSROs") highest rating category is determined without regard for subcategories and gradations. For example, securities rated A-1 or A-1+ by Standard & Poor's Ratings Group ("S&P"), Prime-1 by Moody's Investors Service, Inc. ("Moody's"), or F-1 (+ or -) by Fitch IBCA are all considered rated in the highest short-term rating category. The Money Market Funds will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in the highest short-term rating category; currently, unless a security is rated by only one NRSRO, such securities must be rated by two NRSROs in their highest rating category. See "Regulatory Compliance" and "Appendix."

REPURCHASE AGREEMENTS

Repurchase agreements are agreements by which a person (E.G., a Fund) obtains a security and simultaneously commits to return the security to the seller (a primary securities dealer as recognized by the Federal Reserve Bank of New York or a national member bank as defined in Section 3(d)(1) of the Federal Deposit Insurance Act, as amended) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is, in effect, secured by the value of the underlying security.

Repurchase agreements are considered to be loans by a Fund for purposes of its investment limitations. The repurchase agreements entered into by a Fund will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Adviser and Sub-Adviser monitor compliance with this requirement). Under all repurchase agreements entered into by a Fund, the appropriate Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying security to the seller's estate.

RESTRICTED SECURITIES

Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933 (the "1933 Act") or an exemption from registration. Permitted investments for the Funds include restricted securities, and each such Fund may invest up to 15% of its net assets (10% for the Money Market Funds) in illiquid securities, subject to each Fund's investment limitations on the purchase of illiquid securities. Restricted securities, including securities eligible for re-sale under 1933 Act Rule 144A, that are determined to be liquid are not subject to this limitation. This determination is to be made by the Funds' Adviser pursuant to guidelines adopted by the Board of Trustees. Under these guidelines, the Adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. In purchasing such Restricted Securities, the Adviser intends to purchase securities that are exempt from registration under Rule 144A under the 1933 Act.

REVERSE REPURCHASE AGREEMENTS

Reverse repurchase agreements are similar to borrowing cash. In a reverse repurchase agreement a Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

The use of reverse repurchase agreements may enable a Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that a Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

When effecting reverse repurchase agreements, liquid assets of a Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These assets are marked to market daily and maintained until the transaction is settled.

During the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Money Market Funds will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreement.

SECURITIES LENDING

Each Fund may lend securities pursuant to agreements which require that the loans be continuously secured by collateral at all times equal to 100% of the market value of the loaned securities which consists of: cash, securities of the U.S. Government or its agencies, or any combination of cash and such securities. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for a Fund exceed one-third of the value of the Fund's total assets taken at fair market value. A Fund will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the cash collateral in U.S. Government securities. However, a Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be of good standing and when, in the judgment of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. Any loan may be terminated by either party upon reasonable notice to the other party. The Funds may use the Distributor or a broker-dealer affiliate of the Adviser and Sub-Adviser as a broker in these transactions.

STANDARD & POOR'S DEPOSITARY RECEIPTS ("SPDRs")

SPDRs are securities that represent ownership in a unit investment trust (a "UIT") that holds a portfolio of common stocks designed to track the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P Index"). SPDRs may be obtained from the UIT directly or purchased in the secondary market. SPDRs are generally listed on the American Stock Exchange.


The UIT will issue SPDRs in aggregations of 50,000 known as "Creation Units" in exchange for a "Portfolio Deposit" consisting of (a) a portfolio of securities substantially similar to the component securities ("Index Securities") of the S&P Index, (b) a cash payment equal to a pro rata portion of the dividends accrued on the UIT's portfolio securities since the last dividend payment by the UIT, net of expenses and liabilities, and (c) a cash payment or credit ("Balancing Amount") designed to equalize the net asset value of the S&P Index and the net asset value of a Portfolio Deposit.

SPDRs are not individually redeemable, except upon termination of the UIT. To redeem, the Fund must accumulate enough SPDRs to reconstitute a Creation Unit. The liquidity of small holdings of SPDRs, therefore, will depend upon the existence of a secondary market. Upon redemption of a Creation Unit, the Fund will receive Index Securities and cash identical to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day.

The price of SPDRs is derived and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of a SPDR is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for SPDRs is based on a basket of stocks. Disruptions in the markets for the securities underlying SPDRs purchased or sold by the Fund could result in losses on SPDRs. Trading in SPDRs involves risks similar to those risks, described above under "Options," involved in the writing of options on securities.

STRIPS

Separately Traded Interest and Principal Securities ("STRIPS") are component parts of U.S. Treasury Securities traded through the Federal Book-Entry System. The Adviser will only purchase STRIPS that it determines are liquid or, if illiquid, do not violate the affected Fund's investment policy concerning investments in illiquid securities. Consistent with Rule 2a-7 under the Investment Company Act of 1940, as amended, (the "1940 Act"), the Money Market Funds' Adviser will only purchase STRIPS for Money Market Funds that have a remaining maturity of 397 days or less; therefore, the Money Market

Funds currently may only purchase interest component parts of U.S. Treasury securities. While there is no limitation on the percentage of a Fund's assets that may be comprised of STRIPS, the Money Market Funds' Adviser will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights and of deviations in the value of shares of the Money Market Funds.

U.S. GOVERNMENT OBLIGATIONS

The types of U.S. Government obligations in which the Funds may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. Government agencies or instrumentalities. These securities are backed by the full faith and credit of the U.S. Treasury; the issuer's right to borrow from the U.S. Treasury; the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or the credit of the agency or instrumentality issuing the obligations.

Examples of agencies and instrumentalities which may not always receive financial support from the U.S. government are: Farm Credit Banks; National Bank for Cooperatives; Federal Home Loan Banks; Farmers Home Administration; and Fannie Mae.

VARIABLE AND FLOATING RATE SECURITIES

Variable and floating rate instruments involve certain obligations that may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly, or some other reset period, and may have a set floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

WARRANTS

Warrants give holders the right, but not the obligation, to buy shares of a company at a given price, usually higher than the market price, during a specified period.

WHEN-ISSUED SECURITIES

The Funds may purchase debt obligations on a when-issued basis, in which case delivery and payment normally take place on a future date. The Funds will make commitments to purchase obligations on a when-issued basis only with the intention of actually acquiring the securities, but may sell them before the settlement date. During the period prior to the settlement date, the securities are subject to market fluctuation, and no interest accrues on the securities to the purchaser. The payment obligation and the interest rate that will be received on the securities at settlement are each fixed at the time the purchaser enters into the commitment. Purchasing obligations on a when-issued basis may be used as a form of leveraging because the purchaser may accept the market risk prior to payment for the securities. The Funds, however, will not use such purchases for leveraging; instead, as disclosed in the Prospectus, the Funds will set aside assets to cover its commitments. If the value of these assets declines, the Funds will place additional liquid assets aside on a daily basis so that the value of the assets set aside is equal to the amount of the commitment.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

These transactions are made to secure what is considered to be an advantageous price or yield for a Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the appropriate Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. Each Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.


                             INVESTMENT LIMITATIONS

                                MONEY MARKET FUND

FUNDAMENTAL LIMITATIONS

The Money Market Fund is subject to a number of fundamental investment restrictions that may be changed only by a vote of a majority of the outstanding shares of the Fund. A "majority of the outstanding shares" of the Trust or the Fund means the affirmative vote, at a meeting of shareholders duly called, of the lesser of (a) 67% or more of the votes of shareholders of the Trust or the Fund present at a meeting at which the holders of more than 50% of the votes attributable to shareholders of record of the Trust or the Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of shareholders of the Trust or the Fund.

SELLING SHORT AND BUYING ON MARGIN

The Money Market Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of transactions.

ISSUING SENIOR SECURITIES AND BORROWING MONEY

The Money Market Fund will not issue senior securities except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets including the amounts borrowed. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding. During the period any reverse repurchase agreements are outstanding, the Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements, but only to the extent necessary to assure completion of the reverse repurchase agreements.

PLEDGING ASSETS

The Money Market Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may pledge assets having a value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets of the Fund at the time of the pledge.

CONCENTRATION OF INVESTMENTS

The Money Market Fund will not invest 25% or more of the value of its total assets in any one industry except that the Fund may invest 25% of the value of its total assets in the commercial paper issued by finance companies.

The Fund may invest more than 25% of the value of its total assets in cash or cash items, securities issued or guaranteed by the U.S. Government, its agencies, or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.

INVESTING IN COMMODITIES AND REAL ESTATE

The Money Market Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts. The Fund will not purchase or sell real estate, although it may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

INVESTING IN RESTRICTED SECURITIES

The Money Market Fund will not invest more than 10% of the value of its net assets in securities which are subject to legal or contractual restrictions on resale, except for commercial paper issued under Section 4(2) of the Securities Act of 1933.

UNDERWRITING

The Money Market Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

LENDING CASH OR SECURITIES

The Money Market Fund will not lend any of its assets, except portfolio securities. This shall not prevent the Fund from purchasing or holding bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements or engaging in other transactions where permitted by the Fund's investment objective, policies, limitations or Declaration of Trust.

DIVERSIFICATION OF INVESTMENTS

With respect to 75% of the value of its total assets, the Money Market Fund will not purchase securities issued by any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer.

NON-FUNDAMENTAL LIMITATIONS

The following limitations may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

INVESTING IN ILLIQUID SECURITIES

The Money Market Fund will not invest more than 10% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non-negotiable time deposits with maturities over seven days, and certain restricted securities not determined by the Trustees to be liquid.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. The Money Market Fund does not expect to borrow money, pledge securities, invest in illiquid securities, restricted securities or engage in when-issued and delayed delivery transactions, or reverse repurchase agreements in excess of 5% of the value of its net assets during the coming fiscal year.

For purposes of its policies and limitations, the Money Market Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." For purposes of the Money Market Fund's limitation on industry concentration, "finance companies" are limited to U.S. banks and U.S. branches of foreign banks.

                           TAX-FREE MONEY MARKET FUND

FUNDAMENTAL LIMITATIONS

The Tax-Free Money Market Fund is subject to a number of fundamental investment restrictions that may be changed only by a vote of a majority of the outstanding shares of the Fund. A "majority of the outstanding shares" of the Trust or the Fund means the affirmative vote, at a meeting of shareholders duly called, of the lesser of (a) 67% or more of the votes of shareholders of the Trust or the Fund present at a meeting at which the holders of more than 50% of the votes attributable to shareholders of record of the Trust or the Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of shareholders of the Trust or the Fund.

Pursuant to these investment restrictions, the Tax-Free Money Market Fund will not:

1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements involving such securities, if, immediately after such purchase, more than 5% of the value of its total assets would be invested in any one issuer, or more than 10% of the outstanding voting securities of such issuer; PROVIDED that the Fund may invest up to 25% of its total assets without regard to this restriction only as permitted by applicable laws and regulations. For purposes of this limitation, a security is considered to be issued by the government entity (or entities) whose assets and revenues back the security; with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, a security is considered to be issued by such non-governmental user. For purposes of this limitation, all debt securities are each considered as one class.

2.   Invest in companies for the purpose of exercising control.

3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding one-third of the value of total assets. Any borrowing will be done from a bank and to the extent that such borrowing exceeds 5% of the value of the Fund's assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate heavy redemption requests if they should occur and is not for investment purposes. All borrowings will be repaid before making additional investments and any interest paid on such borrowings will reduce income.

4. Purchase securities which would cause 25% or more of the total assets of a Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry. This limitation does not apply to investments in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, repurchase agreements involving such securities, obligations issued by domestic branches of U.S. banks or U.S. branches of foreign banks subject to the same regulation as U.S. banks or tax-exempt securities issued by governments or political subdivisions of governments.

5. Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by (3) above in aggregate amounts not to exceed 15% of total assets taken at current value at the time of the incurrence of such loan, except as permitted with respect to securities lending.

6. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts and interests in a pool of securities that are secured by interests in real estate. However, subject to their permitted investments, the Fund may invest in companies which invest in real estate commodities or commodities contracts.


7. Make short sales of securities, maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions; this limitation shall not prohibit short sales "against the box."


8. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter under Federal securities laws in selling the Fund security.


9. Purchase securities of other investment companies except as permitted by the 1940 Act, and the rules and regulations thereunder.


10. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the SEC.


11. Make loans except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending as described in the Prospectus and this Statement of Additional Information.

The Fund has no present intention to sell securities short "against the box."

NON-FUNDAMENTAL POLICIES

The Fund may not invest in illiquid securities in an amount exceeding, in the aggregate, 10% of its net assets.

The Fund may not invest in interests in oil, gas or other mineral exploration or development programs or oil, gas or mineral leases.

With the exception of the limitations that apply to illiquid securities, the foregoing percentages will apply at the time of the purchase of a security and shall not be considered violated unless an excess occurs or exists immediately after and as a result of a purchase of such security.

                              EQUITY AND BOND FUNDS

FUNDAMENTAL LIMITATIONS

The following are fundamental limitations of the Equity and Bond Funds. Fundamental investment limitations cannot be changed without shareholder approval.

DIVERSIFICATION OF INVESTMENTS

With respect to 75% of the value of each Fund's total assets, the Fund will not purchase securities of any one issuer (other than cash, cash items and securities issued or guaranteed by the government of the United States or its agencies or instrumentalities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer.

Under this limitation, as it relates to the Bond Funds, each governmental subdivision, including states and the District of Columbia, territories, possessions of the United States, or their political subdivisions, agencies, authorities, instrumentalities, or similar entities, will be considered a separate issuer if its assets and revenues are separate from those of the governmental body creating it and the security is backed only by its own assets and revenues.

BUYING ON MARGIN

A Fund will not purchase any securities on margin, but may obtain such short-term credits as are necessary for clearance of transactions. The deposit or payment by a Fund of initial or variation margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.

ISSUING SENIOR SECURITIES AND BORROWING MONEY

A Fund will not issue senior securities except that the Funds may borrow money and the Bond Funds may engage in reverse repurchase agreements in amounts up to one-third of the value of its net assets, including the amounts borrowed.

A Fund will not borrow money or, with respect to the Bond Funds, engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling a Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding. During the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Bond Funds will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements.

PLEDGING ASSETS

A Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In these cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the borrowing. Neither the deposit of underlying securities and other assets in escrow in connection with the writing of put or call options on securities nor margin deposits for the purchase and sale of financial futures contracts and related options are deemed to be a pledge.

CONCENTRATION OF INVESTMENTS

A Fund will not purchase securities which would cause 25% or more of the total assets of a Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry.

This limitation does not apply to investments in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, repurchase agreements involving such securities or, for the Fixed Income Funds only, tax-exempt securities issued by governments or political subdivisions of governments.

INVESTING IN REAL ESTATE

A Fund will not buy or sell real estate including limited partnership interests, although it may invest in securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

INVESTING IN COMMODITIES

A Fund will not purchase or sell commodities, except that the Fund may purchase and sell financial futures contracts and related options.

UNDERWRITING

A Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933, as amended, in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

LENDING CASH OR SECURITIES

A Fund will not lend any of its assets except portfolio securities up to one-third of the value of its total assets. (This shall not prevent the purchase or holding of U.S. Government securities, repurchase agreements covering U.S. Government securities, or other transactions which are permitted by the Fund's investment objective and policies.)

SELLING SHORT

A Fund will not sell securities short.

NON-FUNDAMENTAL LIMITATIONS

The following limitations may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

INVESTING IN ILLIQUID SECURITIES

A Fund will not invest more than 15% of the value of its net assets in securities which are not readily marketable or which are otherwise considered illiquid, including over-the-counter options and also including repurchase agreements providing for settlement in more than seven days after notice.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

A Fund will limit its respective investment in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, invest no more than 5% of total assets in any one investment company, or invest more than 10% of total assets in investment companies in general. The Fund will purchase securities of closed-end investment companies only in open market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. It should be noted that investment companies incur certain expenses such as management fees, and therefore any investment by a Fund in shares of another investment company would be subject to such customary expenses.

The Trust and the Adviser have received an exemptive order from the SEC, which allows the Bond and Equity Funds to invest in shares of the Trust's Money Market Funds. Should a Fund invest in shares of the Trust's Money Market Funds, the Trust's Board of Trustees will determine to what extent, if any, that the Adviser's advisory fees should be adjusted to reflect the impact of such investments.

WRITING COVERED PUT AND CALL OPTIONS AND PURCHASING PUT OPTIONS

A Fund will not write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment. When writing put options, the Fund will segregate cash or U.S. Treasury obligations with a value equal to or greater than the exercise price of the underlying securities. The Fund will not write put or call options or purchase put or call options in excess of 5% of the value of its total assets.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

For purposes of their policies and limitations, the Bond Funds consider certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

                              REGULATORY COMPLIANCE

The Money Market Fund and the Tax-Free Money Market Fund may follow non-fundamental operational policies that are more restrictive than their fundamental investment limitations, as set forth in the prospectus' for each Fund and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Funds will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. For example, with limited exceptions, Rule 2a-7 prohibits the investment of more than 5% of the Funds' total assets in the securities of any one issuer, although the Funds' investment limitation only requires such 5% diversification with respect to 75% of its assets. The Funds will invest more than 5% of its assets in any one issuer only under the circumstances permitted by Rule 2a-7. The Funds will also determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs according to Rule 2a-7. The Funds may change these operational policies to reflect changes in the laws and regulations without the approval of their shareholders.

                               INVESTMENT ADVISER

The Adviser, Compass Bank, an Alabama state banking corporation, is a wholly-owned subsidiary of Compass Bancshares, Inc. ("Compass Bancshares"), a bank holding company organized under the laws of Delaware. Through its subsidiaries and affiliates, Compass Bancshares, the 38th largest bank holding company in the United States in terms of total assets as of September 30, 1999, offers a full range of financial services to the public including commercial lending, depository services, cash management, brokerage services, retail banking, credit card services, investment advisory services and trust services.


Compass Bank offers a broad range of commercial banking services. The Adviser has served as investment adviser to mutual funds since February 5, 1990. Through the Compass Asset Management Group, the Adviser provides investment advisory and management services for the assets of individuals, pension and profit sharing plans, and endowments and foundations. As of December 31, 1999, the Compass Asset Management Group had approximately $8.84 billion under administration ($3.1 billion of which was comprised of assets of accounts over which the Adviser exercised discretion).

As part of its regular banking operations, the Adviser may make loans to public companies. Thus, it may be possible, from time to time, for the Fund to hold or acquire the securities of issuers which are also lending clients of the Adviser. The lending relationship will not be a factor in the selection of securities.

The Adviser shall not be liable to the Trust, a Fund, or any shareholder of a Fund for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Because of the internal controls maintained by the Adviser to restrict the flow of non-public information, Fund investments are typically made without any knowledge of the Adviser's or its affiliates' lending relationships with an issuer.


The continuance of the Advisory Agreement, after the first year, must be specifically approved at least annually (i) by the vote of the Trustees, and
(ii) by the vote of a majority of the Trustees who are not parties to the Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory

Agreement may be terminated by the Adviser, the Trust's Board of Trustees or by a vote of the majority of the outstanding voting securities of the Funds at any time, without the payment of any penalty, on sixty (60) days' written notice to Compass Bank and may be terminated at any time by ninety (90) days' written notice to the Adviser. The Advisory Agreement will immediately terminate in the event of its assignment or upon termination of the Advisory agreement between the Adviser and the Trust with regard to the Funds (as used herein, the terms "majority of the outstanding voting securities," "interested persons" and "assignment" have the same meaning of such terms in the 1940 Act).

ADVISORY FEES

For its advisory services, Compass Bank receives an annual investment advisory fee as described in the prospectuses. For the fiscal years ended October 31, 1997, 1998 and 1999, the Funds paid the following advisory fees:

------------------------------------------------------------------------------------------------------------------------------------
Fund                                                  Fees Paid                                    Fee Waived
                                       ---------------------------------------------------------------------------------------------
                                          1997          1998            1999           1997           1998            1999
------------------------------------------------------------------------------------------------------------------------------------
Money Market Fund                       $490,590      $319,769        $533,969       $166,107       $413,213        $678,252
------------------------------------------------------------------------------------------------------------------------------------
Tax-Free Money Market Fund                 *           $27,940        $102,343          *            $78,291        $192,232
------------------------------------------------------------------------------------------------------------------------------------
Equity Fund                             $691,952     $1,988,195      $2,570,771         $0             $0              $0
------------------------------------------------------------------------------------------------------------------------------------
Equity Income Fund                         *              *               *             *               *               *
------------------------------------------------------------------------------------------------------------------------------------
Investment Grade Bond Fund**            $478,461      $661,196        $547,695       $68,168        $214,248        $273,847
------------------------------------------------------------------------------------------------------------------------------------
Tax-Free Investment Grade Bond Fund        *              *               *             *               *               *
------------------------------------------------------------------------------------------------------------------------------------

* An asterisk indicates that the Fund had not commenced operations as of the period indicated.
** Formerly Expedition Bond Fund

SUB-ADVISER TO THE TAX-FREE MONEY MARKET FUND

The Adviser has entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with Weiss, Peck & Greer, L.L.C. ("WPG") dated April 1, 1998 relating to the Tax-Free Money Market Fund. Under the Sub-Advisory Agreement, WPG invests the assets of the Fund on a daily basis, and continuously administers the investment program of the Fund.

WPG is a limited liability company founded as a limited partnership in 1970, and engages in investment management, venture capital management and management buyouts. Since its founding, WPG has been active in managing portfolios of tax exempt securities. As of January 31, 2000, WPG manages over $18 billion in assets, $2.7 billion of which is invested in tax exempt money market funds. The principal business address of WPG is One New York Plaza, New York, N.Y. 10004.

WPG is entitled to a fee which is paid by the Adviser and which is calculated daily and paid monthly, at an annual rate of: .075% of the Fund's average daily net assets up to $150 million; .05% of the next $350 million of the Fund's average daily net assets, .04% of the next $500 million in average daily net assets; and .03% of the Fund's average daily net assets over $1 billion.

The continuance of the Sub-Advisory Agreement, after the first year, must be specifically approved at least annually (i) by the vote of the Trustees, and
(ii) by the vote of a majority of the Trustees who are not parties to the Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Sub-

Advisory Agreement may be terminated by the Adviser, the Trust's Board of Trustees or by a vote of the majority of the outstanding voting securities of the Tax-Free Money Market Fund at any time, without the payment or any penalty, on sixty (60) days' written notice to WPG and may be terminated at any time by ninety (90) days' written notice to the Adviser. The Sub-Advisory Agreement will immediately terminate in the event of its assignment or upon termination of the Advisory agreement between the Adviser and the Trust with regard to the Tax-Free Money Market Fund (as used herein, the terms "majority of the outstanding voting securities," "interested persons" and "assignment" have the same meaning of such terms in the 1940 Act).


          --------------------------------------------------------------
          Fund                 Fees Paid             Fee Waivers
                               -----------------------------------------
                               1998        1999      1998     1999
          --------------------------------------------------------------
          Tax-Free Money       $18,627     $52,562   $0       $0
          Market Fund
          --------------------------------------------------------------

                                THE ADMINISTRATOR

The Trust and SEI Investments Mutual Funds Services (the "Administrator") have entered into an administration agreement (the "Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative personnel and services necessary to operate the Funds. Such services include shareholder servicing and certain legal and accounting services. For these services, the Administrator is entitled to a fee which is calculated daily and paid monthly at an annual rate of 0.20% of the Fund's average daily net assets payable from the assets of the Funds. The Administrator may choose to voluntarily waive a portion of its fee. The Administrator reserves the right, in its sole discretion, to termination these voluntary waivers at any time.



The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement extends for a term of five years, commencing on July 27, 1999, and is renewable for additional two year terms thereafter.


The Administrator, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments, is the owner of all beneficial interests in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to the following other mutual funds: The Achievement Funds Trust, The Advisors' Inner Circle Fund, Alpha Select Funds, Amerindo Funds, Inc., The Arbor Fund, ARK Funds, Armada Funds, Bishop Street Funds, Boston 1784 Funds", CNI Charter Funds, CUFUND, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Huntington Funds, The Nevis Funds, Oak Associates Funds, The Parkstone Advantage Funds, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, TIP Funds and UAM Funds Inc. II.

Since June 9, 1997, SEI Investments Mutual Funds Services has served as administrator to the Funds. Prior to June 9, 1997, Federated Administrative Services served as administrator to the Funds.

------------------------------------------------------------------------------------------------------------------------------------
Fund                                                       Fees Paid                                     Fees Waiver
                                       ---------------------------------------------------------------------------------------------
                                             Fiscal Period               Fiscal Year            Fiscal Period        Fiscal Year
                                       ---------------------------------------------------------------------------------------------
                                         1996(1)       1997(2)        1998          1999      1996(1)  1997(2)    1998       1999
------------------------------------------------------------------------------------------------------------------------------------
Money Market Fund                       $162,059      $149,922      $274,873      $454,849      $0     $49,974    $91,624  $152,405
------------------------------------------------------------------------------------------------------------------------------------
Tax-Free Money Market Fund                  *            *          $39,920       $110,259       *        *       $13,306   $37,106
------------------------------------------------------------------------------------------------------------------------------------
Equity Fund                                 *         $186,608      $549,966      $689,189       *        $0        $0        $0
------------------------------------------------------------------------------------------------------------------------------------
Equity Income Fund                          *            *             *             *           *        *         *          *
------------------------------------------------------------------------------------------------------------------------------------
Investment Grade Bond Fund**             $62,443      $96,779       $233,455      $217,645      $0        $0        $0        $0
------------------------------------------------------------------------------------------------------------------------------------
Tax-Free Investment Grade Bond              *            *             *             *           *        *         *          *
Fund
------------------------------------------------------------------------------------------------------------------------------------

* Not in operation
**  Formerly Expedition Bond Fund
(1) Fiscal period beginning November 1, 1996 and ended June 8, 1997.
(2) Fiscal period beginning June 9, 1997 and ended October 31, 1997.

                                 THE DISTRIBUTOR

SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments, and the Trust are parties to a distribution agreement (the "Distribution Agreement") which applies to each Fund's classes of shares.

The Equity and Bond Funds imposed a front-end sales charge upon their Investment Shares (now Class A Shares) in the amounts shown for the fiscal years ended October 31, 1997, 1998 and 1999:


------------------------------------------------------------------------------------------------------------------------------------
Fund                                                 Dollar Amount of Loads             Dollar Amounts of Loads Retained by SEI
                                                                                                      Investments
                                            ----------------------------------------------------------------------------------------
                                                1997          1998          1999           1997           1998           1999
------------------------------------------------------------------------------------------------------------------------------------
Equity Fund                                      $0          $19,807        $51,728         $0             $0              $0
------------------------------------------------------------------------------------------------------------------------------------
Equity Income Fund                               *              *             *             *               *              *
------------------------------------------------------------------------------------------------------------------------------------
Investment Grade Bond Fund***                 **$1,431       $1,142         $ 2,297         $0             $0              $0
------------------------------------------------------------------------------------------------------------------------------------
Tax-Free Investment Grade Bond Fund              *              *             *             *               *              *
------------------------------------------------------------------------------------------------------------------------------------


*An asterisk indicates that the Fund had not commenced operations as of the periods indicated.
** Since 6/9/97
***Formerly Expedition Bond Fund

                               THE TRANSFER AGENT

State Street Bank and Trust Company (the "Transfer Agent") serves as transfer agent for the Trust and Boston Financial Data Services, Inc. (the "Servicing Agent") serves as the Trust's servicing agent. The fee paid to the Transfer Agent is based upon the size, type and number of accounts and transactions made by shareholders. The Transfer Agent pays the Servicing Agent's compensation.

                                  THE CUSTODIAN

Compass Bank, Birmingham, Alabama, which is also the Adviser, is custodian for the securities and cash of the Funds for which it receives an annual fee of 0.02% of each Fund's average aggregate daily net assets and is reimbursed for its out-of-pocket expenses.

                              INDEPENDENT AUDITORS

The independent auditors for the Trust are Deloitte & Touche LLP, Princeton, New Jersey.

                                  LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, 1800 M Street, N.W., Washington, D.C. serves as legal counsel to the Trust.

                       TRUSTEES AND OFFICERS OF THE TRUST

The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trust pays the fees for unaffiliated Trustees.

The Trustees and Executive Officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Unless otherwise noted, the business address of each Trustee and each Executive Officer is SEI Investments Company, Oaks, Pennsylvania 19456. Certain officers of the Trust also serve as officers of some or all of the following:
The Achievement Funds Trust, The Advisors' Inner Circle Fund, Alpha Select Funds, The Arbor Fund, ARK Funds, Armada Funds, Bishop Street Funds, Boston 1784 Funds, CNI Charter Funds, CUFUND, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Huntington Funds, The Nevis Fund, Inc., Oak Associates Funds, The Parkstone Advantage Fund, The Parkstone Group of Funds, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust and TIP Funds, each of which is an open-end management investment company managed by SEI Investments Mutual Funds Services or its affiliates and distributed by SEI Investments Distribution Co.


ROBERT A. NESHER (DOB 08/17/46) -- Chairman of the Board of Trustees* -- Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Executive Vice President of SEI Investments, 1986-1994. Director and Executive Vice President of the Administrator and the Distributor, 1981-1994. Trustee of The Arbor Fund, Boston 1784 Funds-Registered Trademark-, The Expedition Funds, Oak Associates Funds, Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

JOHN T. COONEY (DOB 01/20/27) -- Trustee** -- Vice Chairman of Ameritrust Texas N.A., 1989-1992, and MTrust Corp., 1985-1989. Trustee of The Arbor Fund, The Expedition Funds, and Oak Associates Funds.


WILLIAM M. DORAN (DOB 05/26/40) -- Trustee* --1701 Market Street, Philadelphia, PA 19103-2921. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, SEI Investments, the Administrator and the Distributor. Director and Secretary of SEI Investments and Secretary of the Administrator and the Distributor. Trustee of The Arbor Fund, The Expedition Funds, Oak Associates Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.


ROBERT A. PATTERSON (DOB 11/05/27) -- Trustee** -- Pennsylvania State University, Senior Vice President, Treasurer (Emeritus). Financial and Investment Consultant, Professor of Transportation (1984-present). Vice President-Investments, Treasurer, Senior Vice President (Emeritus) (1982-1984). Director, Pennsylvania Research Corp.; Member and Treasurer, Board of Trustees of Grove City College. Trustee of The Arbor Fund, The Expedition Funds and Oak Associates Funds.


EUGENE B. PETERS (DOB 06/03/29) -- Trustee** -- Private investor from 1987 to present. Vice President and Chief Financial Officer, Western Company of North America (petroleum service company) (1980-1986). President of Gene Peters and Associates (import company) (1978-1980). President and Chief Executive Officer of Jos. Schlitz Brewing Company before 1978. Trustee of The Arbor Fund, The Expedition Funds and Oak Associates Funds.


JAMES M. STOREY (DOB 04/12/31) -- Trustee** -- Partner, Dechert Price & Rhoads, from September 1987 - December 1993; Trustee of The Arbor Fund, The Expedition Funds, Oak Associates Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.


GEORGE J. SULLIVAN, JR. (DOB 11/13/42) -- Trustee** -- Chief Executive Officer, Newfound Consultants Inc. since April 1997. General Partner, Teton Partners, L.P., June 1991- December 1996; Chief Financial Officer, Noble Partners, L.P., March 1991-December 1996; Treasurer and Clerk, Peak Asset Management, Inc., since 1991; Trustee, Navigator Securities Lending Trust, since 1995. Trustee of The Arbor Fund, The Expedition Funds, Oak Associates Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Liquid Asset Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, and SEI Tax Exempt Trust.


MARK E. NAGLE (DOB 10/20/59) -- Controller and Chief Financial Officer -- President of the Administrator and Senior Vice President of SEI Investments Mutual Funds Services Operations Group since 1998. Vice President of the Administrator and Vice President of Fund Accounting and Administration of SEI Investments Mutual Fund Services, 1996- 1998. Vice President of the Distributor since December 1997. Senior Vice President, Fund Administration, BISYS Fund Services, September 1995 - November 1996. Senior Vice President and Site Manager, Fidelity Investments 1981 - September 1995.


TIMOTHY D. BARTO (DOB 03/28/68) -- Vice President and Assistant Secretary -- Employed by SEI Investments since October 1999. Vice President and Assistant Secretary of the Administrator and Distributor since December 1999. Associate at Dechert, Price & Rhoads LLP (1997-1999). Associate at Richter, Miller & Finn LLP (1994-1997).


TODD B. CIPPERMAN (DOB 02/14/66) -- Vice President and Assistant Secretary -- General Counsel of SEI Investments since 2000. Vice President and Assistant Secretary of SEI Investments, the Administrator and the Distributor since 1995. Associate, Dewey Ballantine (law firm), 1994-1995. Associate, Winston & Strawn (law firm) 1991-1994.


JAMES R. FOGGO (DOB 06/30/64) -- Vice President and Assistant Secretary -- Vice President and Assistant Secretary of SEI Investments since 1998. Vice President and Assistant Secretary of the Administrator and the Distributor since May 1999. Associate, Paul Weiss, Rifkind, Wharton & Garrison (law firm), 1998. Associate, Baker & McKenzie (law firm),

1995-1998. Associate, Battle Fowler L.L.P. (law firm), 1993-1995. Operations Manager, The Shareholder Services Group, Inc., 1986-1990.


LYDIA A. GAVALIS (DOB 06/05/64) -- Vice President and Assistant Secretary -- Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989-1998.


KEVIN P. ROBINS (DOB 04/15/61) -- Vice President and Assistant Secretary -- Senior Vice President and General Counsel of SEI Investments, the Administrator and the Distributor since 1994. Assistant Secretary of SEI Investments since 1992; Secretary of the Administrator since 1994. Vice President, General Counsel and Assistant Secretary of the Administrator and the Distributor, 1992-1994. Associate, Morgan, Lewis & Bockius LLP (law firm), 1988-1992.


LYNDA J. STRIEGEL (DOB 10/30/48) -- Vice President and Assistant Secretary -- Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Senior Asset Management Counsel, Barnett Banks, Inc., 1997-1998. Partner, Groom and Nordberg, Chartered, 1996-1997. Associate General Counsel, Riggs Bank, N.A., 1991-1995.


ROBERT J. DELLACROCE (DOB 12/17/63) -- Controller and Chief Financial Officer -- Director, Funds Administration and Accounting of the Adminsitrator since 1994. Senior Audit Manager, Arthur Andersen LLP, 1986-1994.


JOHN H. GRADY, JR. (DOB 06/01/61) -- Secretary --1701 Market Street, Philadelphia, PA 19103-2921, Partner since 1995, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, SEI Investments, the Administrator and the Distributor.


RICHARD W. GRANT (DOB 10/25/45) -- Assistant Secretary -- 1701 Market Street, Philadelphia, PA 19103. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, the Administrator and the Distributor.


*Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Portfolio as that term is defined in the 1940 Act.


**Messrs. Cooney, Patterson, Peters, Storey and Sullivan serve as members of the Audit Committee of the Portfolio.


------------------------------------------------------------------------------------------------------------------------------------
                                                                                             TOTAL COMPENSATION FROM
                                  AGGREGATE                                                    REGISTRANT AND FUND
                              COMPENSATION FROM       PENSION OR                            COMPLEX* PAID TO TRUSTEES
                              REGISTRANT FOR THE      RETIREMENT         ESTIMATED ANNUAL   FOR THE FISCAL YEAR ENDING
NAME OF PERSON,               FISCAL YEAR ENDING   BENEFITS ACCRUED AS    BENEFITS UPON          OCTOBER 31, 1999
POSITION                       OCTOBER 31, 1999      PART OF FUND           RETIREMENT
                                                       EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
   John T. Cooney                  $4,255                 N/A                  N/A         $4,255 for services on 1 board
------------------------------------------------------------------------------------------------------------------------------------
  Frank E. Morris **                  $ 0                 N/A                  N/A         $    0 for services on 1 board
------------------------------------------------------------------------------------------------------------------------------------
   Robert Patterson                $2,989                 N/A                  N/A         $2,989 for services on 1 board
------------------------------------------------------------------------------------------------------------------------------------
   Eugene B. Peters                $3,643                 N/A                  N/A         $3,643 for services on 1 board
------------------------------------------------------------------------------------------------------------------------------------
 James M. Storey, Esq.             $3,506                 N/A                  N/A         $3,506 for services on 1 board
------------------------------------------------------------------------------------------------------------------------------------
George J. Sullivan, Jr.            $2,615                 N/A                  N/A         $2,615 for services on 1 board
------------------------------------------------------------------------------------------------------------------------------------
William M. Doran, Esq.              N/A                   N/A                  N/A                       N/A
------------------------------------------------------------------------------------------------------------------------------------
  Robert A. Nesher                  N/A                   N/A                  N/A                       N/A
------------------------------------------------------------------------------------------------------------------------------------

*The Trust is the only investment company in the "Fund Complex."
** Mr. Morris retired as of December 30, 1998.

Officers and Trustees own less than 1% of the Trust's outstanding shares.

TRUSTEE LIABILITY

The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

                             PERFORMANCE INFORMATION

From time to time a Fund may advertise its performance. Performance figures are based on historical earnings and are not intended to indicate future performance.

CLASSES OF SHARES AND PERFORMANCE

A Fund's performance fluctuates on a daily basis largely because net earnings and, with respect to the Equity and Bond Funds, because their offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return.

PERFORMANCE COMPARISONS

Each Fund may periodically compare its performance to other mutual funds tracked by mutual fund rating services, to broad groups of comparable mutual funds, or to unmanaged indices. These comparisons may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

ECONOMIC AND MARKET INFORMATION

Advertising and sales literature for a Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Fund. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute ("ICI").

                              COMPUTATION OF YIELD

Yields are one basis upon which investors may compare the Funds with other money market funds; however, yields of other money market funds and other investment vehicles may not be comparable because of the factors set forth above and differences in the methods used in valuing portfolio instruments.

SEVEN-DAY YIELD

The current yield of the Money Market Funds will be calculated daily based upon the seven days ending on the date of calculation (the "base period"). The yield is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing shareholder account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing such net change by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7). Realized and unrealized gains and losses are not included in the calculation of the yield. The effective compound yield of the Money Market Funds is determined by computing the net change (exclusive of capital changes) in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield =
[(Base Period Return + 1) TO THE POWER OF 365/7] - 1. The current and the effective yields reflect the reinvestment of net income earned daily on portfolio assets.


The Tax-Free Money Market Fund's "tax equivalent yield" and "tax equivalent effective yield" are calculated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of the Fund's yield, assuming certain tax brackets for a Shareholder. Tax-exempt yield is calculated according to the same formula except that E equals the interest exempt from federal income tax earned during the period. This tax-exempt yield is then translated into tax-equivalent yield according to the following formula:


      TAX EQUIVALENT YIELD =   E   +T
                             ----
                            0/00  1-P
      E = the portion of the yield which is tax-exempt
      P = stated income tax rate
      T = the portion of the yield which is taxable


The yield for the Institutional Shares of the Money Market Fund for the seven-day period ended October 31, 1999 was 5.15% and the effective yield for the same seven-day period was 5.28%. The yield for the Investment Services Shares of the Money Market Fund for the same period was 4.90% and the effective yield for the same seven-day period was 5.01%. The yield for the Institutional Shares of the Tax-Free Money Market Fund for the seven-day period ended October 31, 1999 was 3.21% and the effective yield for the same seven-day period was 3.27%. The Investment Service Shares of the Tax-Free Money Market Fund for the same period was 2.96% and the effective yield for the same seven-day period was 3.01%.


The tax-equivalent yield of the Tax Free Money Market Fund Institutional Shares for the seven-day period ended October 31, 1999 was 5.26% and the tax-equivalent effective yield for the same period was 5.36%. The tax-equivalent yield of the Tax Free Money Market Fund Investment Shares for the seven-day period ended October 31, 1999 was 9.85% and the tax-equivalent effective yield for the same period was 4.93%.


The yields of these Funds fluctuate, and the annualization of a week's dividend is not a representation by the Trust as to what an investment in the Fund will actually yield in the future. Actual yields will depend on such variables as asset quality, average asset maturity, the type of instruments a Fund invests in, changes in interest rates on money market instruments, changes in the expenses of the Fund and other factors.

THIRTY-DAY YIELD

The Equity and Bond Funds may advertise a thirty-day yield. In particular, yield will be calculated according to the following formula:


Yield = (2 (a-b/cd + 1) TO THE POWER OF 6 - 1) where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.




The Investment Grade Bond Fund yield for the thirty-day period ended October 31, 1999 was as follows: Class A Shares 4.94%, Class B Shares 4.40% and Institutional Shares 5.40%. As of October 31, 1999, the Tax-Free Investment Grade Bond Fund had not commenced operations.

                           CALCULATION OF TOTAL RETURN

The Funds may advertise total return. In particular, total return will be calculated according to the following formula: P (1 + T) TO THE POWER OF n = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period as of the end of such period.

     The average total returns for the Funds from inception through October 31, 1999 were as follows:

------------------------------------------------------------------------------------------------------------------------------------
     Fund                               Class                                      Average Annual Total Return
                                                                --------------------------------------------------------------------
                                                                  One Year    Five Years    Ten Years       Since Inception*
------------------------------------------------------------------------------------------------------------------------------------
Money Market Fund                Institutional Shares              4.83%         5.14%         N/A               4.95%
                            --------------------------------------------------------------------------------------------------------
                              Investment Service Shares            4.56%         5.01%         N/A               4.88%
------------------------------------------------------------------------------------------------------------------------------------
Tax-Free Money Market            Institutional Shares              2.91%          N/A          N/A               2.93%
Fund                        --------------------------------------------------------------------------------------------------------
                              Investment Service Shares            2.77%          N/A          N/A               2.83%
------------------------------------------------------------------------------------------------------------------------------------
Equity Fund                      Institutional Shares             30.87%        23.14%         N/A              18.84%
                            --------------------------------------------------------------------------------------------------------
                              Class A Shares (without load)       30.16%        23.04%         N/A              18.77%
                            --------------------------------------------------------------------------------------------------------
                                 Class A Shares (load)            24.96%        22.06%         N/A              17.97%
                            --------------------------------------------------------------------------------------------------------
                              Class B Shares (without load)       29.54%        22.88%         N/A              18.64%
                            --------------------------------------------------------------------------------------------------------
                                 Class B Shares (load)            24.54%        22.80%         N/A              18.64%
------------------------------------------------------------------------------------------------------------------------------------
Investment Grade Bond            Institutional Shares             -0.06%         5.97%         N/A               5.45%
Fund #                      --------------------------------------------------------------------------------------------------------
                              Class A Shares (without load)       -0.41%         5.86%         N/A               5.37%
                            --------------------------------------------------------------------------------------------------------
                                 Class A Shares (load)            -4.37%         4.99%         N/A               4.80%
                            --------------------------------------------------------------------------------------------------------
                              Class B Shares (without load)        1.30%         6.22%         N/A               5.61%
                            --------------------------------------------------------------------------------------------------------
                                 Class B Shares (load)            -3.44%         6.06%         N/A               5.61%
------------------------------------------------------------------------------------------------------------------------------------


* Institutional Shares of the Money Market Fund were initially offered to the public on June 9, 1997. Investment Service Shares of the Money Market Fund were initially offered to the public on February 5, 1990. Prior to June 9, 1997, Investment Service Shares of the Money Market Fund were not subject to Rule 12b-1 or shareholder servicing fees. Class A Shares of the Investment Grade Bond Fund were initially offered to the public on April 20, 1992. Institutional Shares of the Tax-Free Money Market Fund were not offered as of October 31, 1998. Investment Services Shares of the Tax-Free Money Market Fund were initially offered to the public on May 20, 1998. Institutional Shares of the Investment Grade Bond Fund (formerly, Expedition Bond Fund) were initially offered to the public on June 16, 1997. Class B Shares of the Investment Grade Bond Fund and Class B Shares of the Equity Fund were not offered to the public during the fiscal year ended October 31, 1998. Institutional Shares of the Equity Fund were initially offered to the public on June 13, 1997. Class A Shares of the Equity Fund were initially offered to the public on November 24, 1997.

** The performance for the period from October 13, 1993 to June 13, 1997 represents the performance on a common trust fund managed by the Adviser.

*** The performance for the period from April 20, 1992 to June 13, 1997 represents the performance of Class A Shares of the Bond Fund.

# Formerly Expedition Bond Fund.


The average annual total return for a Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the offering price per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions. Total return may also be shown without giving effect to any sales charge.

                                PURCHASING SHARES

Shares are sold at their net asset value with any applicable sales charge on days when the New York Stock Exchange (the "NYSE") is open for business and, with respect to the Money Market Fund, days when both the NYSE and the Federal Reserve are open for business, except for federal or state holidays restricting wire transfers. The procedures for purchasing shares of the Funds is explained in the prospectuses.

The Adviser, Compass Brokerage, Inc. and the other affiliates of Bancshares which provide shareholder and administrative services to the Fund sometimes are referred herein as "Compass."

DISTRIBUTION AND SHAREHOLDER SERVICES PLANS

The Trust has adopted separate Plans for the Class A Shares and Class B Shares of the Equity and Bond Funds pursuant to Rule 12b-1 (the "12b-1 Plans") which was promulgated by the SEC under the Investment Company Act of 1940. The 12b-1 Plans provide for payment of fees to finance any activity which is principally intended to result in the sale of a Fund's shares subject to the 12b-1 Plans. Such activities may include the advertising and marketing of shares; preparing, printing and distributing prospectuses and sales literature to prospective shareholders, brokers or administrators; and implementing and operating the 12b-1 Plans. Pursuant to the 12b-1 Plans, the Distributor may pay fees to brokers for distribution and administrative services and to administrators for administrative services as to shares.

With respect to the Investment Service Shares of the Money Market Funds, the Trust has adopted a Shareholder Service Plan (the "Service Plan"). Pursuant to the Service Plan, the Distributor may pay fees to administrators for administrative services as to Shares.

The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to: communicating account openings; communicating account closings; entering purchase transactions; entering redemption transactions; providing or arranging to provide accounting support for all transactions; wiring funds and receiving funds for Share purchases and redemptions; confirming and reconciling all transactions; reviewing the activity in Fund accounts; and providing training and supervision of broker personnel; posting and reinvesting dividends to Fund accounts or arranging for this service to be performed by the Trust's transfer agent; and maintaining and distributing current copies of prospectuses and shareholder reports to the beneficial owners of Shares and prospective shareholders.

The Trustees expect that the adoption of the 12b-1 Plans will result in the sale of a sufficient number of shares so as to allow the Equity and Bond Funds to achieve economic viability. It is also anticipated that an increase in the size of a Fund will facilitate more efficient portfolio management and assist the Fund in seeking to achieve its investment objective.

PAYMENTS UNDER THE CLASS A PLAN

For the fiscal year ended October 31, 1999, the Class A Shares of the Equity and Bond Funds incurred the following distribution expenses, pursuant to the Class A
Plan:

------------------------------------------------------------------------------------------------------------------------------------
Fund                    Total Distribution     Total Distribution Expenses   Sales Expenses    Printing Costs   Other Costs
                        Expenses               (as a  % of net assets)
------------------------------------------------------------------------------------------------------------------------------------
Equity Fund                  $8,803                        2.49%                   N/A               N/A             N/A
------------------------------------------------------------------------------------------------------------------------------------
Equity Income Fund              *                         *                        *                 *               *
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
     Investment Grade Bond          $21,961                       2.50%                    N/A               N/A             N/A
     Fund  ***
------------------------------------------------------------------------------------------------------------------------------------
     Tax-Free Investment               *                          *                        *                 *               *
     Grade Bond Fund
------------------------------------------------------------------------------------------------------------------------------------

* An asterisk indicates that the Fund had not commenced operations as of the period indicated.
**Reflects voluntary fee waiver in effect for the period indicated.
*** Formerly the Expedition Bond Fund

PAYMENTS UNDER THE CLASS B PLAN

For the fiscal year ended October 31, 1999, the Class B Shares of the Equity and Bond Funds incurred the following distribution expenses, pursuant to the Class B
Plan:

------------------------------------------------------------------------------------------------------------------------------------
Fund                    Total Distribution     Total Distribution Expenses     Sales Expenses    Printing Costs   Other Costs
                        Expenses               (as a % of net assets)
------------------------------------------------------------------------------------------------------------------------------------
Equity Fund
                             $25,467                     9.51%                       N/A               N/A             N/A
------------------------------------------------------------------------------------------------------------------------------------
Equity Income Fund              *                        *                           *                 *               *
------------------------------------------------------------------------------------------------------------------------------------
Investment Grade Bond         $926                       9.52%**                     N/A               N/A             N/A
Fund ***
------------------------------------------------------------------------------------------------------------------------------------
Tax-Free Investment             *                        *                           *                 *               *
Grade Bond Fund
------------------------------------------------------------------------------------------------------------------------------------

*An asterisk that the Fund had not commenced operations as of the period indicated.
**Reflects voluntary fee waiver in effect for the period indicated.
*** Formerly the Expedition Bond Fund

PAYMENTS UNDER THE SERVICE PLAN

For the fiscal year ended October 31, 1999, the Investment Service Shares of the Money Market Funds were subject to shareholder servicing fees under its Service Plan for which the Money Market Fund paid $449,956, and the Tax-Free Money Market Fund paid $146,238, none of which was waived.

CONVERSION TO FEDERAL FUNDS

It is each Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds.

                                REDEEMING SHARES

Each Fund redeems shares at the next computed net asset value after the Transfer Agent receives the redemption request. Redemption procedures are explained in the Fund's prospectuses. Although the Transfer Agent does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000.

REDEMPTION IN KIND

Although the Trust intends to redeem shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from each respective Fund's portfolio.

Redemption in kind will be made in conformity with applicable SEC rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Trustees determine to be fair and equitable.

The Trust has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's net asset value during any 90-day period.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.

                        DETERMINATION OF NET ASSET VALUE

THE MONEY MARKET FUNDS

The Money Market Funds attempt to stabilize the value of a share at $1.00. Net asset value is calculated on days on which both the NYSE and the Federal Reserve wire system are open for business. Currently, the Fund is closed for business when the following holidays are observed: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving and Christmas.

USE OF THE AMORTIZED COST METHOD

The Trustees have decided that the best method for determining the value of portfolio instruments for the Money Market Funds are amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.

The Money Market Funds' use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the SEC under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per Share, as computed for purposes of distribution and redemption, at $1.00 per Share, taking into account current market conditions and the Funds' investment objective.

Under the Rule, the Money Market Funds are permitted to purchase instruments which are subject to demand features or standby commitments. As defined by the Rule, a demand feature entitles the Funds to receive the principal amount of the instrument from the issuer or a third party on (1) no more than 30 days' notice or (2) at specified intervals not exceeding one year on no more than 30 days' notice. A standby commitment entitles the Funds to achieve same day settlement and to receive an exercise price equal to the amortized cost of the underlying instrument plus accrued interest at the time of exercise.

    MONITORING PROCEDURES

     The Trustees' procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

    INVESTMENT RESTRICTIONS

     The Rule requires that the Funds limit their investments to instruments that, in the opinion of the Trustees, present minimal credit risks and have received the requisite rating from one or more NRSRO. If the instruments are not rated, the Trustees must determine that they are of comparable quality. The Rule also requires the Funds to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to the objective of maintaining a stable net asset value of $1.00 per share. Except as allowed under the Rule, no instrument with a remaining maturity of more than thirteen months can be purchased by the Funds.

     Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the Money Market Funds will invest their available cash to reduce the average maturity to 90 days or less as soon as possible.

The Money Market Funds may attempt to increase yield by trading portfolio securities to take advantage of short-term market variations. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio.

In periods of declining interest rates, the indicated daily yield on Shares of the Money Market Funds, computed by dividing the annualized daily income on the Funds' portfolio by the net asset value computed as above, may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates.

In periods of rising interest rates, the indicated daily yield on Shares of the Money Market Funds computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

EQUITY AND BOND FUNDS

Net asset value generally changes each day for the Equity and Bond Funds. Net asset value is calculated on days on which the New York Stock Exchange is open for business. Currently the Funds are closed when the following holidays are observed: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

DETERMINING MARKET VALUE OF SECURITIES

Market values of the Equity and Bond Funds' portfolio securities are determined as follows: as provided by an independent pricing service; for short-term obligations, according to the mean between bid and asked prices, as furnished by an independent pricing service, or for short-term obligations with remaining maturities of less than 60 days at the time of purchase, at amortized cost unless the Trustees determine this is not fair value; or at fair value as determined in good faith by the Trustees.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices. Pricing services may consider: yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

Over-the-counter put options will be valued at the mean between the bid and the asked prices. Covered call options will be valued at the last sale price on the national exchange on which such option is traded. Unlisted call options will be valued at the latest bid price as provided by brokers.

                                     TAXES

The following is only a summary of certain additional federal income tax considerations generally affecting the Funds and its shareholders that are not described in the Funds' prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or its shareholders, and the discussion here and in the Funds' prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local tax liabilities.

FEDERAL INCOME TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS

The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code") and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

QUALIFICATION AS REGULATED INVESTMENT COMPANY

Each Fund intends to qualify and elect to be treated as a "regulated investment company" ("RIC") as defined under Subchapter M of the Code. By following such a policy, each Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject.


Each Fund intends to qualify under Subchapter M of the Code for tax treatment as a RIC. In order to qualify as a RIC, a Fund must satisfy certain requirements. First, a Fund must derive at least 90% of its annual gross income (including tax-exempt interest) from dividends, interest, payments with respect to securities loans, gains from the sale of or other disposition of stock or securities, foreign currencies or other income (including but not limited to gains from options and futures) derived with respect to its business of investing in such stock or securities (the "90% gross income test"). Second, a Fund must diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets is comprised of cash, cash items, United States Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater in value than 5% of the value of a Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the total assets is invested in the securities of any one issuer (other than United States Government securities and securities of other regulated investment companies) or two or more issuers controlled by a Fund and engaged in the same, similar or related trades or businesses.


A Fund will not be taxable as a RIC for a taxable year unless it distributes at least 90% of the sum of (I) its "investment company taxable income" (which includes dividends, taxable interest, taxable original issue discount and market discount income, income from securities lending, net short-term capital gain in excess of long-term capital loss, and any other taxable income other than "net capital gain" (as defined below) and is reduced by deductible expenses) and (ii) its net tax-exempt interest (the excess of its gross tax-exempt interest income over certain disallowed deductions). A Fund may retain for investment its net capital gain (which consists of the excess of its net long-term capital gain over its net short-term capital loss). However, if a Fund retains any net capital gain or any investment company taxable income, it will be subject to tax at regular corporate rates on the amount retained. Each fund intends to distribute at least annually to its shareholders all or substantially all of its net tax-exempt interest and any investment company taxable income and net capital gain.

If a Fund fails to qualify for any taxable year as a RIC, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of a Fund's current and accumulated earnings and profits. In this event, distributions generally will be eligible for the dividends-received deduction for corporate shareholders.

FUND DISTRIBUTIONS

Distributions of investment company taxable income will be taxable to shareholders as ordinary income, regardless of whether such distributions are paid in cash or are reinvested in additional shares, to the extent of the Fund's earnings and profits. The Funds anticipate that it will distribute substantially all of its investment company taxable income for each taxable year.

A Fund may either retain or distribute to shareholders its excess of net long-term capital gains over net short-term capital losses ("net capital gains"). If such gains are distributed as a capital gains distribution, they are taxable to shareholders who are individuals at a maximum rate of 20%, regardless of the length of time the shareholder has held shares. If any such gains are retained, a Fund will pay federal income tax thereon.

In the case of corporate shareholders, distributions (other than capital gains distributions) from a RIC generally qualify for the dividends-received deduction only to the extent of the gross amount of qualifying dividends received by the Fund for the year. Generally, and subject to certain limitations, a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. Accordingly, it is not expected that any distribution from the Money Market Funds or Bond Funds will qualify for the corporate dividends-received deduction. Conversely, distributions from the Equity Funds may qualify for the corporate dividends-received deduction.

Ordinarily, investors should include all dividends as income in the year of payment. However, dividends declared payable to shareholders of record in October, November or December of one year, but paid in January of the following year, will be deemed for tax purposes to have been received by the shareholder and paid by a Fund in the year in which the dividends were declared.

The Funds will provide a statement annually to shareholders as to the federal tax status of distributions paid (or deemed to be paid) by a Fund during the year, including the amount of dividends eligible for the corporate dividends-received deduction.

SALE OR EXCHANGE OF FUND SHARES

Generally, gain or loss on the sale or exchange of a share will be capital gain or loss that will be long-term if the share has been held for more than twelve months and otherwise will be short-term. For individuals, long-term capital gains are currently taxed at a maximum rate of 20% and short-term capital gains are currently taxed at ordinary income tax rates. However, if a shareholder realizes a loss on the sale, exchange or redemption of a share held for six months or less and has previously received a capital gains distribution with respect to the share (or any undistributed net capital gains of a Fund with respect to such share that have been included in determining the shareholder's long-term capital gains), the shareholder must treat the loss as a long-term capital loss to the extent of the amount of the prior capital gains distribution (or any undistributed net capital gains of a Fund that have been included in determining such shareholder's long-term capital gains). In addition, any loss realized on a sale or other disposition of shares will be disallowed to the extent an investor repurchases (or enters into a contract or option to repurchase) shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the shares). This loss disallowance rule will apply to shares received through the reinvestment of dividends during the 61-day period.

In certain cases, a Fund will be required to withhold, and remit to the United States Treasury, 31% of any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, or (3) has failed to certify to that Fund that such shareholder is not subject to backup withholding.

FEDERAL EXCISE TAX

If a Fund fails to distribute in a calendar year at least 98% of its ordinary income for the year and 98% of its capital gain net income (the excess of short and long term capital gains over short and long term capital losses) for the one-year period ending October 31 of that year (and any retained amount from the prior calendar year), a Fund will be subject to a nondeductible 4% Federal excise tax on the undistributed amounts. The Funds intend to make sufficient distributions to avoid imposition of this tax, or to retain, at most its net capital gains and pay tax thereon.

TAX-FREE MONEY MARKET FUND AND TAX-FREE INVESTMENT GRADE BOND

The Tax-Free Money Market Fund and the Tax-Free Investment Grade Bond Fund intends to qualify to pay "exempt interest dividends" to the shareholders by satisfying the Code's requirement that at the close of each quarter of its taxable year at least 50% of the value of its total assets consist of obligations, the interest on which is exempt from federal income tax. As long as this and certain other requirements are met, dividends derived from the Fund's net tax-exempt interest income will be "exempt interest dividends" that are excluded from your gross income for federal income tax purposes. Exempt interest dividends may, however, have collateral federal income tax consequences, as discussed below. The Tax-Free Money Market Fund and the Tax-Free Investment Grade Bond Fund may make investments in securities (such as STRIPS) that bear "original issue discount" or "acquisition discount" (collectively, "OID Securities"). The holder of such securities is deemed to have received interest income even though no cash payments have been received. Accordingly, OID Securities may not produce sufficient current cash receipts to match the amount of distributable net investment income the Fund must distribute to satisfy the Distribution Requirement. In some cases, the Fund may have to borrow money or dispose of other investments in order to make sufficient cash distributions to satisfy the Distribution Requirement.


Any loss recognized by a shareholder upon the sale or redemption of shares of the Fund held for six months or less will be disallowed to the extent of any exempt-interest dividends the shareholder has received with respect to such shares. Interest on indebtedness incurred by shareholders to purchase or carry shares of the Fund will not be deductible for federal income tax purposes. The deduction otherwise allowable to property and casualty insurance companies for "losses incurred" will be reduced by an amount equal to a portion of exempt-interest dividends received or accrued during any taxable year. Foreign corporations engaged in a trade or business in the United States will be subject to a "branch profits tax" on their "dividend equivalent amount" for the taxable year, which will include exempt-interest dividends. Certain Subchapter S corporations may also be subject to taxes on their "passive investment income," which could include exempt-interest dividends. Up to 85% of the Social Security benefits or railroad retirement benefits received by an individual during any taxable year will be included in the gross income of such individual if the individual's "modified adjusted gross income" (which includes exempt-interest dividends) plus one-half of the Social Security benefits or railroad retirement benefits received by such individual during that taxable year exceeds the base amount described in Section 86 of the Code.


The Tax-Free Money Market Fund and the Tax-Free Investment Grade Bond Fund may not be an appropriate investment for persons (including corporations and other business entities) who are "substantial users" (or persons related to such users) of facilities financed by private activity bonds. A "substantial user" is defined generally to include certain persons who regularly use a facility in their trade or business. Such entities or persons should consult their tax advisers before purchasing shares of the Tax-Free Money Market Fund.

Issuers of bonds purchased by the Tax-Free Money Market Fund and the Tax-Free Investment Grade Bond Fund (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Investors should be aware that exempt-interest dividends derived from such bonds may become subject to federal income taxation retroactively to the date thereof if such representations are determined to have been inaccurate or if the issuer of such bonds (or the beneficiary of such bonds) fails to comply with such covenants.

Capital gains experienced by the Tax-Free Money Market Fund and the Tax-Free Investment Grade Bond Fund could result in an increase in dividends. Capital losses could result in a decrease in dividends. If, for some extraordinary reason, the Fund realizes net long-term capital gains, it will distribute them at least once every 12 months.

STATE AND LOCAL TAXES

Rules of state and local taxation of dividend and capital gains distributions from regulated investment companies often differ from the rules for federal income taxation described above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in the Funds.

                               FUND TRANSACTIONS

The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the Adviser or Sub-Adviser is responsible for placing the orders to execute transactions for a Fund. In placing orders, it is the policy of the Trust to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Adviser or Sub-Adviser generally seeks reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available.

The money market securities in which the Funds invest are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, the Adviser or Sub-Adviser will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Trust will primarily consist of dealer spreads and underwriting commissions.

Although investment decisions for the Funds are made independently from those of the other accounts managed by the Adviser or Sub-Adviser, investments of the type the Funds may make may also be made by those other accounts. When a Fund and one or more other accounts managed by the Adviser or Sub-Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser or Sub-Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.

                         TRADING PRACTICES AND BROKERAGE

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser or Sub-Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser or Sub-Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser or Sub-Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The Adviser and Sub-Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Funds or to the Adviser or Sub-Adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the Adviser, Sub-Adviser or its affiliates in advising the Funds and other accounts. To the extent that receipt of these services may supplant services for which the Adviser, Sub-Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser, Sub-Adviser and their affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. Although investment decisions for the Funds are made independently from those of the other accounts managed by the Adviser or Sub-Adviser, investments of the type the Funds may make may also be made by those other accounts. When a Fund and one or more other accounts managed by the Adviser or Sub-Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser or Sub-Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund. Additionally, the Adviser (or Sub-Adviser) may use the Distributor as a broker-dealer. The Distributor is not an affiliate of the Fund, but falls under the definition of "affiliated broker" of the Fund for purposes of Item 16 of Form N-1A under the 1933 Act. Such commissions and other remuneration to the Distributor will be fair and reasonable in comparison to other broker-dealers for comparable transactions involving similar securities purchased and sold during a comparable time period.

For the fiscal year ended October 31, 1999, the following commissions were paid on brokerage transactions, pursuant to an agreement or understanding, to brokers because of research services provided by the brokers:

-----------------------------------------------------------------------------------------------------------------------------
           Fund                            Total Dollar Amount of Brokerage       Total Dollar Amount of Transactions
                                          Commissions for Research Services           Involving Directed Brokerage
                                                                                   Commissions for Research Services
-----------------------------------------------------------------------------------------------------------------------------
Money Market Fund                                      $0                                          $0
-----------------------------------------------------------------------------------------------------------------------------
Tax-Free Money Market Fund                             $0                                          $0
-----------------------------------------------------------------------------------------------------------------------------
Equity Fund                                            $0                                          $0
-----------------------------------------------------------------------------------------------------------------------------
Equity Income Fund                                      *                                           *
-----------------------------------------------------------------------------------------------------------------------------
Investment Grade Bond Fund                             $0                                          $0
-----------------------------------------------------------------------------------------------------------------------------
Tax-Free Investment Grade Bond Fund                     *                                           *
-----------------------------------------------------------------------------------------------------------------------------

* An asterisk that the Fund had not commenced operations as of the period indicated.
** Formerly the Expedition Bond Fund.

For the fiscal years indicated, the Funds paid the following brokerage commissions:

------------------------------------------------------------------------------------------------------------------------------------
Fund                      Total $ Amount of Brokerage        Total $ Amount of Brokerage       % of Total       % of Total
                              Commissions Paid              Commissions Paid to Affiliate       Brokerage       Brokerage
                                                                      Brokers                  Commissions     Transactions
                                                                                                 Paid to         Effected
                                                                                                Affiliated        Through
                                                                                                  Brokers        Affiliated
                                                                                                                  Brokers
                      --------------------------------------------------------------------------------------------------------------
                          1997        1998        1999        1997       1998       1999          1999             1999
------------------------------------------------------------------------------------------------------------------------------------
Money Market Fund          *         $6,468     $13,536        *        $6,468     $13,536        100%               0%
------------------------------------------------------------------------------------------------------------------------------------
Tax-Free   Money
Market Fund
------------------------------------------------------------------------------------------------------------------------------------
Equity Fund             $332,823    $323,867    $646,853      $0        $1,058     $2,228         .003%            .001%
------------------------------------------------------------------------------------------------------------------------------------
Equity Income Fund         *           *           *           *           *          *             *                *
------------------------------------------------------------------------------------------------------------------------------------
Investment Grade Bond      *        $877.67       $909         *         $878       $909          100%              0%
Fund **
------------------------------------------------------------------------------------------------------------------------------------
Tax-Free   Investment      *           *           *           *           *          *             *                *
Grade Bond Fund
------------------------------------------------------------------------------------------------------------------------------------

*An asterisk indicates that the Fund had not commenced operations as of the period indicated.
** Formerly the Expedition Bond Fund.

"Regular brokers or dealers" of the Trust are the ten brokers or dealers that, during the most recent fiscal year, (i) received the greatest dollar amounts of brokerage commissions from the Trust's portfolio transactions, (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust, or (iii) sold the largest dollar amounts of the Trust's shares. On October 31, 1999, the following Funds held securities of the Trust's "regular brokers or dealers" as follows: the Investment Grade Bond Fund held repurchase agreements valued at $4,654,000.00 at the fiscal year end with J.P. Morgan and held asset backed securities valued at $953,750.00 at the fiscal year end issued by Morgan Stanley Dean Witter and held corporate bonds valued at $985,000.00 at the fiscal year end issued by Lehman Brothers Holdings Inc.; the Equity Fund held repurchase agreements valued at $10,201,000.00 at the fiscal year end with J.P. Morgan and held common stock valued at $10,470,000.00 at the fiscal year end issued by J.P. Morgan and the Money Market Fund held repurchase agreements valued at $11,157,000.00 at the fiscal year end with J.P. Morgan and held discounted notes valued at $9,857,778.89 at the fiscal year end issued by Morgan Stanley Dean Witter and held discounted notes valued at $13,766.228.06 at the fiscal year end issued by Goldman Sachs and held notes valued at $8,519,219.78 at the fiscal year end issued by Merrill Lynch.

                              DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of shares and classes of shares of the Funds each of which represents an equal proportionate interest in that Fund with each other share. Shares are entitled upon liquidation to a PRO RATA share in the net assets of the Funds. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or classes of series. All consideration received by the Trust for shares of any additional series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

                              SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the Shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of Shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any Shareholder held personally liable for the obligations of the Trust.

                        LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

                             5% AND 25% SHAREHOLDERS

                                                                    % OF FUND HELD
EXPEDITION MONEY MARKET FUND
INVESTMENT SHARES

Compass Bank                                                              58.06
Attn Trust Oper 3rd Level S
P.O. Box 10566
Birmingham, AL 35296-0001

Compass Bank Treasury Management                                          26.86
Attn Steven Cornelison
P.O. Box 10566
Birmingham, AL 35296-0001

EXPEDITION MONEY MARKET FUND
INSTITUTIONAL SHARES

Compass Bank                                                              69.40
Attn Trust Oper 3rd Level S
P.O. Box 10566
Birmingham, AL 35296-0001

Compass Bank Treasury Management                                          25.97
P.O. Box 10566
Birmingham, AL 35296-0001

EXPEDITION TAX-FREE MONEY MARKET FUND
INSTITUTIONAL SHARES
Compass Bank                                                             100.00
Attn Trust Oper 3rd Level S
P.O. Box 10566
Birmingham, AL 35296-0001

EXPEDITION TAX-FREE MONEY MARKET FUND
INVESTMENT SHARES

Compass Bank                                                              91.01
Attn Trust Oper 3rd Level S
P.O. Box 10566
Birmingham, AL 35296-0001

Compass Bank Treasury Management                                           7.77
Harry Brock Banking Center
Attn Steven Cornelison
701 32nd Street S
Birmingham, AL 35233-3515

EXPEDITION EQUITY FUND - INVESTMENT SHARES

Donaldson Lufkin Jenrette                                                  6.14
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303-2052

EXPEDITION EQUITY FUND -  INSTITUTIONAL SHARES

Compass Bank                                                              49.93
Attn Trust Oper 3rd Level S
P.O. Box 10566
Birmingham, AL 35296-0001 (Account 1)

Compass Bank                                                              39.94
Attn Trust Oper 3rd Level S
P.O. Box 10566
Birmingham, AL 35296-0001 (Account 2)

Compass Bank Trustee for                                                   6.32
Compass Bancshares Inc. 401K Plan
c/o/ Benefit Services Corporation
1375 Peachtree Street NE Suite 300
Atlanta, GA 30309-3112

EXPEDITION INVESTMENT GRADE BOND FUND
CLASS B SHARES

Donaldson Lufkin Jenrette                                                 21.46
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303-2052

Donaldson Lufkin Jenrette                                                 21.30
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303-2052

Donaldson Lufkin Jenrette                                                 13.22
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303-2052

Wendy M. Zivin                                                            12.68
3941 Legacy Dr. #204-303
Plano, TX 75023-8320

Donaldson Lufkin Jenrette                                                  6.29
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303-2052

EXPEDITION INVESTMENT GRADE BOND FUND
INSTITUTIONAL SHARES

Compass Bank                                                              63.60
Attn Trust Oper 3rd Level S
P.O. Box 10566
Birmingham, AL 35296-0001

Compass Bank                                                              34.30
Attn Trust Oper 3rd Level S
P.O. Box 10566
Birmingham, AL 35296-0001


                                     EXPERTS

The financial statements as of October 31, 1999 have been audited by Deloitte & Touche LLP, Independent Auditors, as indicated in their report dated October 31, 1999 with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said report.

                              FINANCIAL STATEMENTS

The financial statements, with respect to the Money Market Fund, Tax-Free Money Market Fund, Equity Fund, and Investment Grade Bond Fund, for the fiscal year ended October 31, 1999, including notes thereto and the report of Deloitte & Touche LLP thereon, are herein incorporated by reference. A copy of the Expedition Funds 1999 Annual Report to Shareholders, with respect to the Money Market Fund, Tax-Free Money Market Fund, Equity Fund, and Investment Grade Bond Fund, must accompany the delivery of this Statement of Additional Information.

APPENDIX

The following descriptions are summaries of published ratings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

Commercial paper rated A by Standard & Poor's Corporation ("S&P") is regarded by S&P as having the greatest capacity for timely payment. Issues rated A are further refined by use of the numbers 1, 1+, and 2 to indicate the relative degree of safety. Issues rated A-1+ are those with an "overwhelming degree" of credit protection. Those rated A-1, the highest rating category, reflect a "very strong" degree of safety regarding timely payment. Those rated A-2, the second highest rating category, reflect a satisfactory degree of safety regarding timely payment but not as high as A-1.

Commercial paper issues rated Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's") are judged by Moody's to be of "superior" quality and "strong" quality respectively on the basis of relative repayment capacity.

F-1+ (Exceptionally Strong) is the highest commercial paper rating Fitch IBCA assigns; paper rated F-1+ is regarded as having the strongest degree of assurance for timely payment. Paper rated F-1 (Very Strong) reflects an assurance of timely payment only slightly less in degree than paper rated F-1+. The rating F-2 (Good) reflects a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues rated F-1+ or F-1.

The designation A1, the highest rating by Fitch IBCA, indicates that the obligation is supported by a strong capacity for timely repayment. Those obligations rated A1+ are supported by the highest capacity for timely repayment. Obligations rated A2, the second highest rating, are supported by a satisfactory capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

The rating Duff-1 is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by good fundamental protection factors. Risk factors are minor. Duff has incorporated gradations of 1+ and 1-to assist investors in recognizing quality differences within this highest tier. Paper rated Duff-1+ has the highest certainty of timely payment, with outstanding short-term liquidity and safety just below risk-free U.S. Treasury short-term obligations. Paper rated Duff-1- has high certainty of timely payment with strong liquidity factors which are supported by good fundamental protection factors. Risk factors are very small. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets (although ongoing funding may enlarge total financing requirements) and sound liquidity factors and company fundamentals. Risk factors are small.

DESCRIPTION OF BOND RATINGS

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA by S&P also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and differs from AAA issues only in small degree. Debt rated A by S&P has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Bonds rated BBB by S&P are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Bonds rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged". Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

Bonds rated A by Moody's possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Debt rated Baa by Moody's is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Fitch IBCA uses plus and minus signs with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category. Bonds rated AAA by Fitch are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA by Fitch ICBA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+. Bonds rated A by Fitch ICBA are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. Bonds rated BBB by Fitch ICBA are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Bonds rated AAA by Duff are judged by Duff to be of the highest credit quality, with negligible risk factors being only slightly more than for risk-free U.S. Treasury debt. Bonds rated AA by Duff are judged by Duff to be of high credit quality with strong protection factors and risk that is modest but that may vary slightly from time to time because of economic conditions. Bonds rated A by Duff are judged by Duff to have average but adequate protection factors. However, risk factors are more variable and greater in periods of economic stress. Bonds rated BBB by Duff are judged by Duff as having below average protection factors but still considered sufficient for prudent investment, with considerable variability in risk during economic cycles.

Obligations rated AAA by Fitch IBCA have the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly. Obligations for which there is a very low expectation of investment risk are rated AA by Fitch IBCA. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly. Obligations for which there is a low expectation on investment risk are rated A by Fitch IBCA. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk. Obligations for which there is currently a low expectation of investment risk are rated BBB by Fitch IBCA. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in higher categories.

                            PART C: OTHER INFORMATION

ITEM 23.   EXHIBITS:

(a)(1) Declaration of Trust is incorporated herein by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950) filed with the Securities and Exchange Commission ("SEC") on December 29, 1995.

(a)(2) Amendment No. 1 to Declaration of Trust was filed as Exhibit (1)(i) to Registrant's Pre-Effective Amendment No. 1 on Form N-1A (File No. 33-30950) filed with the SEC on November 16, 1989.

(a)(3) Amendment No. 2 to Declaration of Trust was filed as Exhibit (1)(ii) to Registrant's Post-Effective Amendment No. 1 on Form N-1A (File No. 33-30950) filed with the SEC on May 21, 1990.

(a)(4) Amendment Nos. 3, 4, and 5 to Declaration of Trust was filed as Exhibit (1)(iii) to Registrant's Post-Effective Amendment No. 3 on Form N-1A (File No. 33-30950) filed with the SEC on
          September 11, 1991.

(a)(5) Amendment No. 6 to Declaration of Trust was filed as Exhibit (1)(iv) to Registrant's Post-Effective Amendment No. 5 on Form N-1A (File No. 33-30950) filed with the SEC on February 14, 1992.

(a)(6) Amendment No. 7 to Declaration of Trust was filed as Exhibit (1)(v) to Registrant's Post-Effective Amendment No. 8 on Form N-1A (File No. 33-30950) filed with the SEC on September 28, 1992.

(a)(7) Amendment Nos. 8 and 9 to Declaration of Trust are incorporated herein by reference as Exhibit (1)(vi) to Registrant's Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950) filed with the SEC on December 29, 1995.

(a)(8) Amendment No. 10 to Declaration of Trust is incorporated herein by reference as Exhibit (1)(g) to Registrant's Post-Effective Amendment No. 26 on Form N-1A (File No. 33-30950) filed with the SEC on
          June 4, 1997.

(a)(9) Amendment No. 12 to Declaration of Trust is incorporated herein by reference as Exhibit (1)(h) to Registrant's Post-Effective Amendment No. 28 on Form N-1A (File No. 33-30950) filed with the SEC on January 15, 1998.

(a)(10) Amendment No. 13 to Declaration of Trust is incorporated herein by reference as Exhibit (1)(i) to Registrant's Post-Effective Amendment No. 28 on Form N-1A (File No. 33-30950) filed with the SEC on January 15, 1998.

(a)(11) Amendment No. 14 to Declaration of Trust is incorporated herein by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A (File No. 33-30950) filed with the SEC on September 16, 1998.

(a)(12) Specimen Certificate for Shares of Beneficial Interest of The Starburst Government Income Fund is incorporated herein by reference as Exhibit (4)(i) to Registrant's Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950) filed with the SEC on December 29, 1995.

(a)(13) Specimen Certificate for Shares of Beneficial Interest of The Starburst Government Money Market Fund-Investment Shares is incorporated herein by reference as Exhibit (4)(ii) to Registrant's Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950) filed with the SEC on December 29, 1995.

(a)(14) Specimen Certificate for Shares of Beneficial Interest of The Starburst Government Money Market Fund-Trust Shares is incorporated herein by reference as Exhibit (4)(iii) to Registrant's Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950) filed with the SEC on December 29, 1995.

(a)(15) Specimen Certificate for Shares of Beneficial Interest of The Starburst Money Market Fund-Investment Shares is incorporated herein by reference as Exhibit (4)(iv) to Registrant's Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950) filed with the SEC on December 29, 1995.

(a)(16) Specimen Certificate for Shares of Beneficial Interest of The Starburst Money Market Fund-Trust Shares is incorporated herein by reference as Exhibit (4)(v) to Registrant's Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950) filed with the SEC on December 29, 1995.

(b) By-Laws are incorporated herein by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950) filed with the SEC on December 29, 1995.

(c)       Not Applicable

(d)(1) Investment Advisory Contract of the Registrant through and including Exhibit D is incorporated herein by reference as Exhibit (5)(i) to Registrant's Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950) filed with the SEC on December 29, 1995.

(d)(2) Investment Management Contract of the Registrant through and including Exhibit A is incorporated herein by reference as Exhibit (5)(ii) to Registrant's Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950) filed with the SEC on December 29, 1995.

(d)(3) Exhibit E to the Investment Advisory Contract of the Registrant relating to The Expedition Equity Fund is incorporated herein by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A (File No. 33-30950) filed with the SEC on January 30, 1998.

(d)(4) Exhibit F to the Investment Advisory Contract of the Registrant relating to The Expedition Tax-Free Money Market Fund is incorporated herein by reference to

          Registrant's Post-Effective Amendment No. 30 on Form N-1A (File No. 33-30950) filed with the SEC on September 16, 1998.

(d)(5) Investment Sub-Advisory Agreement between the Advisor and Weiss, Peck & Greer, L.L.C. is incorporated herein by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A (File No. 33-30950) filed with the SEC on December 29, 1998.

(e)(1) Distributor's Contract of the Registrant through and including Exhibit F is incorporated herein by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950) filed with the SEC on December 29, 1995.

(e)(2) Distribution Agreement with SEI Investments Distribution Co. is incorporated herein by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A (File No. 33-30950) filed with the SEC on January 30, 1998.

(f)       Not applicable

(g) Custodian Agreement of the Registrant is incorporated herein by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950) filed with the SEC on December 29, 1995.

(h)(1) Agreement for Fund Accounting, Shareholder Record keeping, and Custody Services Procurement is incorporated herein by reference as Exhibit
          (9)(i) to Registrant's Post-Effective Amendment No. 20 on Form N-1A (File No. 33-30950) filed with the SEC on December 28, 1994.

(h)(2) Sales Agreement with Federated Securities Corp. is incorporated herein by reference as Exhibit (9)(ii) to Registrant's Post-Effective Amendment No. 17 on Form N-1A (File No. 33-30950) filed with the SEC on August 3, 1994.

(h)(3) Electronic Communications and Record keeping Agreement is incorporated herein by reference as Exhibit (9)(iii) to Registrant's Post-Effective Amendment No. 17 on Form N-1A (File No. 33-30950) filed with the SEC on August 3, 1994.

(h)(4) Administration Agreement with SEI Fund Resources is incorporated herein by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A (File No. 33-30950) filed with the SEC on January 30, 1998.


(h)(5) Amended and Restated Administration Agreement, dated July 27, 1999, is incorporated herein by reference as to Exhibit (h)(5) to Registrant's Post- Effective Amendment No. 34 on Form N-1A (File No. 33-30950) filed with the SEC on December 16, 1999.


(h)(6) Shareholder Service Plan and Agreement as it relates to the Investment Service Shares is incorporated herein by reference as to Exhibit
          (h)(5) to Registrant's Post- Effective Amendment No. 32 on Form N-1A (File No. 33-30950) filed with the SEC on February 26, 1999.

(i)       OPINION AND CONSENT OF COUNSEL IS FILED HEREWITH.



(j)       CONSENT OF INDEPENDENT PUBLIC AUDITORS (DELOITTE & TOUCHE) IS FILED

          HEREWITH.

(k)       Not applicable.

(l) Initial Capital Understanding was filed with Registrant's Pre-Effective Amendment No. 1 on Form N-1A (File No. 33-30950) filed with the SEC on November 16, 1989.

(m)(1) Distribution Plan through and including Exhibit G is incorporated herein by reference as Exhibit (15)(i) to Registrant's Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950) filed with the SEC on December 29, 1995.

(m)(2)    Form of 12b-1 Agreement is incorporated herein by reference as Exhibit
          (15)(ii) to Registrant's Post-Effective Amendment No. 24 on Form N-1A (File No. 33-30950) filed with the SEC on December 27, 1996.

(m)(3) Amended and Restated Distribution Plan is incorporated herein by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A (File No. 33-30950) filed with the SEC on June 4, 1997.

(m)(4)    Distribution and Service Plan for the Class B Shares dated
          May 18, 1998 is incorporated herein by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A (File No. 33-30950) filed with the SEC on September 16, 1998.

(n)       Not applicable.

(o)(1) Multiple Class Plan of the Registrant is incorporated herein by reference to Registrant's Post-Effective Amendment No. 24 on Form N-1A (File No. 33-30950) filed with the SEC on December 27, 1996.

(o)(2) Rule 18f-3 Multiple Class Plan of May, 1998 is incorporated herein by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A (File No. 33-30950) filed with the SEC on September 16, 1998.


(p) POWERS OF ATTORNEY FOR DR. ROBERT A. PATTERSON, EUGENE B. PETERS, ROBERT A. NESHER, WILLIAM M. DORAN, JAMES M. STOREY, JOHN T. COONEY, MARK E. NAGLE AND GEORGE J. SULLIVAN, JR. ARE FILED HEREWITH.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     See the Statement of Additional Information regarding the Trust's control relationships. The Administrator is a subsidiary of SEI Investments Company which also controls the distributor of the Registrant (SEI Investments Distribution Co.) and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors and investment managers.

ITEM 25.  INDEMNIFICATION:

Response is incorporated by reference to Registrant's Post-Effective Amendment No. 2 on Form N-1A filed May 23, 1990. (File No. 33-30950).

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:

For a description of the other business of Compass Bank, the investment adviser, see the section entitled "Management of the Fund" in Part A.

The Executive Officers of the investment adviser are:

                                                                 OTHER SUBSTANTIAL
                                                                 BUSINESS, PROFESSION,
NAME                         POSITIION WITH THE ADVISER          VOCATION, EMPLOYMENT
D. Paul Jones, Jr.           Chairman, President,                Chairman, Chief Executive
                             Chief Executive Officer,            Officer, Treasurer and
                             Treasurer and Director              Director of Compass
                                                                 Bancshares, Inc.; Director of
                                                                 Golden Enterprises, Inc.
                                                                 (snack food and metal
                                                                 fastener production and
                                                                 distribution), the principal
                                                                 business address of which is
                                                                 110 South Sixth Street,
                                                                 Birmingham, Alabama
                                                                 35205

E. Lee Harris, Jr.           Executive Vice President,
                             Human Resources Executive

Garrett R. Hegel             Chief Financial Officer             Chief Financial Officer of
                                                                 Compass Bancshares, Inc.

Jerry  W. Powell             General Counsel and                 General Counsel of Compass
                             Secretary                           Bancshares, Inc.

G. Ray Stone                 Senior Executive Vice               Vice President, Chief Credit
                             President, Senior Credit            Policy Officer
                             Policy Officer

James D. Barri               Executive Vice President,
                             Retail Banking Executive

Charles E. McMahen           Vice Chairman

D. Stevenson Ferguson, Jr.   Executive Vice President,
                             Asset Management Group
                             Executive



Clayton Pledger              Executive Vice President,
                             Chief Information Officer


Peter Bauer                  Executive Vice President,
                             Retail Investment Sales;
                             Chief Executive Officer of
                             Compass Brokerage, Inc. and
                             Compass Bancshares
                             Insurance, Inc.

The business address for each of the above-listed persons is 15 South 20th Street, Birmingham, Alabama 35233.

The principal business address of Compass Bank, Compass Bancshares, Inc. and Compass Bancshares Insurance, Inc. is 15 South 20th Street, Birmingham, Alabama 35233.

Directors:

NAME                         OTHER SUBSTANTIAL BUSINESS, PROFESSION VOCATION OR EMPLOYMENT
D. Paul Jones, Jr.           Chairman, President, Chief Executive Officer, Treasurer and
                             Director of Compass Bancshares, Inc. and Compass Bank;
                             Director of Golden Enterprises, Inc. (snack food distribution),
                             110 South Sixth Street, Birmingham, Alabama 35205; Director of
                             Russell Lands, Inc. (real estate development), 1 Willowpoint
                             Road, Alexander City, Alabama 35010; Board Member of
                             Federal Reserve Bank of Atlanta.

E. Lee Harris                Executive Vice President, Human Resources Executive of the
                             adviser

Garrett R. Hegel             Chief Financial Officer of the adviser

G. Ray Stone                 Senior Executive Vice President, Senior Credit Policy Officer of
                             the adviser



James D. Barri               Executive Vice President, Retail Banking Executive of the
                             adviser


Charles E. McMahen           Vice Chairman of the adviser

D. Stevenson Ferguson, Jr.   Executive Vice President, Asset Management Group Executive of
                             the adviser

Clayton Pledger              Executive Vice President, Chief Information Officer of the
                             adviser

All of the members of the Compass Bank Board of Directors are also members of the Board of Directors of Compass Bancshares, Inc.

ITEM 27.  PRINCIPAL UNDERWRITERS:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

          Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

         SEI Daily Income Trust                         July 15, 1982
         SEI Liquid Asset Trust                         November 29, 1982
         SEI Tax Exempt Trust                           December 3, 1982
         SEI Index Funds                                July 10, 1985
         SEI Institutional Managed Trust                January 22, 1987
         SEI Institutional International Trust          August 30, 1988
         The Advisors' Inner Circle Fund                November 14, 1991
         The Pillar Funds                               February 28, 1992
         CUFUND                                         May 1, 1992
         STI Classic Funds                              May 29, 1992
         First American Funds, Inc.                     November 1, 1992
         First American Investment Funds, Inc.          November 1, 1992
         The Arbor Fund                                 January 28, 1993

         Boston 1784 Funds(Registered Trademark)        June 1, 1993
         The PBHG Funds, Inc.                           July 16, 1993
         Morgan Grenfell Investment Trust               January 3, 1994
         The Achievement Funds Trust                    December 27, 1994
         Bishop Street Funds                            January 27, 1995
         CrestFunds, Inc.                               March 1, 1995
         STI Classic Variable Trust                     August 18, 1995
         ARK Funds                                      November 1, 1995
         Huntington Funds                               January 11, 1996
         SEI Asset Allocation Trust                     April 1, 1996
         TIP Funds                                      April 28, 1996
         SEI Institutional Investments Trust            June 14, 1996
         First American Strategy Funds, Inc.            October 1, 1996
         HighMark Funds                                 February 15, 1997
         Armada Funds                                   March 8, 1997
         PBHG Insurance Series Fund, Inc.               April 1, 1997
         The Expedition Funds                           June 9, 1997
         Alpha Select Funds                             January 1, 1998
         Oak Associates Funds                           February 27, 1998
         The Nevis Funds, Inc.                          June 29, 1998
         The Parkstone Group of Funds                   September 14, 1998
         CNI Charter Funds                              April 1, 1999
         The Parkstone Advantage Fund                   May 1, 1999
         Amerindo Funds, Inc.                           July 13, 1999

         The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

                               POSITION AND OFFICES                                     POSITION AND OFFICES
NAME                           WITH UNDERWRITER                                              WITH REGISTRANT
Alfred P. West, Jr.            Director, Chairman of the Board of Directors                      --
Richard B. Lieb                Director, Executive Vice President                                --
Carmen V. Romeo                Director                                                          --
Mark J. Held                   President & Chief Operating Officer                               --
Gilbert L. Beebower            Executive Vice President                                          --
Dennis J. McGonigle            Executive Vice President                                          --
Robert M. Silvestri            Chief Financial Officer & Treasurer                               --
Leo J. Dolan, Jr.              Senior Vice President                                             --
Carl A. Guarino                Senior Vice President                                             --
Larry Hutchison                Senior Vice President                                             --
Jack May                       Senior Vice President                                             --
Hartland J. McKeown            Senior Vice President                                             --
Kevin P. Robins                Senior Vice President                                    Vice President
                                                                                        & Assistant Secretary
Patrick K. Walsh               Senior Vice President                                             --
Robert Aller                   Vice President                                                    --
Gordon W. Carpenter            Vice President                                                    --
Todd Cipperman                 Vice President & Assistant Secretary                     Vice President &
                                                                                        Assistant Secretary
S. Courtney E. Collier         Vice President & Assistant Secretary                              --
Robert Crudup                  Vice President & Managing Director                                --
Richard A. Deak                Vice President & Assistant Secretary                              --
Barbara Doyne                  Vice President                                                    --
Jeff Drennen                   Vice President                                                    --
James R. Foggo                 Vice President & Assistant Secretary                              --
Vic Galef                      Vice President & Managing Director                                --
Lydia A. Gavalis               Vice President & Assistant Secretary                     Vice President &
                                                                                        Assistant Secretary
Greg Gettinger                 Vice President & Assistant Secretary                              --
Kathy Heilig                   Vice President                                           Vice President &
                                                                                        Assistant Secretary
Jeff Jacobs                    Vice President                                                    --
Samuel King                    Vice President                                                    --
Kim Kirk                       Vice President & Managing Director                                --
John Krzeminski                Vice President & Managing Director                                --


Carolyn McLaurin               Vice President & Managing Director                                --
W. Kelso Morrill               Vice President                                                    --
Mark Nagle                     Vice President                                           President
Joanne Nelson                  Vice President                                                    --
Cynthia M. Parrish             Vice President & Assistant Secretary                              --
Kim Rainey                     Vice President                                                    --
Rob Redican                    Vice President                                                    --
Maria Rinehart                 Vice President                                                    --
Steve Smith                    Vice President                                                    --
Daniel Spaventa                Vice President                                                    --
Kathryn L. Stanton             Vice President & Assistant Secretary                     Vice President &
                                                                                        Assistant Secretary
Lynda J. Striegel              Vice President & Assistant Secretary                     Vice President &
                                                                                        Assistant Secretary
Lori L. White                  Vice President & Assistant Secretary                              --
Wayne M. Withrow               Vice President & Managing Director                                --


ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS:

     Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules promulgated thereunder, are maintained as follows:

         (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3);
     (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of the Portfolios' Custodian:

                           Compass Bank
                           701 S. 32nd Street
                           Birmingham, AL 35233

         (b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1), (4); (2)(C) and
      (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's
      Administrator:

                           SEI Investments Mutual Funds Services
                           Oaks, PA  19456

         (d) With respect to Rules 31a-(b)(5); (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the offices of Registrant's Advisors:

                           Compass Bank
                           701 S. 32nd Street
                           Birmingham, AL 35233

                           Weiss, Peck & Greer, L.L.C.
                           One New York Plaza
                           New York, New York 10004

ITEM 29.  MANAGEMENT SERVICES:  None.

ITEM 30.  UNDERTAKINGS:  None.

                                     NOTICE

     A copy of the Declaration of Trust of The Expedition Funds is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and the Registrant has duly caused this Post-Effective Amendment No. 34 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 28th day of February, 2000.


                                            THE EXPEDITION FUNDS

                                            By /s/ Mark E. Nagle
                                               -----------------------------
                                                   Mark E. Nagle,  President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacity on the dates indicated.


            *                                  Trustee                     February 28, 2000
--------------------------------------
William M. Doran

            *                                  Trustee                     February 28, 2000
-------------------------------------
Dr. Robert A. Patterson

            *                                  Trustee                     February 28, 2000
-------------------------------------
George J. Sullivan, Jr.

            *                                  Trustee                     February 28, 2000
-------------------------------------
Robert A. Nesher

            *                                  Trustee                     February 28, 2000
-------------------------------------
James M. Storey

            *                                  Trustee                     February 28, 2000
-------------------------------------
Eugene B. Peters

            *                                  Trustee                     February 28, 2000
-------------------------------------
John T. Cooney

/s/ Mark  E. Nagle                             President                   February 28, 2000
-------------------------------------
Mark E. Nagle

/s/ Robert J. Dellacroce                       Controller & Chief
-------------------------------------          Financial Officer           February 28, 2000
Robert J. DellaCroce

*By /s/ Mark E. Nagle
-------------------------------------
        Mark E. Nagle
        Attorney-in-Fact

                                  EXHIBIT INDEX

EXHIBITS:

EX-99.A1    Declaration of Trust is incorporated herein by reference to
            Registrant's Post-Effective Amendment No. 22 on Form N-1A (File No.
            33-30950) filed with the Securities and Exchange Commission ("SEC")
            on December 29, 1995.
EX-99.A2    Amendment No. 1 to Declaration of Trust was filed as Exhibit (1)(i)
            to Registrant's Pre-Effective Amendment No. 1 on Form N-1A (File No.
            33-30950) filed with the SEC on November 16, 1989.
EX-99.A3    Amendment No. 2 to Declaration of Trust was filed as Exhibit (1)(ii)
            to Registrant's Post-Effective Amendment No. 1 on Form N-1A (File
            No. 33-30950) filed with the SEC on May 21, 1990.
EX-99.A4    Amendment Nos. 3, 4, and 5 to Declaration of Trust was filed as
            Exhibit (1)(iii) to Registrant's Post-Effective Amendment No. 3 on
            Form N-1A (File No. 33-30950) filed with the SEC on
            September 11, 1991.
EX-99.A5    Amendment No. 6 to Declaration of Trust was filed as Exhibit (1)(iv)
            to Registrant's Post-Effective Amendment No. 5 on Form N-1A (File
            No. 33-30950) filed with the SEC on February 14, 1992.
EX-99.A6    Amendment No. 7 to Declaration of Trust was filed as Exhibit (1)(v)
            to Registrant's Post-Effective Amendment No. 8 on Form N-1A (File
            No. 33-30950) filed with the SEC on September 28, 1992.
EX-99.A7    Amendment Nos. 8 and 9 to Declaration of Trust are incorporated herein by reference as Exhibit (1)(vi) to Registrant's
            Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950)
            filed with the SEC on December 29, 1995.
EX-99.A8    Amendment No. 10 to Declaration of Trust is incorporated herein by reference as Exhibit (1)(g) to Registrant's Post-Effective
            Amendment No. 26 on Form N-1A (File No. 33-30950) filed with the
            SEC on June 4, 1997.
EX-99.A9    Amendment No. 12 to Declaration of Trust is incorporated herein by reference as Exhibit (1)(h) to Registrant's Post-Effective
            Amendment No. 28 on Form N-1A (File No. 33-30950) filed with the
            SEC on January 15, 1998.
EX-99.A10   Amendment No. 13 to Declaration of Trust is incorporated herein by reference as Exhibit (1)(i) to Registrant's Post-Effective Amendment
            No. 28 on Form N-1A (File No. 33-30950) filed with the SEC on
            January 15, 1998.
EX-99.A11   Amendment No. 14 to Declaration of Trust is incorporated herein by reference to Registrant's Post-Effective Amendment No. 30 on Form
            N-1A (File No. 33-30950) filed with the SEC on September 16, 1998.

EX-99.A12   Specimen Certificate for Shares of Beneficial Interest of The
            Starburst Government Income Fund is incorporated herein by reference as Exhibit (4)(i) to Registrant's Post-Effective Amendment No. 22 on
            Form N-1A (File No. 33-30950) filed with the SEC on
            December 29, 1995.
EX-99.A13   Specimen Certificate for Shares of Beneficial Interest of The
            Starburst Government Money Market Fund-Investment Shares is
            incorporated herein by reference as Exhibit (4)(ii) to Registrant's
            Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950)
            filed with the SEC on December 29, 1995.
EX-99.A14   Specimen Certificate for Shares of Beneficial Interest of The
            Starburst Government Money Market Fund-Trust Shares is incorporated herein by reference as Exhibit (4)(iii) to Registrant's
            Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950)
            filed with the SEC on December 29, 1995.
EX-99.A15   Specimen Certificate for Shares of Beneficial Interest of The
            Starburst Money Market Fund-Investment Shares is incorporated herein by reference as Exhibit (4)(iv) to Registrant's Post-Effective
            Amendment No. 22 on Form N-1A (File No. 33-30950) filed with the SEC on December 29, 1995.
EX-99.A16   Specimen Certificate for Shares of Beneficial Interest of The
            Starburst Money Market Fund-Trust Shares is incorporated herein by reference as Exhibit (4)(v) to Registrant's Post-Effective Amendment
            No. 22 on Form N-1A (File No. 33-30950) filed with the SEC on
            December 29, 1995.
EX-99.B     By-Laws are incorporated herein by reference to Registrant's
            Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950)
            filed with the SEC on December 29, 1995.
EX-99.C     Not Applicable
EX-99.D1    Investment Advisory Contract of the Registrant through and including Exhibit D is incorporated herein by reference as Exhibit
            (5)(i) to Registrant's Post-Effective Amendment No. 22 on Form N-1A
            (File No. 33-30950) filed with the SEC on December 29, 1995.
EX-99.D2    Investment Management Contract of the Registrant through and including Exhibit A is incorporated herein by reference as Exhibit
            (5)(ii) to Registrant's Post-Effective Amendment No. 22 on Form N-1A
            (File No. 33-30950) filed with the SEC on December 29, 1995.
EX-99.D3    Exhibit E to the Investment Advisory Contract of the Registrant
            relating to The Expedition Equity Fund is incorporated herein by reference to Registrant's Post-Effective Amendment No. 29 on Form
            N-1A (File No. 33-30950) filed with the SEC on January 30, 1998.
EX-99.D4    Exhibit F to the Investment Advisory Contract of the Registrant
            relating to The Expedition Tax-Free Money Market Fund is
            incorporated herein
            by reference to Registrant's Post-Effective Amendment No. 30 on
            Form N-1A (File No. 33-30950) filed with the SEC on
            September 16, 1998.
EX-99.D5    Investment Sub-Advisory Agreement between the Advisor and Weiss,
            Peck & Greer, L.L.C. is incorporated herein by reference to
            Registrant's Post-Effective Amendment No. 31 on Form N-1A (File No.
            33-30950) filed with the SEC on December 29, 1998.
EX-99.E1    Distributor's Contract of the Registrant through and including
            Exhibit F is incorporated herein by reference to Registrant's
            Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950)
            filed with the SEC on December 29, 1995.
EX-99.E2    Distribution Agreement with SEI Investments Distribution Co. is incorporated herein by reference to Registrant's Post-Effective
            Amendment No. 29 on Form N-1A (File No. 33-30950)filed with the SEC on January 30, 1998.
EX-99.F     Not applicable
EX-99.G     Custodian Agreement of the Registrant is incorporated herein by reference to Registrant's Post-Effective Amendment No. 22 on Form
            N-1A (File No. 33-30950) filed with the SEC on December 29, 1995.
EX-99.H1    Agreement for Fund Accounting, Shareholder Record keeping, and
            Custody Services Procurement is incorporated herein by reference as Exhibit (9)(i) to Registrant's Post-Effective Amendment No. 20 on
            Form N-1A (File No. 33-30950) filed with the SEC on
            December 28, 1994.
EX-99.H2    Sales Agreement with Federated Securities Corp. is incorporated herein by reference as Exhibit (9)(ii) to Registrant's
            Post-Effective Amendment No. 17 on Form N-1A (File No. 33-30950) filed with the SEC on August 3, 1994.
EX-99.H3    Electronic Communications and Record keeping Agreement is
            incorporated herein by reference as Exhibit (9)(iii) to Registrant's
            Post-Effective Amendment No. 17 on Form N-1A (File No. 33-30950) filed with the SEC on August 3, 1994.
EX-99.H4    Administration Agreement with SEI Fund Resources is incorporated herein by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A (File No. 33-30950) filed with the SEC on
            January 30, 1998.

EX-99.H5 Amended and Restated Administration Agreement, dated July 27, 1999, is incorporated herein by reference to Registrant's Post-Effective Amendment No. 33 on Form N-1A (File No. 33-30950) filed with the SEC on December 16, 1999.

EX-99.H6 Shareholder Service Plan and Agreement as it relates to the Investment Service Shares is incorporated herein by reference as to Exhibit (h)(5) to Registrant's Post-Effective Amendment No. 32 on Form N-1A (File No. 3-30950) filed with the SEC on
            February 26, 1999.

EX-99.I     OPINION AND CONSENT OF COUNSEL IS FILED HEREWITH.

EX-99.J CONSENT OF THE INDEPENDENT PUBLIC AUDITORS (DELOITTE & TOUCHE) IS FILED HEREWITH.

EX-99.K     Not applicable.
EX-99.L     Initial Capital Understanding was filed with Registrant's
            Pre-Effective Amendment No. 1 on Form N-1A (File No. 33-30950)
            filed with the SEC on November 16, 1989.
EX-99.M1    Distribution Plan through and including Exhibit G is incorporated herein by reference as Exhibit (15)(i) to Registrant's
            Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950)
            filed with the SEC on December 29, 1995.
EX-99.M2    Form of 12b-1 Agreement is incorporated herein by reference as
            Exhibit (15)(ii) to Registrant's Post-Effective Amendment No. 24 on
            Form N-1A (File No. 33-30950) filed with the SEC on
            December 27, 1996.
EX-99.M3    Amended and Restated Distribution Plan is incorporated herein by reference to Registrant's Post-Effective Amendment No. 26 on
            Form N-1A (File No. 33-30950) filed with the SEC on June 4, 1997.
EX-99.M4    Distribution and Service Plan for the Class B Shares dated
            May 18, 1998 is incorporated herein by reference to Registrant's
            Post-Effective Amendment No. 30 on Form N-1A (File No. 33-30950)
            filed with the SEC on September 16, 1998.
EX-99.N     Not applicable.
EX-99.O1    Multiple Class Plan of the Registrant is incorporated herein by reference to Registrant's Post-Effective Amendment No. 24 on Form
            N-1A (File No. 33-30950) filed with the SEC on December 27, 1996.
EX-99.O2    Rule 18f-3 Multiple Class Plan of May, 1998 is incorporated herein by reference to Registrant's Post-Effective Amendment No. 30 on Form
            N-1A (File No. 33-30950) filed with the SEC on September 16, 1998.

EX-99.P POWERS OF ATTORNEY FOR DR. ROBERT A. PATTERSON, EUGENE B. PETERS, ROBERT A. NESHER, WILLIAM M. DORAN, JAMES M. STOREY, JOHN T. COONEY, MARK E. NAGLE AND GEORGE J. SULLIVAN, JR. ARE FILED HEREWITH.